     As filed with the Securities and Exchange Commission on April 26, 2004
                                                       Registration No. 33-78944

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         PRE-EFFECTIVE AMENDMENT NO.               / /

                       POST-EFFECTIVE AMENDMENT NO. 21             /X/

                                     and/or

                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

                                Amendment No. 23

                               PIMCO ADVISORS VIT
                        (formerly OCC Accumulation Trust)
               (Exact Name of Registrant as Specified in Charter)

                 1345 Avenue of the Americas, New York, NY 10105
                    (Address of Principal Executive Offices)

                                 (212) 739-3000
                         (Registrant's Telephone Number)

                              Francis C. Poli, Esq.
                             Oppenheimer Capital LLC
                           1345 Avenue of the Americas
                             New York, NY 10105-4800
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 /X/ immediately upon filing pursuant    / / On April 30, 2004 pursuant to
     to paragraph (b)                        paragraph (b)


 / / 60 days after filing pursuant to    / / on { } pursuant to paragraph (a)(1)
     paragraph (a)(1)

 / / 75 days after filing pursuant to    / / on { } pursuant to paragraph (a)(2)
     paragraph (a)(2)                        of Rule 485


Part-C-May-2004

                               PIMCO ADVISORS VIT


                          Prospectus dated May 1, 2004

PIMCO ADVISORS VIT (the "Fund") is an open-end investment company with the following investment portfolios (the "Portfolios"):


          PEA Large Cap Growth Portfolio ("Large Cap Growth Portfolio")


               PEA Renaissance Portfolio ("Renaissance Portfolio")


    PEA Science and Technology Portfolio ("Science and Technology Portfolio")

          PEA Small Cap Growth Portfolio ("Small Cap Growth Portfolio")

                 OpCap Balanced Portfolio ("Balanced Portfolio")

                   OpCap Equity Portfolio ("Equity Portfolio")

            OpCap Global Equity Portfolio ("Global Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")

                  OpCap Mid Cap Portfolio ("Mid Cap Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

   OpCap U.S. Government Income Portfolio ("U.S. Government Income Portfolio")

           NFJ Small Cap Value Portfolio ("Small Cap Value Portfolio")


  NFJ Dividend Value Portfolio ("Dividend Value Portfolio", formerly NFJ Equity
                                Income Portfolio)



Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Risk/Return Summary                                                           3

Sub-Advisers' Past Performance                                               14

Principal Investment Strategies                                              16

Risks                                                                        24

Investment Policies                                                          28

Fund Management                                                              29

Share Price                                                                  35

Dividends, Distributions and Taxes                                           36

Investing in the Fund                                                        37

Financial Highlights                                                         38

                               RISK/RETURN SUMMARY

INVESTMENT GOALS       Large Cap Growth Portfolio          Long term capital
                                                           appreciation

                       Renaissance Portfolio               Long term capital
                                                           appreciation and
                                                           income

                       Science and Technology              Capital appreciation
                       Portfolio

                       Small Cap Growth Portfolio          Capital appreciation

                       Balanced Portfolio                  Growth of capital and
                                                           investment income

                       Equity Portfolio                    Long term capital
                                                           appreciation

                       Global Equity Portfolio             Long term capital
                                                           appreciation

                       Managed Portfolio                   Growth of capital
                                                           over time

                       Mid Cap Portfolio                   Long term capital
                                                           appreciation

                       Small Cap Portfolio                 Capital appreciation

                       U.S. Gov't Income Portfolio         High current income
                                                           and protection of
                                                           capital

                       Small Cap Value Portfolio           Long term capital
                                                           appreciation


                       Dividend Value Portfolio            Income and long term
                                                           growth of capital

PRINCIPAL INVESTMENT
STRATEGIES                  -   The Large Cap Growth Portfolio invests at least
                                80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of at least $5 billion at the time of purchase that the sub-adviser believes will experience relatively rapid earnings growth.

                            - The Renaissance Portfolio invests generally in equity securities of companies with market capitalizations of $1 billion to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve, although it may invest in companies in any capitalization range.


                            - The Science and Technology Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies.


                            - The Small Cap Growth Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that the sub-adviser believes will experience rapid earnings growth.

                            - The Balanced Portfolio invests in equity and debt securities that the investment adviser believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities.


                            - The Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities that the investment adviser believes are undervalued in the marketplace.

                            - The Global Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities on a worldwide basis and may invest in U.S. or foreign fixed income securities.

                            - The Managed Portfolio invests in common stocks, bonds and cash equivalents, allocated based on the investment adviser's judgment.


                            - The Mid Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion at the time of purchase that the investment adviser believes are undervalued in the marketplace.

                            - The Small Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that the investment adviser believes are undervalued in the marketplace.


                            - The U.S. Government Income Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations including mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.


                            - The Small Cap Value Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies with market capitalizations between $100 million and $2 billion that the sub-adviser believes are undervalued by the market.

                            - The Dividend Value Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, consisting primarily of income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

INVESTMENT
PHILOSOPHY                  OpCap Advisors LLC ("OpCap Advisors") is the
                            investment adviser to all of the Portfolios. OpCap
                            Advisors has retained PEA Capital LLC ("PEA
                            Capital", formerly PIMCO Equity Advisors LLC) as sub-adviser to the Large Cap Growth, Small Cap
                            Growth, Science and Technology and Renaissance
                            Portfolios, Pacific Investment Management Company
                            LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed Portfolio and NFJ Investment
                            Group L.P. ("NFJ") as sub-adviser to the Small Cap
                            Value and Dividend Value Portfolios.


                            For the equity investments it manages directly, i.e., the Equity, Mid Cap, Small Cap, Global Equity, and Balanced Portfolios and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                            When selecting equity securities, OpCap Advisors believes there are two major components of value.

                            - A company's ability to generate earnings that contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                            - Price - OpCap Advisors looks for companies with a market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                            OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                            -   Financial statements
                            -   Market share analysis
                            -   Unit volume growth
                            -   Barriers to entry

                            -   Pricing policies
                            -   Management record.

                            OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                            -   substantial and growing discretionary cash flow
                            -   strong shareholder value-oriented management
                            -   valuable consumer or commercial franchises
                            -   high returns on capital
                            -   favorable price to intrinsic value relationship.

                            In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                            There can be no assurance that OpCap Advisors will achieve its goals.


                            PEA Capital acts as sub-adviser to the Large Cap Growth, Small Cap Growth, Science and Technology and Renaissance Portfolios.

                            PEA Capital's investment philosophy generally focuses on the wealth-creating characteristics of a growing business. By combining the characteristics of growth, quality, and time, its investment process seeks to capture the powerful compounding effect of a growing enterprise. PEA Capital seeks to invest in superior companies and then monitor accounts to ensure that it maintains a portfolio of the highest quality companies available. The investment process includes the review of quantitative and qualitative criteria. PEA Capital aims to significantly outperform the relevant market index over the long term and to control risk relative to the market. There can be no assurance that PEA Capital will achieve its goals.


                            PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.


                            PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There can be no assurance that PIMCO will achieve its goals.

                            NFJ acts as sub-adviser to the Small Cap Value and Dividend Value Portfolios. NFJ employs a deep value equity investment style that focuses on both income and capital appreciation potential. NFJ follows a disciplined investment process that emphasizes broad industry diversification and dividend income. Grounded in in-depth research and analysis, this process enables NFJ to identify stocks with attractive valuations and strong long-term growth potential while controlling total portfolio risk.


                            The main proxy of undervaluation that NFJ uses is the price earnings ratio. Other variables such as price to book, price to sales, and price to cash flow ratios are also utilized to confirm an attractive valuation. Once the low P/E screen is completed, the focus turns to intensive fundamental research with the objective of determining whether a stock is actually mispriced as indicated by the low P/E multiple or whether the stock is correctly priced due to a particular fundamental reason.

                            There can be no assurance that NFJ will achieve its goals.

PRINCIPAL RISKS             If you invest in the Portfolios that invest in
                            equity securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                            -   The stock market goes down
                            - The Portfolio's investment style (i.e., value or growth) falls out of favor
                            - The Portfolio's investment sector (e.g., small cap, mid cap, technology or foreign securities, which generally are more volatile than U.S. large cap securities) declines or becomes less liquid

                            - For the Equity, Mid Cap, Small Cap, Global Equity, Managed, Renaissance, Small Cap Value, Dividend Value and Balanced Portfolios, the market does not recognize the stocks as being undervalued.

                            - The stocks selected for growth potential do achieve such growth.

                            If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                            -   Interest rates rise and the bond market declines
                            -   Bond issuers cannot meet their obligations
                            - As a result of pre-payments, the Portfolios may have to reinvest at lower rates.

                            The U.S. Government Income Portfolio invests primarily in fixed-income securities issued by the U.S. Government, its agencies or instrumentalities. Securities issued by the U.S. Government, such as treasury securities, are backed by the full faith and credit of the U.S. Government. Some agency securities are also backed by the full faith and credit of the U.S. Government. Other agency securities do not carry a formal guarantee, but are considered to be of high credit quality.


BAR CHART &            The charts below provide some indication of the risks of
PERFORMANCE            investing in the Portfolios by showing changes in the
TABLE                  performance of each Portfolio's shares from year to year
                       over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio. Due to a reorganization which occurred on April 30, 2004, in which all assets of the LSA Balanced Fund were transferred to the Balanced Portfolio in return for shares of the Balanced Portfolio, performance for the Balanced
                       Portfolio represents that of the LSA Balanced Fund, a series of the LSA Variable Series Trust, adjusted to reflect fees and expenses attributable to the Balanced
                       Portfolio. Performance is not shown in a bar chart for the Large Cap Growth, Small Cap Growth, Small Cap Value and Dividend Value Portfolios because they do not have a full calendar year of performance. Supplemental performance of the sub-adviser with regard to the Large
                       Cap Growth, Small Cap Growth, Small Cap Value and
                       Dividend Value Portfolios can be found in the section captioned "Sub-Advisers' Past Performance."


                       The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

                                EQUITY PORTFOLIO

1994                      3.81%
1995                     38.85%
1996                     23.36%
1997                     26.63%
1998                     11.86%
1999                      2.54%
2000                      9.91%
2001                     (7.02)%
2002                    (21.41)%
2003                     28.57%


During the periods shown in the bar chart, the highest quarterly return was 17.35% (for the quarter ended 6/30/03) and the lowest quarterly return was (20.84)% (for the quarter ended 9/30/02).

[CHART]

                         SCIENCE & TECNNOLOGY PORTFOLIO

2001                    (60.79)%
2002                    (49.58)%
2003                     63.33%

During the period shown in the bar chart, the highest quarterly return was 53.55% (for the quarter ended 12/31/01) and the lowest quarterly return was (50.48)% (for the quarter ended 9/30/01).

[CHART]

                                MID CAP PORTFOLIO

1999                     21.63%
2000                     25.88%
2001                      6.56%
2002                     (7.13)%
2003                     32.42%

During the periods shown in the bar chart, the highest quarterly return was 23.78% (for the quarter ended 12/31/99) and the lowest quarterly return was (14.41)% (for the quarter ended 9/30/01).


                               SMALL CAP PORTFOLIO

[CHART]


1994                     (1.01)%
1995                     15.23%
1996                     18.72%
1997                     22.24%
1998                     (9.03)%
1999                     (1.80)%
2000                     44.22%
2001                      8.30%
2002                    (21.60)%
2003                     42.70%



During the periods shown in the bar chart, the highest quarterly return was 22.56% (for the quarter ended 6/30/03) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

[CHART]

                             GLOBAL EQUITY PORTFOLIO

1996                     15.02%
1997                     14.02%
1998                     13.29%
1999                     26.53%
2000                      4.70%
2001                    (13.82)%
2002                    (17.41)%
2003                     31.55%


During the periods shown in the bar chart, the highest quarterly return was 15.22% (for the quarter ended 06/30/03) and the lowest quarterly return was (16.02)% (for the quarter ended 9/30/02).


[CHART]

                                MANAGED PORTFOLIO

1994                      2.61%
1995                     45.55%
1996                     22.77%
1997                     22.29%
1998                      7.12%
1999                      5.00%
2000                      9.74%
2001                     (4.91)%
2002                    (16.88)%
2003                     21.75%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

[CHART]

                        U.S. GOVERNMENT INCOME PORTFOLIO

1996                      3.02%
1997                      7.04%
1998                      8.15%
1999                     (1.61)%
2000                     10.39%
2001                      6.57%
2002                      9.67%
2003                      1.34%

During the periods shown in the bar chart, the highest quarterly return was 5.08% (for the quarter ended 9/30/02) and the lowest quarterly return was (1.08)% (for the quarter ended 12/31/01).


[CHART]

                               BALANCED PORTFOLIO



2000                      8.88%
2001                      2.24%
2002                    -18.30%
2003                     29.22%



During the periods shown in the bar chart, the highest quarterly return was 14.86% (for the quarter ended 6/30/03) and the lowest quarterly return was (14.02)% (for the quarter ended 6/30/02).

[CHART]

RENAISSANCE PORTFOLIO


2003                     56.53%


During the periods shown in the bar chart, the highest quarterly return was 31.47% (for the quarter ended 6/30/03) and the lowest quarterly return was (24.70)% (for the quarter ended 9/30/02).

The following table shows the average annual returns for the Equity, Science & Technology, Mid Cap, Small Cap, Global Equity, Managed, U.S. Government Income, Renaissance and Balanced Portfolios. Performance of the Balanced Portfolio reflects the performance of the LSA Balanced Fund, adjusted to reflect the fees and expenses attributable to the Balanced Portfolio. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance. Performance information is not shown in a table for the Balanced, Large Cap Growth, Small Cap Growth, Small Cap Value and Dividend Value Portfolios because they do not have a full calendar year of performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003



                                                    1 YEAR         5 YEARS      10 YEARS
                                                    ------         -------      --------
Equity Portfolio+                                    28.6%            1.2%         10.3%
S&P 500                                              28.7%           (0.6)%         11.1%

Science and Technology Portfolio                     63.3%          (35.5)%*        N/A
Nasdaq                                               50.0%          (17.3)%*        N/A
*since inception: 4/12/00

Mid Cap Portfolio                                    32.4%           15.0%         12.3%*
Wilshire 750 Mid Cap Index                           43.5%            8.5%          8.1%*
*since inception: 2/9/98

Small Cap Portfolio+                                 42.7%           11.4%          9.9%
Russell 2000 Index                                   47.3%            7.2%          9.5%

Global Equity Portfolio                              31.6%            4.4%          9.3%*
MSCI World Index                                     33.1%           (0.8)%         8.0%*
*since inception: 3/1/95

Managed Portfolio+                                   21.8%            2.1%         10.3%
S&P 500                                              28.7%           (0.6)%        11.1%

U.S. Government Income Portfolio                      1.3%            5.2%          6.3%*
Lehman Brothers Intermediate Government Bond Index    2.3%            6.2%          7.3%*
*since inception: 1/3/95

Renaissance Portfolio                                56.5%           24.1%          N/A
Russell Mid Cap Value Index                          38.1%           20.5%          N/A
*since inception: 7/10/02

Balanced Portfolio                                   29.2%            4.7%*         N/A
S&P 500                                              28.7%           (1.9)%*        N/A
60% S&P 500 / 40% Merrill Lynch                      20.4%            2.8%*         N/A
Corporate Master Bond Index
*since inception: 10/1/99 (inception of the
LSA Balanced Fund)



+On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust, adjusted to reflect the fees and expenses attributable to the Equity, Small Cap and Managed Portfolios, respectively. The Old Trust commenced operations on August 1, 1988.


FEES &                 These tables describe the fees and expenses you may pay
EXPENSES               if you buy and hold shares of each Portfolio. Overall
                       fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect
                       Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)        Not applicable

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                                                                TOTAL ANNUAL
                                             DISTRIBUTION                         PORTFOLIO          FEES AND         NET PORTFOLIO
                            MANAGEMENT      AND/OR SERVICE       OTHER            OPERATING       EXPENSES WAIVED       OPERATING
       PORTFOLIO                FEE          (12b-1) FEES       EXPENSES          EXPENSES       OR REIMBURSED(1)       EXPENSES
------------------------- ---------------- ----------------- --------------- ------------------ ------------------- ----------------
         Equity                0.80%             None            0.20%              1.00%              None               1.00%

        Balanced               0.80%             None            0.20%(2)           1.00%              None               1.00%

       Small Cap               0.80%             None            0.13%              0.93%              None               0.93%

        Mid Cap                0.80%             None            0.46%              1.26%              0.24%              1.02%

       Science &
       Technology              0.80%             None            0.68%              1.48%              0.46%              1.02%

     Global Equity             0.80%             None            0.47%              1.27%              0.01%              1.26%

      Renaissance              0.80%             None            0.91%              1.71%              0.63%              1.08%

        Managed                0.80%             None            0.13%              0.93%              None               0.93%

    U.S. Government
         Income                0.60%             None            0.45%              1.05%              None               1.02%

    Large Cap Growth
                               0.80%             None            0.20%(2)           1.00%              None               1.00%

    Small Cap Growth
                               0.80%             None            0.20%(2)           1.00%              None               1.00%

    Small Cap Value
                               0.80%             None            2.47%(3)           3.27%              2.27%              1.00%

     Dividend Value
                               0.80%             None            2.69%(3)           3.49%              2.29%              1.20%



(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of each Portfolio (except Global Equity) to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets and 1.25% (net of any expense offset by earnings credits from the custodian bank) of the Global Equity Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by the Adviser through December 31, 2014.


(2)Estimated (based on expenses for the current fiscal year)


(3) Annualized


The Examples are intended to help you compare the cost of investing in shares of a Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of a Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period. These Examples do not take into account the fees and expenses imposed by insurance companies through which your investment in a Portfolio may be made. If expenses at the contract level were included, fees would be higher.

       PORTFOLIO                       1 YEAR     3 YEARS   5 YEARS   10 YEARS
------------------------------------ ----------- --------- --------- ----------
        Equity                          $102       $318      $552      $1,225
       Small Cap                          95        296       515       1,143
        Mid Cap                          104        325       561       1,235
 Science & Technology                    104        325       563       1,248
     Global Equity                       128        402       692       1,523
      Renaissance                        110        342       589       1,286
        Managed                           95        296       515       1,143
U.S. Government Income                   104        325       563       1,248
       Balanced                          102        318       552       1,225
   Large Cap Growth*                     102        318       552       1,225
   Small Cap Growth*                     102        318       552       1,225
    Small Cap Value                      102        314       533       1,126
    Dividend Value                       122        375       636       1,322


*Portfolio has not commenced operations.

                         SUB-ADVISERS' PAST PERFORMANCE


The performance results shown below represent composite returns (the "Composites") derived from performance data furnished by PEA Capital, which is sub-adviser to the Large Cap Growth and Small Cap Growth Portfolios ("PEA Portfolios") and NFJ Investment Group, which is sub-adviser to the Small Cap Value and Dividend Value Portfolios ("NFJ Portfolios"). The Composites for the PEA Portfolios are comprised of all accounts managed by the PEA Capital with substantially similar investment objectives, policies and strategies as the PEA Portfolios. The Composites for the NFJ Portfolios are comprised of all accounts managed by NFJ Investment Group with substantially similar investment objectives, policies and strategies as the NFJ Portfolios.

The Composites have not been subject to the same types of expenses and restrictions to which the PEA and NFJ Portfolios are subject to. The information regarding the performance of the Composites does not represent any of the performance of the PEA or the NFJ Portfolios. Such information should not be considered a prediction of the future performance of the PEA or the NFJ Portfolios. The PEA Portfolios are not active and do not have a performance record of their own. The NFJ Portfolios are newly organized and do not have a performance record of their own.


Unlike the Portfolios, the accounts comprising the Composites are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Service Code of 1986. Complying with these regulatory requirements may have an adverse effect on each fund's performance relative to that of a composite in which all or some accounts are not subject to such requirements.

The following table reflects data supplied by the adviser and each sub-adviser relating to the performance of all fee paying, fully discretionary portfolios using the strategies similar to the funds' but not necessarily identical to those of the funds. Performance of each Composite is not that of the corresponding portfolio, is not a substitute for the corresponding portfolio's performance and does not predict a fund's performance results, which may differ from the Composite's results.

The table shows the average annual total returns of the Composites managed by PEA and NFJ for the periods set forth below. The Composite returns are also compared against their relevant benchmarks (which are the same benchmarks for the PEA and NFJ Portfolios).

THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

The benchmark (or index) for each of the Composites is a measure of the broad market for their respective strategy. Each index is included to provide a detailed basis of comparison. Each index is unmanaged and reflects past performance, which is not indicative of future results.


                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                                                          SINCE
                                          1 YEAR     3 YEAR     5 YEARS    10 YEARS    INCEPTION(1)
                                          ------     ------     -------    --------    ------------
 Large Cap Growth Composite               26.17%    (12.00)%     (3.06)%       N/A         8.29%

 Russell 1000 Growth Index                29.75      (9.36)      (5.11)        N/A         6.97

 Small Cap Growth Composite               60.30      (0.53)       7.84         N/A        15.88

 Russell 2000 Growth Index                47.25       6.27        7.13         N/A        10.77

 Small Cap Value Composite                32.08      17.93       13.82       14.36        13.93
 Russell 2000 Value Index                 46.03      13.83       12.28       12.70        13.37
 Equity Income Composite                  29.99      12.67        8.77       13.83        13.88
 Russell 1000 Value Index                 30.03       1.22        3.56       11.88        12.41


(1) The inception periods for the Large Cap Growth Composite, Small Cap Growth Composite, Small Cap Value Composite and Equity Income Composite are 1/1/96, 7/1/94, 2/1/89 and 2/1/89, respectively.

          INFORMATION ABOUT PAST PERFORMANCE COMPOSITES OF SUB-ADVISER


The fees and expenses paid by the PEA and NFJ Portfolios will be higher than the fees and expenses paid by the Composites. The performance of the Composites would have been lower than that shown above if the Composites had been subject to the fees and expenses of the PEA and NFJ Portfolios and to other restrictions applicable to investment companies under relevant laws.


Average Annual Total Return: Composite results are measured internally based upon trade date accounting and include the reinvestment of dividends and interest. Results for the full historical period are time weighted. The Composites are valued monthly and portfolio returns are asset weighted using beginning-of-month market values. Quarterly, annual and annualized periods are calculated based upon geometrically linked monthly returns.

                         PRINCIPAL INVESTMENT STRATEGIES

EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that OpCap Advisors believes are undervalued in the marketplace. Under normal conditions, the Portfolio will invest in equity securities listed on the New York Stock Exchange and on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Value Securities Risk, Liquidity Risk, Leveraging Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


RENAISSANCE PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation and income.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to achieve its investment objective by investing under normal conditions at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Portfolio typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Portfolio invests a portion of its assets in income-producing (I.E., dividend-paying) stocks.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Opportunities for long term growth of capital arise from companies that are undervalued relative to their industry group or show strong potential for growth or experience better than anticipated earnings growth.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Value Securities Risk, Liquidity Risk, Leveraging Risk, Derivatives Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


LARGE CAP GROWTH PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation.

Q    What is the Portfolio's investment program?


A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of at least $5 billion at the time of purchase which PEA Capital believes will experience relatively rapid earnings growth. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.


Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. The prices of securities of large cap companies may be less volatile than those of less highly-capitalized companies.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Growth Securities Risk, Liquidity Risk, Leveraging Risk, Derivatives Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.

SMALL CAP GROWTH PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Capital appreciation.

Q    What is the Portfolio's investment program?


A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of under $2 billion at the time of purchase which PEA Capital believes will experience relatively rapid earnings growth. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over the counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.


Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Opportunities for appreciation for small cap companies could result from product expansion or product improvement, industry transition, new management or the sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. As additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation over the long term.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Growth Securities Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


SCIENCE AND TECHNOLOGY PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Capital appreciation.

Q    What is the Portfolio's investment program?


A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which PEA Capital believes use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. Although the Portfolio emphasizes technology companies, it is not required to invest exclusively in companies in a particular business sector. The Portfolio is concentrated, investing in approximately 25 mid and large cap stocks. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for technology companies may result from the competitive strategic advantages associated with the use and service of innovative technologies as well as from the successful development and sale of those technologies.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Sector Risk, Liquidity Risk, Leveraging Risk, Derivative, Foreign (non-U.S.) Investments Risk, Emerging Markets Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


MID CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Long term capital appreciation.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion at the time of purchase which OpCap Advisors believes are undervalued. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Mid cap companies generally are studied by fewer analysts and are held by fewer institutions than large cap companies. Since mid cap companies are less well-known than large cap companies, there may be a greater chance of them being undervalued. Opportunities for capital appreciation for mid cap companies could result from regional or product line expansion or sale of the company.

Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios are Market Risk, Issuer Risk, Value Securities Risk, Liquidity Risk, Leveraging Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


SMALL CAP PORTFOLIO

Q    What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q    What is the Portfolio's investment program?


A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The portfolio manager employs a fundamental, bottom-up process with an emphasis on companies with strong management teams, competitive advantages, and which generate high returns on assets and free cash flow. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.


Q    What are the potential rewards of investing in the Portfolio?


A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. If additional analysts were to initiate coverage on a particular small cap stock, investor demand for the stock may increase which should result in capital appreciation.



Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Value Securities Risk, Smaller Company Risk, Liquidity Risk, Leveraging Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


GLOBAL EQUITY PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies located throughout the world which OpCap Advisors believes are undervalued in the marketplace. The Portfolio may invest up to 5% of its total assets in fixed income securities that are below investment grade.

Q    What are the potential rewards of investing in the Portfolio?

A Foreign securities provide additional investment opportunities and diversification. U.S. stocks represent less than half of the world's stock market capitalization.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Value Securities Risk, Foreign (non-U.S.) Investment Risk, Emerging Markets Risk, Liquidity Risk, Leveraging Risk, Credit Risk, High-Yield Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


MANAGED PORTFOLIO

Q    What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q    What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Value

     Securities Risk, Liquidity Risk, Leveraging Risk, Credit Risk, High Yield Risk, Asset Allocation Risk, Derivatives Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


BALANCED PORTFOLIO

Q    What is the Portfolio's investment objective?

A    Growth of capital and investment income.

Q    What is the Portfolio's investment program?

A The Portfolio invests in equity and debt securities that OpCap Advisors believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities. The Portfolio seeks debt securities that offer investment income and the potential for capital appreciation if interest rates decline or the issuer's credit improves. OpCap Advisors seek to find convertible securities that have the potential for investment income prior to conversion and capital growth. Convertible debt securities may be classified as equity securities or as debt securities depending on the value of the conversion feature as compared to the debt feature. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in U.S. or foreign over the counter markets. The Portfolio may invest up to 25% of its total assets in debt securities rated below investment grade.

Q    What are the potential rewards of investing in the Portfolio?


A The Portfolio's mix of equity securities, convertible securities and debt securities may result in the Portfolio's being less volatile than the market. The Portfolio's ability to choose from several classes of securities may result in identification of better investment opportunities when compared with a fund that must invest primarily in only one class of securities, for example stocks or bonds, but not both.

Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Value Securities Risk, Liquidity Risk, Leveraging Risk, Credit Risk, High Yield Risk, Asset Allocation Risk and Management Risk Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


U.S. GOVERNMENT INCOME PORTFOLIO

Q    What is the Portfolio's investment objective?

A High level of current income together with protection of capital by investing in debt obligations, including mortgage-backed securities issued or guaranteed by the United States government, its agencies or instrumentalities.

Q    What is the Portfolio's investment program?


A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are commonly referred to as "U.S. Government Securities." The Portfolio may also purchase mortgage-backed securities to effectuate this program.


     OpCap Advisors observes current and historical yield relationships between maturities and sectors to seek the best relative values. The Portfolio generally maintains an average maturity between five and ten years. OpCap Advisors does not attempt to forecast interest rates in managing the Portfolio.

Q    What are the potential rewards of investing in the Portfolio?

A The Portfolio consists of high quality debt instruments. Since the average maturity of the Portfolio's investments is between five and ten years, the Portfolio should be less volatile than a longer term bond fund.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios are Market Risk, Issuer Risk, Leveraging Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.


SMALL CAP VALUE PORTFOLIO

Q    What is the Portfolio's investment objective?

A Long term capital appreciation through investments in undervalued small capitalization securities.

Q    What is the Portfolio's investment program?


A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $100 million and $2 billion that NFJ believes are undervalued in the marketplace. The Portfolio invests a significant portion of its assets in common stocks of companies with below-average price-to-earnings ratios relative to the market and their respective industry groups. To achieve income, the Portfolio invests a significant portion of its assets in income-producing (e.g. dividend paying) common stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.


Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Opportunities for appreciation for small cap companies could result from product expansion or product improvement, industry transition, new management or the sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. As additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation over the long term.


Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Value Securities Risk, Smaller Company Risk, Liquidity Risk, Leveraging Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.

DIVIDEND VALUE PORTFOLIO


Q    What is the Portfolio's investment objective?

A The Portfolio seeks income as a primary objective and, as a secondary objective, long-term growth of capital.

Q    What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets in equity securities. The Portfolio invests a significant portion of its assets in income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in U.S. or foreign over the counter markets.

Q    What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets. Investments in dividend-paying securities can offer stability during periods of market turbulence.





Q    What are the risks of investing in the Portfolio?

A Among the principal risks of investing in the Portfolios, are Market Risk, Issuer Risk, Value Securities Risk, Liquidity Risk, Leveraging Risk, Credit Risk and Management Risk. Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Principal Investment Strategies and are summarized in this section. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by each Portfolio can change over time. There is no guarantee that a Portfolio will be able to achieve its investment objective. It is possible to lose money on investments in each of the Portfolios.

MARKET RISK            The market price of a security owned by a Portfolio may
                       go up or down, sometimes rapidly or unpredictably. Except for the U.S. Government Income Portfolio, each of the Portfolios normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Portfolio is that the equity securities in its portfolio will decline in value due to factors affecting the equity securities markets generally or particular industries represented in those markets.
                       The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

ISSUER RISK            The value of a security may decline for a number of
                       reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

VALUE SECURITIES       The Portfolios may invest in companies that may not be
RISK                   expected to experience significant earnings growth, but
                       whose securities its portfolio manager believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not reach the value that the portfolio manager anticipates.

GROWTH                 The Portfolios may invest in equity securities of
SECURITIES RISK        companies that its portfolio manager believes will
                       experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

SMALLER                The general risks associated with equity securities and
COMPANY RISK           liquidity risk are particularly pronounced for securities
                       of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

LIQUIDITY RISK         Liquidity risk exists when particular investments are
                       difficult to purchase or sell, possibly preventing a Portfolio from selling such illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

DERIVATIVES RISK       Each of the Portfolios, except the U.S. Government Income
                       Portfolio may purchase and sell derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolios may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The
                       Portfolios may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A
                       Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

SECTOR RISK            In addition to other risks, Portfolios that invest a
                       substantial portion of their assets in related industries
                       (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments. TECHNOLOGY
                       RELATED RISK. Certain Portfolios, such as the Science &
                       Technology Portfolio, may be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

FOREIGN (NON-          A Portfolio that invests in foreign securities may
U.S.) INVESTMENT       experience more rapid and extreme changes in value than
RISK                   Portfolios that invest exclusively in securities of U.S.
                       issuers or securities that trade exclusively in U.S.
                       markets. However, if foreign securities present attractive investment opportunities, any one of the Portfolios may increase their percentage of assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.

EMERGING               Foreign investment risk may be particularly high to the
MARKETS RISK           extent that a Portfolio invests in emerging market
                       securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries.

CURRENCY RISK          If a Portfolio invests directly in foreign currencies and
                       in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
                       Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged.

LEVERAGING RISK        Leverage, including borrowing, will cause the value of a
                       Portfolio's shares to be more volatile than if the Portfolio did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities. The
                       Portfolios may engage in transactions that give rise to forms of leverage.

FIXED INCOME           To the extent that the Portfolios purchase fixed income
RISK                   securities such as bonds or notes, they will be subject
                       to fixed income risk. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception, of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Portfolio is likely to decrease.
                       Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

CREDIT RISK            Each of the Portfolios is subject to credit risk. This is
                       the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

HIGH YIELD RISK        Portfolios that invest in high yield securities and
                       unrated securities of similar quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Portfolio's ability to sell them (liquidity risk).

ASSET ALLOCATION       Certain Portfolios invest in a mix of equity and fixed
RISK                   income securities. The portfolio managers of these
                       Portfolios may make the wrong allocation decisions.

MANAGEMENT             Each Portfolio is subject to management risk because it
RISK                   is an actively managed investment portfolio. The Adviser,
                       the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

                               INVESTMENT POLICIES

Q    Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q    Can the Portfolios use derivative instruments?

A Yes. Each of the Portfolios, except the U.S. Government Income Portfolio, may purchase and sell derivative instruments, including:

     -    futures contracts
     -    options on futures contracts
     -    forward foreign currency contracts
     -    covered calls written on individual securities
     -    uncovered calls and puts
     -    options on stock indices
     -    swaps.

     Some Portfolios do not expect to use derivative instruments significantly, if at all. Other Portfolios will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.


Q    Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates during prior fiscal years for the Portfolios that were active during this period.

Q    Can the Portfolios vary from their investment goals?


A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.


OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22.5 billion of assets under management as of December 31, 2003. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively, managing assets for many of America's largest corporations, public funds, insurance companies, union funds and endowments. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PEA Capital and NFJ are responsible for the day-to-day management of certain of the Fund's Portfolios and PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios, for which OpCap Advisors has retained PEA Capital as sub-adviser, OpCap Advisors (and not the Fund) pays a portion of the advisory fees its receives to PEA Capital in return for its services. In the case of the Small Cap Value and Dividend Value Portfolios, for which OpCap Advisors has retained NFJ as sub-adviser, OpCap Advisors pays a portion of the advisory fees it receives to NFJ in return for its services. OpCap Advisors also pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2003:



          Equity Portfolio                                     0.80%
          Renaissance Portfolio                                0.80%*
          Science and Technology Portfolio                     0.80%*
          Mid Cap Portfolio                                    0.80%*
          Small Cap Portfolio                                  0.80%
          Global Equity Portfolio                              0.80%*
          Managed Portfolio                                    0.80%
          U.S. Government Income Portfolio                     0.60%*
          Small Cap Value Portfolio                            0.80%*
          Dividend Value Portfolio                             0.80%*



*Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio (except the Global Equity Portfolio) do not exceed 1.00% (net of any expense offset) of their respective average daily net assets and such that the total operating expenses of the Global Equity Portfolio do not exceed 1.25% (net of any expense offset) of its average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2014. Following the fee waivers, OpCap Advisors received 0.56%, 0.34%, 0.79%, 0.17%, 0.57%, 0.00% and 0.00% as a percentage of average daily net assets for the Mid Cap, Science & Technology, Global Equity, Renaissance, U.S. Government Income, Small Cap Value and Dividend Value Portfolios, respectively.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to the Equity, Global Equity, Managed, Small Cap, Science and Technology, Mid Cap, Balanced, Renaissance, Large Cap Growth, Small Cap Growth, Small Cap Value and Dividend Value Portfolios. The rate applicable to the U.S. Government Income Portfolio is 0.60% of average net assets.

OpCap Advisors will pay PEA Capital fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million with respect to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios for investment advisory services PEA Capital renders to those Portfolios.

OpCap Advisors will pay NFJ fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million with respect to the Small Cap Value and Dividend Value Portfolios.


OpCap Advisors will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.


PEA CAPITAL LLC

Founded in 1999, PEA Capital has over $11.2 billion of assets under management as of December 31, 2003. PEA Capital is an independent investment advisor providing equity portfolio management expertise to employee benefit accounts (public, corporate and Taft-Hartley), endowments, foundations and investment companies. PEA Capital has its principal offices at 1345 Avenue of the Americas, New York, NY 10105.


PIMCO


Founded in 1971, PIMCO manages over $373.7 billion as of December 31, 2003. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and throughout the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.


NFJ


Founded in 1989, NFJ has approximately $5.1 billion of assets under management as of December 31, 2003. NFJ provides advisory services to mutual funds and institutional accounts. NFJ has its principal offices at 2121 San Jacinto, Suite 1840, Dallas, TX 75201.

PORTFOLIO MANAGERS


[PHOTO OF LOUIS GOLDSTEIN]            Louis Goldstein has been a portfolio
                                      manager of the Mid Cap Portfolio since its inception. Mr. Goldstein, a Managing
                                      Director of Oppenheimer Capital, joined
                                      Oppenheimer Capital in 1991 and has over 20 years of investment experience. He earned a BS Summa Cum Laude and an MBA in Finance with honors from the University of Pennsylvania's Wharton School of Business.

[PHOTO OF NICHOLAS FRELINGHUYSEN]     Nicholas Frelinghuysen, co-portfolio
                                      manager of the Mid Cap Portfolio, has been a Research Analyst for Oppenheimer Capital since 1999. Prior to joining the firm, he spent four years as an equity research analyst at Donaldson, Lufkin & Jenrette.
                                      He graduated from Princeton University
                                      with a BA in English and holds an MBA in Finance from the University of
                                      Pennsylvania's Wharton School of Business.


[PHOTO OF MARK DEGENHART]             Mark Degenhart, Senior Vice President, has
                                      been a portfolio manager of the Small Cap
                                      Portfolio since joining the firm in
                                      January 1999. Other responsibilities
                                      include research and analysis. Prior to
                                      joining the firm, he was Director of
                                      Research and Associate Portfolio Manager at Palisade Capital Management since 1993.
                                      His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ELISA A. MAZEN]             Elisa A. Mazen, Managing Director, has
                                      been a member of the international equity investment team at Oppenheimer Capital since 1994 and is the primary global portfolio manager for the Global Equity
                                      Portfolio. Prior to joining Oppenheimer
                                      Capital, she was a Portfolio
                                      Manager/Analyst at Clemente Capital, Inc.
                                      Ms. Mazen graduated with a BA in
                                      economics/finance from Douglass College,
                                      Rutgers University in 1983.





[PHOTO OF ROBERT K. URQUHART]         Robert K. Urquhart, Managing Director of
                                      Oppenheimer Capital, is the portfolio
                                      manager of the Equity Portfolio and the
                                      co-portfolio manager of the Managed
                                      Portfolio. Prior to joining Oppenheimer
                                      Capital in 1999, he was a portfolio
                                      manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a
                                      BS from the University of Colorado and an MBA from Harvard Graduate School of
                                      Business Administration.

[PHOTO OF COLIN GLINSMAN]             Colin Glinsman, Chief Investment Officer
                                      and Managing Director of Oppenheimer
                                      Capital, is the portfolio manager of the Balanced Portfolio and the portfolio manager for the domestic portion of the Global Equity Portfolio. He joined
                                      Oppenheimer Capital in 1989 as a
                                      securities analyst. Mr. Glinsman has a BA from Yale University and an MS from New
                                      York University.

[PHOTO OF MATTHEW GREENWALD]          Matthew Greenwald, Senior Vice President
                                      of Oppenheimer Capital, became portfolio manager of the U.S. Government Income
                                      Portfolio in December 2002. Prior to
                                      joining Oppenheimer Capital in 1989, Mr.
                                      Greenwald was a Portfolio Manager/Analyst at Mitchell Hutchins Asset Management. Mr.
                                      Greenwald has a BA from Penn State
                                      University and an MBA from Columbia
                                      Business School.

[PHOTO OF DENNIS MCKECHNIE]           Dennis McKechnie, a Chartered Financial
                                      Analyst, is a Managing Director of PEA
                                      Capital. Mr. McKechnie is the portfolio
                                      manager of the Science and Technology
                                      Portfolio and joined PEA Capital in
                                      January 1999. He has thirteen years of
                                      investment management experience. Mr.
                                      McKechnie has a BS in Electrical
                                      Engineering from Purdue University and an MBA from Columbus Business School.

[PHOTO OF MICHAEL CORELLI]            Michael Corelli, Research
                                      Analyst/Co-Portfolio Manager of PEA
                                      Capital, will serve as the co-portfolio
                                      manager of the Small Cap Growth Portfolio.
                                      He joined PEA Capital in 1999 as a
                                      Research Analyst covering the business
                                      services, software and energy sectors.
                                      Prior to joining PEA Capital, he was an
                                      analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has a BA from Bucknell University.






[PHOTO OF JAMIE MICHAELSON]           Jamie Michaelson, Research
                                      Analyst/Co-Portfolio Manager of PEA
                                      Capital, will serve as the co-portfolio
                                      manager of the Small Cap Growth Portfolio.
                                      He joined PEA Capital in 2000 as a
                                      Research Analyst covering the consumer and financial services sectors. Prior to joining PEA Capital in 1999, he was an analyst at Deutsche Bank Securities and Raymond James. Mr. Michaelson received a
                                      BA from Bucknell University.


[PHOTO OF WILLIAM  H.  GROSS]         William H. Gross, Managing Director and
                                      Chief Investment Officer of PIMCO, has
                                      been a co-portfolio manager of the Managed
                                      Portfolio since March 2000. Mr. Gross
                                      joined PIMCO in June 1971 and is a
                                      founding partner of PIMCO. Mr. Gross
                                      received a BA from Duke

                                      University and an MBA from UCLA Graduate
                                      School of Business.


[PHOTO OF JOHN K. SCHNEIDER]          John K. Schneider, CFA, Managing
                                      Director/Senior Portfolio Manager of PEA
                                      Capital, is the portfolio manager of the Renaissance Portfolio. Prior to joining
                                      PEA Capital in 1999, Mr. Schneider was
                                      with Schneider Capital Management as a
                                      portfolio manager and Partner and with
                                      Wilmington Capital Management as Partner and Generalist. Mr. Schneider graduated summa cum laude from Lehigh University with a BS.

[PHOTO OF E. CLIFTON HOOVER]          E. Clifton Hoover, a Managing Director and
                                      Portfolio Manager at NFJ Investment Group, is the co-portfolio manager of the Small
                                      Cap Value Portfolio. Prior to joining NFJ in 1997, Mr. Hoover was a vice president, financial analyst and portfolio manager at Credit Lyonnaise. Mr. Hoover received a
                                      BBA and an MS from Texas Tech University.

[PHOTO OF BEN J. FISCHER]             Ben J. Fischer, a Managing Director and
                                      founding partner of NFJ Investment Group, is the co-portfolio manager of the Small
                                      Cap Value Portfolio and the Dividend Value
                                      Portfolio. Prior to the formation of NFJ, he was Senior Vice President and Senior
                                      Portfolio Manager at NationsBank, which he joined in 1971. Mr. Fischer received a BA and a JD degree from Oklahoma University and an MBA from New York University.

[PHOTO OF CHRIS NAJORK]               Chris Najork, a Managing Director and
                                      founding partner of NFJ Investment Group, is the co-portfolio manager of the Dividend Value Portfolio. Prior to the formation of NFJ, he was a senior vice president, senior portfolio manager and analyst at NationsBank, which he joined in 1974. Mr. Najork received a BA and an MBA from Southern Methodist University.

[PHOTO OF JEFFREY S. PARTENHEIMER]    Jeffrey S. Partenheimer, a Managing
                                      Director and Portfolio Manager at NFJ
                                      Investment Group, is the co-portfolio
                                      manager of the Dividend Value Portfolio.
                                      Prior to joining NFJ in 1999, he spent 10 years in commercial banking and 4 years as a treasury director of DSC Communications.
                                      Mr. Partenheimer received his BBA from
                                      University of Texas and an MS from Texas
                                      Tech University.

                                      The Large Cap Growth Portfolio will be
                                      managed by the PEA Growth Team, which is comprised of investment professionals of PEA Capital who focus on investments in growth securities.

REGULATORY AND LITIGATION MATTERS

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC, a sub-adviser of the Trust,(hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC)and PIMCO Advisors Fund Management LLC ("PAFM"), an affiliate of OpCap Advisors LLC ("OpCap"), the investment adviser of the Trust, that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. The Potential Action does not allege any inappropriate activity took place in the Trust and the Trust is not named in the Potential Action.

On February 16, 2004, PEA Capital agreed to pay approximately $1.6 million to the funds referenced above. This amount represents profits that would otherwise have been realized by the funds' shareholders as well as PEA Capital's decision to rebate all fees earned on assets of the short-term trades and other collective investment advisory accounts managed by PEA Capital.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), an affiliate of the investment adviser PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), a sub-adviser of the Trust, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the Trust and the Trust is not named in the New Jersey Attorney General's complaint.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PAFM, PEA Capital, PAD, PIMCO and/or ADAM, they and their affiliates, including OpCap Advisors, the Trust's investment adviser and NFJ Investment Group, a sub-adviser of the Trust, would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In such a case, they would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PAFM, PEA Capital, PAD, PIMCO and/or ADAM and certain of their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, PAD, PIMCO, PEA Capital, the Trust and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the Trust.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO -related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. The Trust has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including the Trust.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors, PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or its Portfolios or on the ability of OpCap Advisors or the sub-advisers to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.

The foregoing speaks only as of the date of this Prospectus. The information set forth may be supplemented if, in the judgment of the Trust any litigation or regulatory action (1) is likely to have a material adverse effect on any Portfolio of the Trust or (2) is likely to have a material adverse effect on the ability of OpCap Advisors or the sub-advisers to perform their respective investment advisory services relating to the Trust or its Portfolios. However, the Trust, OpCap Advisors or the sub-advisers of the Trust each disclaim any obligation to update this disclosure in the absence of related events that would be expected to have a material adverse effect on the Trust or its Portfolios or on the ability of OpCap Advisors or the sub-advisers to perform under such agreements.


                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                      TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = ------------------------------------------------------------
                                NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolios' shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

For each Portfolio, except the U.S. Government Income Portfolio, dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. For the U.S. Government Income Portfolio, dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually. The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent dividends are permanent in nature, such amounts are reclassified within capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

The Portfolios intend to qualify as regulated investment companies annually and to elect to be treated as a regulated investment company for federal income tax purposes. As such, each Portfolio generally will not pay federal income tax on the income and gains it pays as dividends to shareholders. In order to avoid a 4% federal excise tax, each Portfolio intends to distribute each year substantially all of its net income and gains.

Each Portfolio intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investment, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer.


If a Portfolio fails to meet the diversification requirement under Section 817(h), income with respect to variable accounts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the variable account and income for prior periods with respect to such accounts also could be taxable, most likely in the year of the failure to achieve diversification. Other adverse tax consequences could also ensure. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.


                              INVESTING IN THE FUND

An investor should invest in the Fund for long-term investment purposes only. The Fund and OpCap Advisors each reserve the right to restrict purchases of shares (including exchanges) when a pattern of frequent purchases and redemptions made in response to short-term fluctuations in share price appears evident or has the potential to be disruptive to the Fund. Notice of any such restrictions, if any, will vary according to the particular circumstances.

The Fund has implemented procedures designed to detect and deter market timing and other excessive trading activity that could be potentially detrimental to the Fund. Although the Fund intends to work actively with the issuers of the variable annuity contracts and variable insurance policies which use the Portfolios as investment options, the Fund will not always be able to detect frequent trading activity, and contract and policy holders should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Portfolios. For example, the ability of the Fund to monitor trades placed by insurance company separate accounts will be limited because the insurance companies maintain the record of the underlying contract and policy holders. The Fund has no arrangements with any policy or contract holder to permit frequent trading activity which could be detrimental to the Portfolios.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below have been audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                               YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------------
                                                          2003             2002           2001           2000           1999
                                                      ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of year                    $      10.76     $      13.09   $      15.36   $      16.56   $      15.43
                                                      ============     ============   ============   ============   ============

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.09             0.13           0.08           0.18           0.31
                                                      ------------     ------------   ------------   ------------   ------------
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions               3.28            (2.40)         (2.19)          0.50           3.78
                                                      ------------     ------------   ------------   ------------   ------------
  Total income (loss) from investment operations              3.37            (2.27)         (2.11)          0.68           4.09

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                        (0.08)           (0.06)            --          (0.14)         (0.26)
Net realized gains on investments                               --               --          (0.16)         (1.74)         (2.70)
                                                      ------------     ------------   ------------   ------------   ------------
  Total dividends and distributions to shareholders          (0.08)           (0.06)         (0.16)         (1.88)         (2.96)
                                                      ------------     ------------   ------------   ------------   ------------
Net asset value, end of year                          $      14.05     $      10.76   $      13.09   $      15.36   $      16.56
                                                      ============     ============   ============   ============   ============
TOTAL RETURN(1)                                              31.60           (17.40)        (13.80)          4.70          26.50

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                       $     26,102     $     22,355   $     31,289   $     41,299   $     43,412
Ratio of expenses to average net assets(2)                    1.26%(3)         1.15%          1.20%          1.14%          1.10%
Ratio of net investment income to
  average net assets                                          0.75%(3)         0.72%          0.59%          1.07%          0.48%
Portfolio Turnover                                             152%              70%            77%           110%            83%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by earnings credits on cash balances at the custodian bank (See (I)(H) in Notes to Financial Statements.
(3) During the year ended December 31, 2003, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.27% and 0.73%, respectively.

See accompanying notes to financial statements.

                               PIMCO ADVISORS VIT

                            PEA RENAISSANCE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

       FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGH EACH PERIOD:

                                                                               FOR THE PERIOD
                                                                               JULY 30, 2002*
                                                             YEAR ENDED            THROUGH
                                                          DECEMBER 31, 2003   DECEMBER 31, 2002
                                                          -----------------   -----------------
Net asset value, beginning of period                      $            8.79   $           10.00
                                                          -----------------   -----------------

INVESTMENT OPERATIONS:
Net investment income                                                  0.00**              0.00**
Net realized and unrealized gain (loss) on investments                 4.97               (1.21)
                                                          -----------------   -----------------
  Total from investment operations                                     4.97               (1.21)
                                                          -----------------   -----------------

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income                                                  0.00**                --
Net realized gains                                                    (0.11)                 --
                                                          -----------------   -----------------
  Total dividends and distributions to shareholders                   (0.11)                 --
                                                          -----------------   -----------------
Net asset value, end of period                            $           13.65   $            8.79
                                                          =================   =================

TOTAL RETURN(1)                                                       56.53%              (12.1%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                         $          12,521   $             900
Ratio of expenses to average net assets(2)(3)                          1.08%               1.06%(4)
Ratio of net investment income to average net assets(3)                0.04%               0.10%(4)
Portfolio Turnover                                                       45%                 36%

----------
*    Commencement of operations.
**   Less than $0.005.
(1) Assumes reinvestment of all dividends and distributions. Total returns for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion of all of its fee and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.71% and (0.59)%, respectively, for year ended December 31, 2003, and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 (commencement of operation) through December 31, 2002.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

         FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR THE PERIOD,
                     JULY 1, 2003* THROUGH DECEMBER 31, 2003

Net asset value, beginning of period                         $      10.00
                                                             ------------

INVESTMENT OPERATIONS:
Net investment income                                                0.10
Net realized and unrealized gain on investments                      1.79
                                                             ------------
  Total from investment operations                                   1.89
                                                             ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                               (0.10)
Net realized gain                                                   (0.10)
                                                             ------------
  Total dividends and distributions to shareholders                 (0.20)
                                                             ------------

Net asset value, end of period                               $      11.69
                                                             ============

TOTAL RETURN(1)                                                      18.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                            $      1,189
Ratio of expenses to average net assets(2)(3)                        1.00%
Ratio of net investment income to average net assets(2)(3)           1.86%
Portfolio Turnover                                                     16%

----------
*    Commencement of operations.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) During the fiscal period indicated above, the Investment Adviser waived its fee and assumed a portion of the Portfolio's operating expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 3.27% (annualized) and (0.41)% (annualized), for the period July 1, 2003 (commencement of operations) through December 31, 2003.
(3)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                           NFJ EQUITY INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR THE PERIOD JULY 1,
                         2003* THROUGH DECEMBER 31, 2003

Net asset value, beginning of period                         $      10.00
                                                             ------------

INVESTMENT OPERATIONS:
Net investment income                                                0.15
Net realized and unrealized gain on investments                      1.74
                                                             ------------
  Total from investment operations                                   1.89
                                                             ------------

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income                                               (0.15)
Net realized gain                                                   (0.06)
                                                             ------------
  Total dividends and distributions to shareholders                 (0.21)
                                                             ------------

Net asset value, end of period                               $      11.68
                                                             ============

TOTAL RETURN(1)                                                     18.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                            $      1,189
Ratio of expenses to average net assets(2)(3)(4)                     1.20%
Ratio of net investment income to average net assets(3)(4)           2.83%
Portfolio Turnover                                                     27%

----------
*    Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).
(3) During the fiscal period indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio's operating expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 3.49% (annualized) and 0.55% (annualized), respectively.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                        FOR THE PERIOD
                                                                    YEAR ENDED DECEMBER 31,             APRIL 12, 2000*
                                                          ------------------------------------------        THROUGH
                                                              2003           2002           2001       DECEMBER 31, 2000
                                                          ------------   ------------   ------------   -----------------
Net asset value, beginning of period                      $       1.20   $       2.38   $       6.07   $           10.00
                                                          ------------   ------------   ------------   -----------------

INVESTMENT OPERATIONS:
Net investment loss                                              (0.01)         (0.01)         (0.02)              (0.03)
Net realized and unrealized gain (loss) on investments            0.77          (1.17)         (3.67)              (3.90)
                                                          ------------   ------------   ------------   -----------------
  Total from investment operations                                0.76          (1.18)         (3.69)              (3.93)
                                                          ------------   ------------   ------------   -----------------
Net asset value, end of period                            $       1.96   $       1.20   $       2.38   $            6.07
                                                          ============   ============   ============   =================
TOTAL RETURN(1)                                                   63.3%         (49.6)%        (60.8)%             (39.3)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                         $     16,756   $      1,452   $      1,033   $           1,822
Ratio of expenses to average net assets(2)(3)                     1.20%          1.08%          1.05%               1.04%(4)
Ratio of net investment loss to average net assets(3)            (0.79)%        (0.84)%        (0.77)%             (0.39)%(4)
Portfolio Turnover                                                 126%           134%           104%                 79%

----------
*    Commencement of operations.
(1)  Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion of its fees and/or assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.48% and (1.26)%, respectively, for the year ended December 31, 2003, 2.88% and (2.63)%, respectively, for the year ended December 31, 2002, 3.22% and (2.94)%, respectively, for the year ended December 31, 2001, and 1.82% (annualized) and (1.17)% (annualized), respectively, for the period ended December 31, 2000.
(4)  Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                  YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------------
                                                             2003           2002           2001           2000           1999
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year                       $      25.63   $      33.12   $      36.09   $      37.56   $      38.70
                                                         ------------   ------------   ------------   ------------   ------------

INVESTMENT OPERATIONS:
Net investment income                                            0.31           0.36           0.24           0.25           0.25
Net realized and unrealized gain (loss) on investments           6.89          (7.38)         (2.75)          2.39           0.62
                                                         ------------   ------------   ------------   ------------   ------------
  Total from investment operations                               7.20          (7.02)         (2.51)          2.64           0.87
                                                         ------------   ------------   ------------   ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                           (0.37)         (0.25)         (0.24)         (0.30)         (0.36)
Net realized gains                                                 --          (0.22)         (0.22)         (3.81)         (1.65)
                                                         ------------   ------------   ------------   ------------   ------------
Total dividends and distributions to shareholders               (0.37)         (0.47)         (0.46)         (4.11)         (2.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $      32.46   $      25.63   $      33.12   $      36.09   $      37.56
                                                         ============   ============   ============   ============   ============
TOTAL RETURN(1)                                                  28.6%         (21.4)%         (7.0)%          9.9%           2.5%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                          $     40,041   $     35,915   $     78,781   $     88,613   $     70,512
Ratio of expenses to average net assets(2)                       1.00%          0.96%          0.93%          0.95%          0.91%
Ratio of net investment income to average net assets             1.02%          0.89%          0.68%          0.78%          0.86%
Portfolio Turnover                                                  7%            21%            22%            58%            84%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expense offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                              YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------------
                                                           2003           2002            2001            2000            1999
                                                       -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of year                     $     32.77     $     40.15     $     43.20     $     43.65     $     43.74
                                                       -----------     -----------     -----------     -----------     -----------

INVESTMENT OPERATIONS:
Net investment income                                         0.56            0.64            0.68            0.99            0.56
Net realized and unrealized gain (loss) on
  investments, options written, swaps and
  foreign currency transactions                               6.42           (7.32)          (2.76)           2.41            1.47
                                                       -----------     -----------     -----------     -----------     -----------
  Total from investment operations                            6.98           (6.68)          (2.08)           3.40            2.03
                                                       ===========     ===========     ===========     ===========     ===========

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                        (0.62)          (0.70)          (0.97)          (0.58)          (0.65)
Net realized gains                                              --              --              --           (3.27)          (1.47)
                                                       -----------     -----------     -----------     -----------     -----------
  Total dividends and distributions to shareholders          (0.62)          (0.70)          (0.97)          (3.85)          (2.12)
                                                       -----------     -----------     -----------     -----------     -----------
Net asset value, end of year                           $     39.13     $     32.77     $     40.15     $     43.20     $     43.65
                                                       ===========     ===========     ===========     ===========     ===========
TOTAL RETURN(1)                                               21.8%          (16.9)%          (4.9)%           9.7%            5.0%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                        $   413,796     $   392,705     $   572,321     $   693,469     $   804,467
Ratio of expenses to average net assets(2)                    0.93%           0.88%           0.88%           0.86%           0.83%
Ratio of net investment income to average net assets          1.49%           1.57%           1.47%           2.20%           1.27%
Portfolio Turnover                                             215%            159%            162%            168%             50%

----------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(O) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                    YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------------
                                                             2003           2002             2001           2000           1999
                                                          ----------     ----------       ----------     ----------     ----------
Net asset value, beginning of year                        $    12.13     $    13.46       $    13.02     $    11.63     $     9.79
                                                          ----------     ----------       ----------     ----------     ----------

INVESTMENT OPERATIONS:
Net investment income                                           0.00*          0.00*            0.00*          0.06           0.05
Net realized and unrealized gain (loss) on
  investments                                                   3.84          (0.96)            0.85           2.83           2.07
                                                          ----------     ----------       ----------     ----------     ----------
  Total from investment operations                              3.84          (0.96)            0.85           2.89           2.12
                                                          ==========     ==========       ==========     ==========     ==========

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                             --             --            (0.02)         (0.04)         (0.05)
Net realized gains                                             (1.70)         (0.37)           (0.36)         (1.46)         (0.23)
Return of capital                                                 --             --            (0.03)            --             --
                                                          ----------     ----------       ----------     ----------     ----------
  Total dividends and distributions to shareholders            (1.70)         (0.37)           (0.41)         (1.50)         (0.28)
                                                          ----------     ----------       ----------     ----------     ----------
Net asset value, end of year                              $    14.27     $    12.13       $    13.46     $    13.02     $    11.63
                                                          ==========     ==========       ==========     ==========     ==========
TOTAL RETURN(1)                                                 32.4%          (7.1)%            6.6%          25.9%          21.6%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                           $   11,635     $   10,427       $   16,479     $   16,741     $    5,382
Ratio of expenses to average net assets(2)(3)                   1.02%          1.00%            1.00%          1.00%          1.03%
Ratio of net investment income (loss)
  to average net assets(3)                                      0.03%          0.00%**          0.06%          0.65%          0.62%
Portfolio Turnover                                                81%            93%              85%           100%           108%

----------
*   Less than $0.005 per share
**  Less than 0.005%
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
    (loss) to average net assets would have been 1.26% and (0.22)%, respectively, for the year ended December 31, 2003, 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively, for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000 and 1.70% and (0.05)%, respectively, for the year ended December 31, 1999.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                             YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                  2003      2002        2001      2000      1999
                                                --------  --------    --------  --------  --------
Net asset value, beginning of year              $  21.52  $  32.26    $  32.26  $  22.52  $  23.10
                                                --------  --------    --------  --------  --------
INVESTMENT OPERATIONS:
Net investment income                               0.05      0.03        0.02      0.26      0.14
Net realized and unrealized
  gain (loss) on investments                        9.12     (6.18)       2.38      9.62     (0.57)
                                                --------  --------    --------  --------  --------
  Total from investment operations                  9.17     (6.15)       2.40      9.88     (0.43)
                                                --------  --------    --------  --------  --------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                              (0.01)    (0.02)      (0.24)    (0.14)    (0.15)
Net realized gains                                    --     (4.57)      (2.16)       --        --
                                                --------  --------    --------  --------  --------
  Total dividends and distributions
    to shareholders                                (0.01)    (4.59)      (2.40)    (0.14)    (0.15)
                                                --------  --------    --------  --------  --------
Net asset value, end of year                    $  30.68  $  21.52    $  32.26  $  32.26  $  22.52
                                                ========  ========    ========  ========  ========
TOTAL RETURN(1)                                     42.7%    (21.6)%       8.3%     44.2%     (1.8)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                 $248,950  $174,593    $254,791  $224,669  $151,290
Ratio of expenses to average net assets(2)          0.93%     0.91%       0.90%     0.90%     0.89%
Ratio of net investment income to
  average net assets                                0.23%     0.12%       0.08%     1.03%     0.61%
Portfolio Turnover                                   136%      147%        156%      114%       99%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                  YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2003         2002        2001          2000         1999
                                                --------     --------    --------      --------     --------
Net asset value, beginning of year              $  11.21     $  10.71    $  10.50      $  10.00     $  10.66
                                                --------     --------    --------      --------     --------
INVESTMENT OPERATIONS:
Net investment income                               0.03         0.46        0.47          0.51         0.49
Net realized and unrealized gain (loss)
  on investments                                   (0.17)        0.55        0.21          0.50        (0.66)
                                                --------     --------    --------      --------     --------
  Total from investment operations                  0.15         1.01        0.68          1.01        (0.17)
                                                --------     --------    --------      --------     --------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                              (0.32)       (0.46)      (0.47)        (0.51)       (0.49)
Net realized gains                                 (0.14)       (0.05)         --            --           --
                                                --------     --------    --------      --------     --------
  Total dividends and distributions to
    shareholders                                   (0.46)       (0.51)      (0.47)        (0.51)       (0.49)
                                                --------     --------    --------      --------     --------
Net asset value, end of year                    $  10.90     $  11.21    $  10.71      $  10.50     $  10.00
                                                ========     ========    ========      ========     ========
TOTAL RETURN (1)                                     1.3%         9.7%        6.6%         10.4%        (1.6)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                 $  8,030     $  9,163    $  9,028      $  9,436     $  9,830
Ratio of expenses to average net assets(2)          1.02%(3)     0.97%       1.00%(3)     1.01%(3)     0.95%
Ratio of net investment income to average
  net assets                                        2.93%(3)     3.88%       4.40%(3)      5.04%(3)     4.78%
Portfolio Turnover                                    56%          68%         60%           35%          69%

----------
(1)  Assumes reinvestment of all dividends and distributions.

(2) Inclusive of custody expenses offset by custody credits earned on cash balances from custodian bank (See (1)(G) in Notes to Financial Statements).

(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.05% and 2.89%, respectively, for the year ended December 31, 2003, 1.05% and 4.35%, respectively, for the year ended December 31, 2001, and 1.11% and 4.94%, respectively, for the year ended December 31, 2000.

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this Prospectus by reference.


The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: Publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.


PIMCO ADVISORS VIT

Equity Portfolio

Renaissance Portfolio

Large Cap Growth Portfolio

Small Cap Growth Portfolio

Science and Technology Portfolio

Mid Cap Portfolio

Small Cap Portfolio

Global Equity Portfolio

Managed Portfolio

Balanced Portfolio

U.S. Government Income Portfolio

Small Cap Value Portfolio


Dividend Value Portfolio

                       Statement of Additional Information


PIMCO ADVISORS VIT


PEA Large Cap Growth Portfolio ("Large Cap Growth Portfolio")

PEA Renaissance Portfolio ("Renaissance Portfolio")

PEA Science and Technology Portfolio ("Science and Technology Portfolio") PEA Small Cap Growth Portfolio ("Small Cap Growth Portfolio")
OpCap Balanced Portfolio ("Balanced Portfolio")
OpCap Equity Portfolio ("Equity Portfolio")
OpCap Global Equity Portfolio ("Global Equity Portfolio")
OpCap Managed Portfolio ("Managed Portfolio")
OpCap Mid Cap Portfolio ("Mid Cap Portfolio")
OpCap Small Cap Portfolio ("Small Cap Portfolio")
OpCap U.S. Government Income Portfolio ("U.S. Government Income Portfolio")

NFJ Dividend Value Portfolio ("Dividend Value Portfolio", formerly NFJ Equity Income Portfolio)

NFJ Small Cap Value Portfolio ("Small Cap Value Portfolio")

1345 Avenue of the Americas
New York, NY 10105-4800



     This Statement of Additional Information (the "Additional Statement") is not a prospectus. Investors should understand that this Additional Statement should be read in conjunction with the Prospectus dated May 1, 2004 (the "Prospectus") of PIMCO Advisors VIT (the "Fund"). Contractowners can obtain copies of the Prospectus by written request to the life insurance company who issued the Contract at the address delineated in the Variable Account Prospectus or by calling the life insurance company who issued the Contract at the telephone number listed in the Variable Account Prospectus.


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2004.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Investment of Assets                                                           4

Investment Restrictions                                                       21

Trustees and Officers                                                         24

Control Persons                                                               33

Investment Management and Other Services                                      36

Determination of Net Asset Value                                              42

Dividends, Distribution and Taxes                                             43

Financial Statements                                                          44

Additional Information                                                        44

Proxy Voting Policies                                                 Appendix A

                              INVESTMENT OF ASSETS

     In addition to the principal investment strategy of each of the thirteen portfolios of the Fund ("Portfolios") discussed in the Prospectus, each Portfolio may engage in other types of investment strategies as further described in the descriptions below. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or specifically by the Portfolio's own investment restrictions. Portfolios that anticipate committing 5% or more of their net assets to a particular type of investment strategy or instrument are specifically referred to in the descriptions below of such investment strategy or instrument.

     OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES. Certain obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). In addition to securities issued by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), another type of mortgage-backed security is the CMO, which is secured by groups of individual mortgages but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, and which may affect the market value of the obligations. A public market for a particular CMO may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations. Investments will only be made in CMOs which are of high quality, as determined by the Board of Trustees.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). Each of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may invest in CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional, loan or sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.


     STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). Each of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may invest in SMBS. SMBS are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of the other class may receive all of the principal payments. SMBS are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBS is not as fully developed as other markets; SMBS therefore may be illiquid and subject to the 15% limit on illiquid investments set forth in "Investment Restrictions".


     ASSET-BACKED SECURITIES ("ABS"). Each of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may invest in asset-backed securities. Asset-backed securities may be structured as undivided fractional ownership interests in an underlying pool of assets or as debt instruments issued by a special purpose entity organized solely for the purpose of owning these assets and issuing such debt. Examples of assets used to back asset-backed securities include motor vehicle installment sales contracts, installment loans secured by motor vehicles, receivables representing amounts owed by businesses to vendors or other trade creditors and receivables from revolving credit (credit card) agreements.


     Asset-backed securities present certain risks. Some asset-backed securities may be subject to prepayment and extension risks. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Trade receivables may also be unsecured.


     Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of automobile receivables may not have a proper security interest in all of the obligations backing these receivables. Therefore, it is possible that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Other types of asset-backed securities will be subject to the risks associated with the underlying assets. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying assets are not realized.

     COLLATERALIZED DEBT OBLIGATIONS. The Portfolios may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' prospectuses (E.G., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.


     INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investments in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in "Investment Restrictions".


     The commercial paper obligations which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (I.E., a "Master Note") permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The Portfolios have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, OpCap Advisors LLC ("OpCap Advisors" or "Investment Adviser") or if delegated to a sub-adviser, will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. The Portfolios will not invest more than 5% of their total assets in variable rate notes. Variable rate notes are subject to the Portfolios' investment restrictions on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

     INSURED BANK OBLIGATIONS. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Portfolios may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal amount and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus for each Portfolio unless such obligations are fully payable (principal amount plus accrued interest) on demand or within seven days after demand.

     MUNICIPAL BONDS. The Portfolios may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York Municipal Bonds generally are issued by or on behalf of the States of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds that are purchased may include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing tax power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues.


     LOWER RATED BONDS. Each Portfolio (except the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios) may invest up to 5% of its assets in bonds rated below Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Rating Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff"). These securities are commonly known as "high yield securities." The Balanced Portfolio may invest up to 25% of its assets in high yield securities. Securities rated less than Baa by Moody's or BBB- by S&P are classified as non-investment grade securities (also referred to as "junk bonds") and are considered speculative by those rating agencies. It is the Fund's policy not to rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Investment Adviser's or a sub-adviser's own independent and ongoing review of credit quality. High yield securities may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for high yield securities may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, high yield securities prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, a Portfolio may find it difficult to value its high yield securities accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its high yield securities investments accurately and rely more heavily on the judgment of the Fund's Board of Trustees. Prices for high yield securities also may be affected by legislative and regulatory developments. From time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, may depress the prices of outstanding high yield securities.


     DOLLAR ROLLS. The U.S. Government Income and Managed Portfolio may enter into dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as interest earned on the cash proceeds of the initial sale.


     The Portfolio will establish a segregated account with the Fund's custodian bank in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations in respect of dollar rolls. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.


     Dollar rolls are considered borrowings by the Portfolio. Under the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), the Portfolio is required to maintain an asset coverage (including the proceeds of borrowings) of at least 300% of all borrowings.

     PORTFOLIO SECURITIES LOANS. The Fund on behalf of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may lend portfolio securities to unaffiliated brokers, dealers and financial institutions, provided that the borrower must deposit with the Portfolio collateral, in the form of cash, equal to at least 100% of the market value of the loaned securities, marked to market daily. While the securities are on loan, the borrower must pay the Portfolio any income accruing thereon. The borrower also compensates the Portfolio by paying a loan fee or by allowing the Portfolio to retain any income earned on the investment of the cash collateral in portfolio securities. Although investment of the collateral may increase the Portfolio's potential return, it will also increase the Portfolio's potential for loss.

     A Portfolio normally will lend securities subject to termination by the Portfolio in the normal settlement time or by the borrower on one day's notice. The borrower must return the securities, and the Portfolio must return the collateral, when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan is borne by the Portfolio and its shareholders, except that gains cannot be realized if the borrower defaults on its obligation to return the borrowed securities. The Portfolio may pay reasonable finders', administrative and custodial fees in connection with a loan of securities. The Renaissance Portfolio does not currently intend to lend more than 25% of its total assets. This policy is not fundamental.

     REPURCHASE AGREEMENTS. The Fund on behalf of a Portfolio may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Portfolio's purchase price, with the difference being income to the Portfolio. The counterparty's obligations under the repurchase agreement are collateralized with U.S. government securities with a market value of not less than 100% of the counterparty's obligations, valued daily. Collateral is held by the Fund's custodian for the benefit of the Portfolio.

     Repurchase agreements afford a Portfolio an opportunity to earn income on temporarily available cash at low risk. If bankruptcy or insolvency proceedings are commenced with respect to the counterparty before repurchase of the security under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the security, the Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     To minimize the risk of counterparty default, the investment adviser reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the Fund.

     REVERSE REPURCHASE AGREEMENTS. The Fund on behalf of the Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may enter into reverse repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Reverse repurchase agreements are arrangements under which a Portfolio sells securities and agrees to repurchase the securities within a specific time and at a specified price. The repurchase price is generally higher than the Portfolio's sale price, with the difference representing the cost to the Portfolio of borrowing the cash received on the sale. Reverse repurchase agreements involve the risk that the market value of the securities which the Portfolio is obligated to repurchase may decline below the repurchase price or that the counterparty may default on its obligation to resell the securities. Reverse repurchase agreements are considered to be a form of, and are subject to the Fund's restrictions on, borrowing.


     HEDGING. As stated in the Prospectus, the Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Global Equity, Managed, Balanced, Mid Cap, Small Cap, Equity, Small Cap Value and Dividend Value Portfolios may engage in hedging transaction such as options and futures. Information about the options and futures transactions these Portfolios may enter into is set forth below.


     FINANCIAL FUTURES CONTRACTS. No price is paid or received upon the purchase of a financial future. Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment equal to a specified percentage of the contract value. Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures commission merchant's name; however the futures commission merchant can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent payments, called variation margin, will be made to or from the futures commission merchant on a daily basis. Prior to expiration of the future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although financial futures by their terms call for the actual delivery or acquisition of the specified security, in most cases the obligation is fulfilled by closing out the position. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded. The Renaissance, Managed, Mid Cap, Large Cap Growth, Small Cap Growth, Science and Technology and Global Equity Portfolio may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on common stocks, such underlying fixed-income securities as U.S. Treasury bonds, notes, and bills and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency" futures) and on such indices of U.S. or foreign equity and fixed-income securities as may exist or come into being, such as the Standard & Poor's ("S&P") 500 Index or the Financial Times Equity Index ("index" futures). At present, no Portfolio intends to enter into financial futures and options on such futures if after any such purchase, the sum of initial margin deposits on futures and premiums paid on futures options would exceed 5% of the Portfolio's total assets. This limitation is not a fundamental policy.


     INFORMATION ON PUTS AND CALLS. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Mid Cap, Balanced, Managed, Small Cap, Equity, Small Cap Value and Dividend Value Portfolios may write calls on individual securities. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Mid Cap, Managed, Balanced and Global Equity Portfolios are authorized to write covered put and call options and purchase put and call options on the securities in which they may invest. When a Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying securities) regardless of market price changes during the call period. If the call is exercised, the Portfolio forgoes any possible profit from an increase in market price over the exercise price. A Portfolio may, in the case of listed options, purchase calls in "closing purchase transactions" to terminate a call obligation. A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. If, due to a lack of a market, a Portfolio could not effect a closing purchase transaction, it would have to hold the callable securities until the call lapsed or was exercised. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC") in connection with listed calls, as to the securities on which the Portfolio has written calls, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Portfolio's entering into a closing purchase transaction.


     When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period (or on a certain date for OTC options) at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the call price plus the transaction costs and the premium paid for the call and the call is exercised. If a call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.


     With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. If a transacting dealer fails to make delivery on the securities underlying an option it has written, in accordance with the terms of that option as written, a Portfolio could lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. In the event that any OTC option transaction is not subject to a forward price at which the Portfolio has the absolute right to repurchase the OTC option which it has sold, the value of the OTC option purchased and of the Portfolio assets used to "cover" the OTC option will be considered "illiquid securities" and will be subject to the 15% limit on illiquid securities. The "formula" on which the forward price will be based may vary among contracts with different primary dealers, but it will be based on a multiple of the premium received by the Portfolio for writing the option plus the amount, if any, of the option's intrinsic value, i.e., current market value of the underlying securities minus the option's strike price.


     A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period (or on a certain date for OTC options). The investment characteristics of writing a put covered by segregated liquid assets equal to the exercise price of the put are similar to those of writing a covered call. The premium received on a put written by a Portfolio represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Portfolio (as writer) realizes a gain in the amount of the premium. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss upon disposition, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     When writing put options, to secure its obligation to pay for the underlying security, the Fund, on behalf of a Portfolio, will maintain in a segregated account at its Custodian liquid assets with a value equal to at least the exercise price of the option. As a result, the Portfolio forgoes the opportunity of trading the segregated assets or writing calls against those assets. As long as the Portfolio's obligation as a put writer continues, the Portfolio may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Portfolio to purchase the underlying security at the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon the earlier of the expiration of the put, or the consummation by the Portfolio of a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put to it. Furthermore, effecting such a closing purchase transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment at a fixed exercise price to a seller of a corresponding put on the same investment during the put period if it is a listed option (or on a certain date if it is an OTC option). Buying a put on securities or futures held by it permits a Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. In the event of a decline in the market, the Portfolio could exercise, or sell the put option at a profit that would offset some or all of its loss on the Portfolio securities. If the market price of the underlying investment is above the exercise price and as a result, the put is not exercised, the put will become worthless at its expiration date and the purchasing Portfolio will lose the premium paid and the right to sell the underlying securities; the put may, however, be sold prior to expiration (whether or not at a profit). Purchasing a put on futures or securities not held by it permits a Portfolio to protect its securities holdings against a decline in the market to the extent that the prices of the future or securities underlying the put move in a similar pattern to the prices of a portfolio's securities.

     An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio 's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by a Portfolio may cause the Portfolio to sell its securities to cover the call, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise of puts on securities or futures will increase Portfolio turnover. Although such exercise is within the Portfolio's control, holding a put might cause a Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission every time it purchases or sells a put or a call or purchases or sells a related investment in connection with the exercise of a put or a call.


     OPTIONS ON FUTURES. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Global Equity, Balanced, Managed, Mid Cap, Small Cap, Equity, Small Cap Value and Dividend Value Portfolios may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.


     The Portfolios may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against an anticipated increase in securities prices.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options may to some extent be reduced or increased by changes in the value of its securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on securities. For example, a Portfolio may purchase a put option on a futures contract to hedge the Portfolio's holdings against the risk of a decline in securities prices.

     The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     STOCK INDEX FUTURES AND RELATED OPTIONS. Unlike when the Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Instead, the Portfolio will be required to deposit with its broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This is known as initial margin. Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. In addition, because under current futures industry practice daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Portfolio may be required to make additional payments during the term of the contract to its broker. Such payments would be required where during the term of a stock index futures contract purchased by the Portfolio, the price of the underlying stock index declined, thereby making the Portfolio's position less valuable. In all instances involving the purchase of stock index futures contracts by the Portfolio resulting in a net long position, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian, for the benefit of the Portfolio, to collateralize the position and thereby insure that the use of such futures is unleveraged. At any time prior to the expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the Portfolio's position in the futures contract.

     There are several risks in connection with the use of stock index futures in the Portfolio as a hedging device. One risk arises because of the imperfect correlation between the price of the stock index future and the price of the securities which are the subject of the hedge. This risk of imperfect correlation increases as the composition of the Portfolio's holdings diverges from the securities included in the applicable stock index. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction this advantage will be partially offset by the future. If the price of the futures moves more than the price of the stock the Portfolio will experience a loss or a gain on the future which will not be completely offset by movement in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Portfolio may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index. It is possible that where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the Portfolio's securities may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in the value of its securities. While this should occur, if at all, for a very brief period or to a very small degree, the Investment Adviser or a sub-adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based. It is also possible that if the Portfolio hedges against the possibility of a decline in the market adversely affecting stocks it holds and stock prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its stock which it had hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may also have to sell securities at a time when it may be disadvantageous to do so.

     Where futures are purchased to hedge against a possible increase in the price of stocks before the Portfolio is able to invest its cash (or cash equivalents) in stock (or options) in an orderly fashion, it is possible the market may decline instead. If the Portfolio then concluded to not invest in stock or options at the time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures, the value of stock index futures contracts as a hedging device may be reduced.

     Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, as with stock options, there is no assurance that a liquid secondary market or an exchange or board of trade will exist for any particular contract or at any particular time. In such event it may not be possible to close a futures position and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge a portfolio's securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     In addition, if the Portfolios have insufficient cash they may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it is disadvantageous to do so.

     DERIVATIVES. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund (to the extent a Portfolio may invest in derivatives) will typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Portfolio will succeed.

     The Fund may enter into swap agreements with respect to interest rates and indexes of securities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the portfolio manager to forecast interest rates and other economic factors correctly. If the portfolio manager incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolio could be exposed to the risk of loss.

     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the portfolio manager incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     SWAP AGREEMENTS. The Fund (to the extent a Portfolio is permitted to invest in swaps) may enter into interest rate, index, credit and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements and options on swap agreements ("swap options"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the portfolio manager in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


     Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the portfolio manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to the 15% limitation on illiquid securities set forth in "Investment Restrictions". Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


     Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.


     For purposes of applying the Fund's investment policies and restrictions (as stated in the Prospectus and this Additional Statement) swap agreements are generally valued by the Fund at market value. In the case of a credit default swap sold by a Fund (I.E., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


     REGULATORY ASPECTS OF HEDGING INSTRUMENTS. Transactions in options by a Portfolio are subject to limitations established (and changed from time to time) by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which a portfolio may write or hold may be affected by options written or held by other investment companies and discretionary accounts of the Investment Adviser or a sub-adviser, including other investment companies having the same or an affiliated investment adviser. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the 1940 Act, when a Portfolio sells a future, the Fund, on behalf of the

Portfolio, will maintain in a segregated account or accounts with its custodian bank, cash or readily marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of such future, less the margin deposit applicable to it.


     The Commodity Futures Trading Commission ("CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment manager to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Fund, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA") and, therefore, is not subject to the registration and regulatory requirements of the CEA, and therefore there are no limitations on the extent to which athe Fund may engage in non-hedging transactions involving futures and options thereon expect as set forth in the Fund's Prospectus or Additional Statement. There is no overall limitation on the percentage of a Portfolio's net assets which may be subject to a hedge position.


     TAX ASPECTS OF HEDGING INSTRUMENTS. Each Portfolio in the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code. One of the tests for such qualification is that at least 90% of its gross income must be derived from dividends, interest and gains from the sale or other disposition of securities. In connection with the 90% test, amendments to the Internal Revenue Code specify that income from hedging options, futures and other gains derived from hedging investments in securities is qualifying income under the 90% test.

     Regulated futures contracts, options on broad-based stock indices, options on stock index futures, certain other futures contracts and options thereon (collectively, "Section 1256 contracts") held by a portfolio at the end of each taxable year may be required to be "marked-to-market" for federal income tax purposes (that is, treated as having been sold at that time at market value). Any unrealized gain or loss taxed pursuant to this rule will be added to realized gains or losses recognized on Section 1256 contracts sold by a portfolio during the year, and the resulting gain or loss will be deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Portfolio may elect to exclude certain transactions from the mark-to-market rule although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed annually to meet income distribution requirements, currently at 98%, to avoid payment of federal excise tax.

     It should also be noted that under certain circumstances, the acquisition of positions in hedging instruments may result in the elimination or suspension of the holding period for tax purposes of other assets held by a portfolio with the result that the relative proportion of short-term capital gains (taxable as ordinary income) could increase.

     POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks with respect to futures and options discussed in the Prospectus and above, there is a risk in selling futures that the prices of futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Moreover, if the Investment Adviser's or a sub-adviser's investment judgment about the general direction of securities prices is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into a Hedging Transaction.

     Also, when a Portfolio uses appropriate Hedging Instruments to establish a position in the market as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures or on a particular security, it is possible that the market may decline. If the Portfolio then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, it will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the securities purchased.


     INVESTMENT IN FOREIGN SECURITIES. As described in the Prospectus, the Global Equity Portfolio will, and the Equity, Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Balanced, Mid Cap, Small Cap, Managed, Small Cap Value and Dividend Value Portfolios may purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts listed on a domestic securities exchange or traded in a domestic or foreign over-the-counter market. Except for the Renaissance, Large Cap Growth and Small Cap Growth Portfolios, there is no limit on the amount of such foreign securities that the Portfolios might acquire. Each of the Renaissance, Large Cap Growth and Small Cap Growth Portfolios may invest up to 15% of its assets in foreign securities, except that the Renaissance Portfolio can invest without limit in securities of foreign issuers that are traded in U.S. markets (including American Depository Receipts).


     The Portfolios will hold foreign currency in connection with the purchase or sale of securities on a foreign securities exchange. To the extent that foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency and foreign securities will be held by the Fund's custodian bank, or by a foreign branch of a U.S. bank, acting as subcustodian, on behalf of the Portfolio. The custodian bank will hold such foreign securities pursuant to such arrangements as are permitted by applicable foreign and domestic law and custom.

     Investments in foreign companies involve certain considerations which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations (E.G., currency blockage). The Portfolios may bear a transaction charge in connection with the exchange of currency. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Most foreign stock markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of foreign stock exchanges, brokers, and listed companies than there is in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could adversely affect investment in securities of issuers located in those countries. Individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. If it should become necessary, the Portfolios would normally encounter greater difficulties in commencing a lawsuit against the issuer of a foreign security than it would against a United States issuer.

     INVESTMENTS IN EMERGING MARKETS. Emerging and developing markets abroad may offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. These countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in these countries. The Investment Adviser or a sub-adviser will consider these factors when evaluating securities in these markets.


     FOREIGN CURRENCY TRANSACTIONS. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Global Equity, Balanced, Equity, Mid Cap, Small Cap, Managed, Small Cap Value and Dividend Value Portfolios do not intend to create exposure in foreign currency. When a Portfolio agrees to purchase or sell a security in a foreign market it will generally be obligated to pay or entitled to receive a specified amount of foreign currency and will then generally convert dollars to that currency in the case of a purchase or that currency to dollars in the case of a sale. The Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Global Equity, Balanced, Mid Cap, Equity, Small Cap, Managed, Small Cap Value and Dividend Value Portfolios intend to conduct their foreign currency exchange transactions on a spot basis (I.E., cash) at the spot rate prevailing in the foreign currency exchange market or through entering into forward foreign currency contracts ("forward contracts") to purchase or sell foreign currencies. These Portfolios may enter into forward contracts in order to lock in the U.S. dollar amount they must pay or expect to receive for a security they have agreed to buy or sell or with respect to their positions when the Portfolios believe that a particular currency may change unfavorably compared to the U.S. dollar. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     The Fund's custodian bank will place cash, U.S. government securities or debt securities in separate accounts of the Portfolios in an amount equal to the value of the Portfolios' total assets committed to the consummation of any such contract in such account and if the value of the securities placed in the separate accounts decline, additional cash or securities will be placed in the accounts on a daily basis so that the value of the accounts will equal the amount of the Portfolios' commitments with respect to such forward contracts. If, rather than cash, portfolio securities are used to secure such a forward contract, on the settlement of the forward contract for delivery by the Portfolios of a foreign currency, the Portfolios may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating them to purchase, on the same settlement date, the same amount of foreign currency.


     The Global Equity and Managed Portfolios may effect currency hedging transactions in foreign currency futures contracts, exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The use of forward futures or options contracts will not eliminate fluctuations in the underlying prices of the securities which the Global Equity and Managed Portfolios own or intend to purchase or sell. They simply establish a rate of exchange for a future point in time. Additionally, while these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, their use tends to limit any potential gain which might result from the increase in value of such currency. In addition, such transactions involve costs and may result in losses.

     Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

     Under Internal Revenue Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Internal Revenue Code
Section 988. Also, certain foreign exchange gains or losses derived with respect to fixed-income securities are also subject to Section 988 treatment. In general, Internal Revenue Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if Internal Revenue Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary income distributions.


     FOREIGN CUSTODY. Rules adopted under the 1940 Act permit the Portfolios to maintain their securities and cash in the custody of certain eligible banks and securities depositories. The Portfolios' holdings of securities of issuers located outside of the United States will be held by the Fund's sub-custodians who will be approved by the Trustees or by the Trustees' delegate in accordance with such Rules. The Trustees or their delegate will determine that the Portfolios' assets will be subject to reasonable care, based on standards applicable to custodians in the relevant market, after considering all factors relevant to the safekeeping of such assets including but not limited to, the custodian's practices, procedures and internal controls; the custodian's general reputation; and whether the Portfolios will have jurisdiction against the custodian. However, no assurances can be given that the Trustees' or their delegates' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes (including currency blockage), confiscations or any other loss of assets that would affect assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from those or other similar events.


     CONVERTIBLE SECURITIES. As specified in the Prospectus, certain Portfolios may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security
(the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios' objectives.

     FOREIGN AND DOMESTIC SECURITY SELECTION PROCESS. The allocation of assets between U.S. and foreign markets for the Global Equity Portfolio in particular, as well as all other Portfolios which invest in foreign securities in general, will vary from time to time as deemed appropriate by the Investment Adviser or a sub-adviser. It is a dynamic process based on an on-going analysis of economic and political conditions, the growth potential of the securities markets throughout the world, currency exchange considerations and the availability of attractively priced securities within the respective markets. In all markets, security selection is designed to reduce risk through a value oriented approach in which emphasis is placed on identifying well-managed companies which, in the case of the Global Equity Portfolio, represent exceptional values in terms of such factors as assets, earnings and growth potential.

     INVESTING IN SMALL AND MEDIUM CAPITALIZATION COMPANIES. Investing in the equity securities of small and medium capitalization companies involve additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may:

     -    Have more limited product lines and capital resources
     -    Have less established markets for their products
     - Have earnings that are more sensitive to changes in the economy, competition and technology
     -    Be more dependent upon key members of management.

     The market value of the common stock of small and medium capitalization companies may:

     - Be more volatile, particularly in response to company announcements or industry events
     -    Have less active trading markets
     - Be harder to sell at the time and prices that the adviser considers appropriate.

     WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES. The Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios may purchase or sell securities in a transaction where the payment obligation and interest rate on the securities are fixed at the time the Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Securities purchased or sold in this way, alternatively referred to as "when issued," "delayed delivery' or 'forward commitment" securities, may have a market value on delivery which is less than the amount paid by the Portfolio. Although the Portfolio will only make commitments to purchase securities on a forward commitment basis with the intention of actually acquiring the securities, the Portfolio may sell the securities before the settlement date if deemed advisable by the adviser. Unless the Portfolio has entered into an offsetting agreement to sell the securities purchased on a forward commitment basis, it will maintain a segregated account consisting of cash or liquid securities with a value equal to the Portfolio's purchase commitment. The assets in this account must be adjusted daily to compensate for any decline in the value of the segregated assets.

     INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Portfolio also may purchase shares of investment companies or trusts which invest principally in securities in which the Portfolio is authorized to invest. The return on a Portfolio's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Portfolio's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Portfolio will invest in an investment company only if it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. Under the 1940 Act, the Portfolios cannot invest more than 10% of their assets, respectively, in investment companies or more than 5% of their total assets, respectively, in the securities of any one investment company, nor may they own more than 3% of the outstanding voting securities of any such company, respectively, except that these limits do not apply if a Portfolio is acquiring securities of an investment company in the same group of investment companies, the Portfolio only invests in securities of other investment companies that are part of the same group, government securities and short-term paper; sales or distribution charges are charged only at one of the acquired or acquiring investment companies and the acquired company has a policy restricting it from investing in securities of other investment companies under these exceptions. To the extent a Portfolio invests in securities in bearer form it may be more difficult to recover securities in the event such securities are lost or stolen.

     PASSIVE FOREIGN INVESTMENT COMPANY INCOME. If a Portfolio invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Portfolio level which could not be eliminated by distributions to shareholders. Under the Taxpayer Relief Act of 1997, a mark-to-market regime was established that allows a regulated investment company ("RIC") to avoid most, if not all, of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on a Portfolio with respect to investments in PFIC's would be significant.

*With regard to the portion of the assets of the Managed Portfolio managed by PIMCO, for investments requiring the segregation of assets, rather than instructing the custodian to segregate assets, PIMCO earmarks segregated assets on the Fund's records.

                             INVESTMENT RESTRICTIONS


     The following investment restrictions have been adopted by the Fund as fundamental policies which cannot be changed without the vote of a majority of the outstanding voting securities of that Portfolio. Such a majority is defined as the lesser of (a) 67% or more of the shares of the Portfolio present at the meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For the purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment, unless specifically stated otherwise; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio. Restrictions 1, 2, and 3 do not apply to U.S. government securities. Restriction 1 does not apply to the Renaissance Portfolio.


     ADDITIONAL RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS, EXCEPT AS SPECIFICALLY NOTED ABOVE. Each Portfolio of the Fund may not:

     1. Invest more than 5 percent of the value of its total assets in the securities of any one issuer, or purchase more than 10 percent of the voting securities, or more than 10 percent of any class of security, of any issuer (for this purpose all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer are considered as one class).

     2. Concentrate its investments in any particular industry, but if deemed appropriate for attaining its investment objective, a Portfolio may invest up to 25 percent of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes.

     3. Except for the Small Cap Growth and Science and Technology Portfolios, invest more than 5 percent of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation.

     4. Borrow money in excess of 10 percent of the value of its total assets. It may borrow only as a temporary measure for extraordinary or emergency purposes and will make no additional investments while such borrowings exceed 5 percent of the total assets. Such prohibition against borrowing does not prohibit escrow or other collateral or making arrangements in connection with the hedging instruments which a Portfolio is permitted to use by any of its other fundamental policies.

     5. Invest more than 15 percent of its assets in illiquid securities (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days.

     6. Make loans of money or securities, except (a) by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) by investing in repurchase agreements; or (c) by lending its portfolio securities, not in excess of 33% of the value of a Portfolio's total assets, made in accordance with guidelines adopted by the Fund's Board of Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

     7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Investment Adviser or a sub-adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding voting securities of such issuer.

     8. Pledge its assets or assign or otherwise encumber them in excess of 10% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus.

     9. Purchase or sell real estate; however, the Portfolios may purchase marketable securities of issuers which engage in real estate operations or which invest in real estate or interests therein, and securities which are secured by real estate or interests therein.

     10. Purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or sell securities short except "against the box." (Collateral arrangements in connection with transactions in options and futures are not deemed to be margin transactions.)

     11. Invest in oil, gas or mineral exploration or developmental programs, except that a Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs.

     12. Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

     13. Invest for the purposes of exercising control or management of another company.

     14. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities.

     15. Invest in physical commodities or physical commodity contracts. However, the Fund may buy and sell hedging instruments to the extent specified in its Prospectus or Statement of Additional Information from time to time. The Fund can also buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities.

     All percentage limitations apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio.

     RESTRICTIONS APPLICABLE TO THE EQUITY, MID CAP, MANAGED, GLOBAL EQUITY, BALANCED AND SMALL CAP PORTFOLIOS ONLY. Each of the above Portfolios may not:

     1. Invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.

     2. Invest more than 5% of its total assets in securities which are restricted as to disposition under the federal securities laws or otherwise. This restriction shall not apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Equity, Mid Cap, Managed, Global Equity, Balanced and/or Small Cap Portfolios; however, each Portfolio will attempt to dispose in an orderly fashion of any securities received under these circumstances to the extent that such securities, together with other unmarketable securities, exceed 15% of that Portfolio's total assets.

     RESTRICTIONS APPLICABLE TO THE RENAISSANCE, LARGE CAP GROWTH, SMALL CAP GROWTH AND SCIENCE AND TECHNOLOGY PORTFOLIOS ONLY. Each of the above Portfolios may not:

     1. Invest more than 15% of its total assets in securities the disposition of which is restricted under the federal securities laws (excluding securities offered and sold under Rule 144A of the Securities Act of 1933 (the "1933 Act") and commercial paper offered and sold under
          Section 4(2) of the 1933 Act), OTC Options and initial offerings and private offerings of SMBS.

     2. Engage in short sales of securities or maintain a short position for the account of a Portfolio unless the Portfolio owns an equal amount of the securities or own the right to acquire securities of the same issue as the securities sold short without the payment of further consideration.

     3. With respect to 75% of a Portfolio's total assets, invest more than 5% of the assets in the securities of any one issuer (This limitation does not apply to bank certificates of deposit or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.).

     4. Write (sell) or purchase options except that each Portfolio may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions for those options, and (b) purchase put and call options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments, provided that the premiums paid by each Portfolio on all outstanding options it has purchased do not exceed 5% of its total assets. Each Portfolio may enter into closing sale transactions for options it purchases.

                              TRUSTEES AND OFFICERS


     The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of OpCap Advisors. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees and officers of the Fund, and their principal occupations during the past five years, are set forth below. The Trustee who is an "interested person," as defined in the 1940 Act, is denoted by an asterisk. The address of the officers and Trustees is 1345 Avenue of the Americas, New York, New York 10105-4800, except as noted. As of March 31, 2004, the Trustees and officers of the Fund as a group owned none of its outstanding shares.


                                    TRUSTEES


               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
       STEPHEN J.           President,         2001        Managing Director of         56                N/A
       TREADWAY*            Chairman of                    Allianz Dresnder
       Age: 56              the Board,                     Asset Management of
                            Trustee                        America L.P.
                                                           ("ADAM"); Managing
                                                           Director and Chief
                                                           Executive Officer,
                                                           PIMCO Advisors
                                                           Distributors LLC
                                                           ("PAD"); Managing
                                                           Director and Chief
                                                           Executive Officer,
                                                           PIMCO Advisors Fund
                                                           Management LLC
                                                           ("PAFM"); Member of
                                                           the

               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
                                                           Board of Management
                                                           of Allianz Dresdner
                                                           Asset Management
                                                           GmbH.

       V. LEE BARNES        Trustee            2000        Principal, Glenville          8                N/A
       Age: 66                                             Associates,
                                                           management
                                                           consultants to the
                                                           insurance industry;
                                                           Director of Net
                                                           Learning Services
                                                           Corporation since
                                                           January 1999;
                                                           Director of Davis
                                                           International Banking
                                                           Consultants since
                                                           July 1993;
                                                           previously,
                                                           consultant and acting
                                                           Executive
                                                           Vice-President of
                                                           Smyth, Sanford &
                                                           Gerard Professional
                                                           Liability L.L.C., an
                                                           insurance
                                                           underwriting agency.

       PAUL Y. CLINTON      Trustee            1994        Principal of Clinton          8         Capital Cash
       Age: 72                                             Management                              Management Trust;
                                                           Associates, a                           Narragansett
                                                           financial and                           Tax-Free Fund;
                                                           venture capital                         Oppenheimer Quest
                                                           consulting firm;                        Value Fund, Inc.,
                                                           formerly, Director,                     Oppenheimer Quest
                                                           External Affairs,                       International
                                                           Kravco Corporation,                     Fund, Inc.,
                                                           a national real                         Oppenheimer Quest
                                                           estate owner and                        Capital Value
                                                           property management                     Fund, Inc.,
                                                           corporation;                            Oppenheimer Quest
                                                           President of Essex                      Opportunity Value
                                                           Management                              Fund, Inc.,
                                                           Corporation, a                          Oppenheimer
                                                           management
                                                           consulting company;
                                                           President of Geneve
                                                           Corp., a venture

               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
                                                           capital fund;                           Quest Balanced
                                                           Chairman of Woodland                    Fund, Inc.,
                                                           Capital Corp., a                        Rochester Fund
                                                           small business                          Municipals;
                                                           investment company;                     Rochester
                                                           Vice President of                       Portfolio Series
                                                           W.R. Grace & Co.                        Limited Term New
                                                                                                   York Municipals
                                                                                                   and Bond Fund
                                                                                                   Series;
                                                                                                   Oppenheimer
                                                                                                   Convertible
                                                                                                   Securities Fund;
                                                                                                   Oppenheimer Mid
                                                                                                   Cap Fund

       THOMAS W. COURTNEY   Trustee            1994        Principal of                  8         Oppenheimer Quest
       Age: 70                                             Courtney Associates,                    Value Fund, Inc.,
                                                           Inc., a venture                         Oppenheimer Quest
                                                           capital business;                       Global Value
                                                           formerly, General                       Fund, Inc.,
                                                           Partner, Trivest                        Oppenheimer Quest
                                                           Venture Fund, a                         Capital Value
                                                           private venture                         Fund, Inc.,
                                                           capital fund;                           Oppenheimer Quest
                                                           President of                            Opportunity Value
                                                           Federated Investment                    Fund, Inc.,
                                                           Counseling, Inc.;                       Oppenheimer Quest
                                                           President of Boston                     Balanced Fund,
                                                           Company                                 Inc., Rochester
                                                           Institutional                           Fund Municipals;
                                                           Investors; Director                     Rochester
                                                           of several privately                    Portfolio Series
                                                           owned corporations;                     Limited Term New
                                                           Director of                             York Municipals
                                                           Financial Analysts                      and Bond Fund
                                                           Federation.                             Series;
                                                                                                   Oppenheimer
                                                                                                   Convertible
                                                                                                   Securities Fund;
                                                                                                   Oppenheimer Mid
                                                                                                   Cap Fund;
                                                                                                   Hawaiian Tax-Free
                                                                                                   Trust; Tax-Free
                                                                                                   Trust of

               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
                                                                                                   Arizona

       LACY B. HERRMANN     Trustee            1994        Chairman of the               8         Churchill Cash
       Age: 74                                             Board and Chief                         Reserves Trust,
                                                           Executive Officer of                    Aquila - Cascadia
                                                           Aquila Management                       Equity Fund,
                                                           Corporation, the                        Pacific Capital
                                                           sponsoring                              Cash Assets
                                                           organization and                        Trust, Pacific
                                                           administrator and/or                    Capital U.S.
                                                           advisor or                              Treasuries Cash
                                                           sub-advisor to a                        Assets Trust,
                                                           group of 15 funds                       Pacific Capital
                                                           consisting of seven                     Tax-Free Cash
                                                           single-state,                           Assets Trust,
                                                           tax-free municipal                      Prime Cash Fund,
                                                           bond funds, six                         Narragansett
                                                           money market funds                      Insured Tax-Free
                                                           and two regional                        Income Fund,
                                                           equity funds, since                     Tax-Free Fund for
                                                           1984 and Chairman of                    Utah, Churchill
                                                           the Board of                            Tax-Free Fund of
                                                           Trustees of each of                     Kentucky,
                                                           these funds; Vice                       Tax-Free Fund of
                                                           President, Director,                    Colorado,
                                                           Secretary and former                    Tax-Free Trust of
                                                           Treasurer of Aquila                     Oregon, Tax-Free
                                                           Distributors, Inc.,                     Trust of Arizona,
                                                           distributor of each                     Hawaiian Tax-Free
                                                           of the above funds,                     Trust, and Aquila
                                                           since 1981;                             Rocky Mountain
                                                           President and                           Equity Fund;
                                                           Chairman of the                         Oppenheimer Quest
                                                           Board of Trustees of                    Value Fund, Inc.,
                                                           Capital Cash                            Oppenheimer Quest
                                                           Management Trust                        Global Value
                                                           ("CCMT") and an                         Fund, Inc.,
                                                           Officer and                             Oppenheimer Quest
                                                           Trustee/Director of                     Capital Value
                                                           its predecessors;                       Fund, Inc.,
                                                           President and                           Oppenheimer Quest
                                                           Director of STCM                        Opportunity Value
                                                           Management Company,                     Fund, Inc.,
                                                           Inc., sponsor and                       Oppenheimer
                                                           Adviser to CCMT;
                                                           Chairman, President
                                                           and a Director of
                                                           InCap Management
                                                           Corporation,
                                                           formerly,
                                                           sub-adviser and

               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
                                                           administrator of                        Quest Balanced Fund,
                                                           Prime Cash Fund and                     Inc.
                                                           Short-term Asset
                                                           Reserves; Trustee
                                                           Emeritus of Brown
                                                           University since
                                                           1996; Trustee of
                                                           Hopkins School since
                                                           1993.

       THEODORE T. MASON    Trustee            2000        Executive Director            8         Capital Cash
       Age: 68                                             of Louisiana Power                      Management Trust;
                                                           Partners L.L.C.                         Prime Cash Fund
                                                           since 1999 and of                       (inactive); Short
                                                           East Wind Power                         Term Asset
                                                           Partners LTd. since                     Reserves;
                                                           1994; First Vice                        Hawaiian Tax-Free
                                                           President of the                        Trust; Pacific
                                                           Alumni Association                      Capital Cash
                                                           of SUNY Maritime                        Assets Trust;
                                                           College (Second Vice                    Churchill Cash
                                                           President 1998-2000)                    Reserves Trust
                                                           and Director of the                     (inactive);
                                                           same organizations                      Pacific Capital
                                                           since 1997; Director                    Tax-Free Cash
                                                           of STCM Management                      Assets Trust;
                                                           Company, Inc.;                          Pacific Capital
                                                           Director of the                         U.S. Government
                                                           Maritime Industry                       Securities Cash
                                                           Museum at Fort                          Asset Trust;
                                                           Schuyler; Trustee of                    Churchill
                                                           Maritime College at                     Tax-Free Fund of
                                                           Fort Schuyler                           Kentucky
                                                           Foundation, Inc.
                                                           since 2000; Director
                                                           of Navy League of the
                                                           New York Council,
                                                           2002; former National
                                                           Officer of the Naval
                                                           Reserve Association
                                                           and Commanding
                                                           Officer of four Naval
                                                           Reserve nits, Captain
                                                           USNR

               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
                                                           (Ret.)

+Under the Fund's By-Laws, each Trustee shall serve until his or her successor is elected and qualified.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors LLC, the Fund's Investment Advisor.

                                    OFFICERS


               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
       BRIAN S. SHLISSEL    Executive          2000        Executive Vice                 N/A             N/A
       Age: 38              Vice                           President of PAFM
                            President,                     since 1999;
                            Treasurer                      previously, Vice
                            and Secretary                  President of Mitchell
                                                           Hutchins Asset
                                                           Management Inc., from
                                                           1993 to 1999.

       MALCOLM BISHOPP      Executive          2001        Managing Director,             N/A             N/A
       Age: 55              Vice                           Marketing and Client
                            President                      Services, OpCap
                                                           Advisors LLC,
                                                           Managing Director,
                                                           PIMCO Advisors Retail
                                                           Holdings LLC

       COLIN GLINSMAN       Vice               1997        Chief Investment               N/A             N/A
       Age: 46              President                      Officer and Managing
                            and                            Director of
                            Portfolio                      Oppenheimer Capital;
                            Manager                        Chief Executive
                                                           Officer of OpCap
                                                           Advisors

       MARK F. DEGENHART    Vice               1999        Senior Vice President          N/A             N/A
       Age: 40              President                      of Oppenheimer
                            and                            Capital; Vice
                            Portfolio                      President of OpCap
                            Manager                        Advisors; previously,
                                                           Director of Research
                                                           and Associate
                                                           Portfolio Manager of
                                                           Palisades Capital
                                                           Management

       LOUIS P.             Vice               1998        Managing Director of           N/A             N/A

               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
       GOLDSTEIN            President                      Oppenheimer Capital;
       Age: 43              and                            Vice President of
                            Portfolio                      OpCap Advisors
                            Manager

       MATTHEW GREENWALD    Vice               2002        Senior Vice President          N/A             N/A
       Age: 50              President                      of Oppenheimer
                            and                            Capital; Vice
                            Portfolio                      President of OpCap
                            Manager                        Advisors

       ELISA A. MAZEN       Vice               2000        Managing Director of           N/A             N/A
       Age: 42              President                      Oppenheimer Capital;
                            and                            Vice President of
                            Portfolio                      OpCap Advisors
                            Manager

       DENNIS McKECHNIE     Vice               2000        Managing Director of           N/A             N/A
       Age: 39              President                      PEA Capital LLC since
                            and                            January 1999;
                            Portfolio                      previously, Vice
                            Manager                        President of Columbus
                                                           Circle Investors

       JOHN SCHNEIDER       Vice               2002        Managing Director of           N/A             N/A
       Age: 39              President                      PEA Capital LLC since
                            and                            January 1999;
                            Portfolio                      previously, Partner
                            Manager                        and Portfolio Manager
                                                           for Schneider Capital
                                                           Management

       JAMIE MICHAELSON     Vice               2003        Research                       N/A             N/A
       Age: 31              President                      Analyst/Co-Portfolio
                            and                            Manager, PEA Capital
                            Portfolio                      LLC since 2000;
                            Manager                        previously, Analyst
                                                           at Deutsche Bank
                                                           Securities

       MICHAEL CORELLI      Vice               2003        Research                       N/A             N/A
       Age: 32              President                      Analyst/Co-Portfolio
                            and                            Manager, PEA Capital
                            Portfolio                      LLC since 1999;
                            Manager                        previously, Analyst
                                                           at Bankers Trust

       BEN FISCHER          Vice               2003        Managing Director of           N/A             N/A
       Age: 63              President                      NFJ Investment Group
                            and                            since 1994.
                            Portfolio
                            Manager

       WILLIAM H. GROSS     Vice               2000        Managing Director and          N/A             N/A
       Age: 59              President                      Chief Investment
                            and                            Officer of Pacific

               (1)              (2)             (3)                 (4)                 (5)               (6)
                                                                                     NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                                            OFFICE AND           PRINCIPAL             FUND              OTHER
              NAME           POSITIONS       LENGTH OF         OCCUPATION(S)          COMPLEX        DIRECTORSHIPS
             ADDRESS         HELD WITH         TIME             DURING PAST         OVERSEEN BY         HELD BY
             AND AGE           FUND           SERVED+             5 YEARS             TRUSTEE           TRUSTEE
       ---------------------------------------------------------------------------------------------------------------
                            Portfolio                      Investment Management
                            Manager                        Company LLC ("PIMCO")

       LAWRENCE G.          Assistant          2002        Senior Vice                    N/A             N/A
       ALTADONNA            Treasurer                      President, PAFM.
       Age: 38                                             previously, Director
                                                           of Fund
                                                           Administration,
                                                           Prudential Investments

       JENNIFER PATULA      Assistant          2004        Mutual Fund                    N/A             N/A
       Age: 25              Secretary                      Administrator, PAFM


+ Under the Fund's Bylaws, an officer serves for one year and until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.




       For Trustees and officers of the Fund, positions held with affiliated persons or principal underwriters of the Fund are listed in the following table:


                    (1)                                                    (2)
                                                                   POSITIONS HELD WITH
                                                                  AFFILIATED PERSONS OR
                                                                 PRINCIPAL UNDERWRITERS
                   NAME                                                OF THE FUND
       --------------------------------------------------------------------------------------------------------------
       Stephen J. Treadway            Executive Vice President, OpCap Advisors; Trustee and Chairman, PIMCO Funds:
                                      Multi-Manager Series; Chairman, Fixed Income SHares; Trustee and Chairman,
                                      PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO
                                      New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO
                                      California Municipal Income Fund II, PIMCO New York Municipal Income II,
                                      PIMCO Corporate Income Fund and Municipal Advantage Fund Inc.; Chairman,
                                      PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III,
                                      PIMCO New York Municipal Income Fund III, PIMCO Corporate Opportunity Fund
                                      and Nicholas-Applegate Convertible & Income Fund; Director and Chairman,
                                      Municipal Advantage Fund.

       Brian S. Shlissel              Senior Vice President and Treasurer, OpCap Advisors; President and Chief
                                      Executive Officer, Fixed Income SHares; PIMCO Municipal Income Fund, PIMCO
                                      California Municipal Income Fund, PIMCO New York Municipal Income Fund,
                                      PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II,
                                      PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III,
                                      PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income
                                      Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund,
                                      Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible
                                      & Income Fund II, PIMCO High Income Fund, PIMCO Floating Rate Income Fund
                                      and Municipal Advantage Fund Inc.

                    (1)                                                    (2)
                                                                   POSITIONS HELD WITH
                                                                  AFFILIATED PERSONS OR
                                                                 PRINCIPAL UNDERWRITERS
                   NAME                                                OF THE FUND
       --------------------------------------------------------------------------------------------------------------
       Matthew Greenwald              Executive Vice President, Municipal Advantage Fund Inc.

       Lawrence G. Altadonna          Treasurer, Fixed Income SHares, PIMCO Municipal Income Fund, PIMCO
                                      California Municipal Income Fund, PIMCO New York Municipal Income Fund,
                                      PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II,
                                      PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III,
                                      PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income
                                      Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund,
                                      Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible
                                      & Income Fund II, PIMCO High Yield Fund, PIMCO Floating Rate Income Fund and
                                      Municipal Advantage Fund Inc.

       Jennifer A. Patula             Assistant Secretary, Fixed Income SHares, PIMCO Municipal Income Fund, PIMCO
                                      California Municipal Income Fund, PIMCO New York Municipal Income Fund,
                                      PIMCO Corporate Income Fund, PIMCO Municipal Income Fund II, PIMCO
                                      California Municipal Income Fund II, PIMCO New York Municipal Income Fund
                                      II, PIMCO Corporate Opportunity Fund, PIMCO Municipal Income Fund III, PIMCO
                                      California Municipal Income Fund III, PIMCO New York Municipal Income Fund
                                      III, Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund,
                                      Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                                      Fund and Municipal Advantage Fund Inc.


COMMITTEES OF THE BOARD OF TRUSTEES


The Fund's Audit Committee is composed entirely of Trustees who are not "interested persons" of the Fund, the Investment Adviser, the Sub-Advisers, the Distributor or its affiliates within the meaning of the 1940 Act. The Audit Committee convened twice during the fiscal year ended December 31, 2003. The principal functions of the Audit Committee are to recommend to the Board of Trustees the appointment of the Fund's independent accountants, to review with the independent accountants the scope, performance and anticipated cost of their audit and to receive and consider a report from the independent accountants concerning their conduct of the audit, including the form of the opinion proposed to be rendered and any comments or recommendations the independent accountants might have in that regard.


SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies. No Independent Trustee or his immediate family members beneficially own securities of either the Investment Adviser or OCC Distributors LLC (the "Distributor") or any person directly or indirectly controlling, controlled by or under common control with the Investment Adviser or Distributor.

           (1)                           (2)                                      (3)
                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                      SECURITIES IN ALL REGISTERED
                                                                      INVESTMENT COMPANIES OVERSEEN
                               DOLLAR RANGE OF EQUITY                    BY TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE            SECURITIES IN THE FUND                     INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------
V. Lee Barnes                           None                                      None
Paul Y. Clinton                         None                                      None
Thomas W. Courtney                      None                                      None
Lacy B. Herrmann                        None                                      None
Theodore T. Mason                       None                                      None
Stephen J. Treadway                     None                                 Over $100,000.



COMPENSATION OF OFFICERS AND TRUSTEES. All officers of the Fund are officers or employees of Oppenheimer Capital or its affiliates and receive no salary or fee from the Fund. The following table sets forth the information regarding compensation received by the Trustees who are not "interested persons" of the Fund during its fiscal year ended December 31, 2003.



                                                                                                TOTAL COMPENSATION,
                                                                                                INCLUDING ACCRUED
                               AGGREGATE          PENSION OR RETIREMENT     ESTIMATED ANNUAL    RETIREMENT BENEFITS,
     NAME OF TRUSTEE OF        COMPENSATION       BENEFITS ACCRUED AS PART  BENEFITS UPON       FROM THE FUND AND THE
     THE FUND                  FROM THE FUND      OF FUND EXPENSES*         RETIREMENT          FUND COMPLEX+
     ----------------------------------------------------------------------------------------------------------------
     V. Lee Barnes              $  22,568                   N/A                    N/A            $  22,568
     Paul Y. Clinton               22,500              $ 30,348               $ 23,889               76,737
     Thomas W. Courtney            22,500                26,210                 24,321               73,031
     Lacy B. Herrmann              22,500                33,422                 24,321               80,243
     Theodore T. Mason             22,500                   N/A                    N/A               22,500


*On October 19, 1998 the Fund adopted a retirement plan (the "Original Plan") that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for the Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefit will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.


For the purpose of this section only, "Fund Complex" includes the Fund and Oppenheimer Quest Value Fund, Inc. in accordance with the instructions for Form N-1A. The Investment Advisor does not consider Oppenheimer Quest Value Fund, Inc. to be part of its "Fund Complex," as that term may be otherwise interpreted.


                                 CONTROL PERSONS


     As of December 31, 2003, shares of the Portfolios were held by ADAM and the Variable Accounts of the following insurance companies, with the figures beneath each Portfolio representing that company's holdings as a percentage of each Portfolio's total outstanding shares.

           PORTFOLIO SHAREHOLDERS OF RECORD AS OF DECEMBER 31, 2003(1)



                                                         PORTFOLIOS
-----------------------------------------------------------------------------------------------
                             SMALL CAP    DIVIDEND                  U.S. GOVT.       GLOBAL
       SHAREHOLDERS            VALUE        VALUE     RENAISSANCE     INCOME         EQUITY
-----------------------------------------------------------------------------------------------
The Mutual Life Insurance
Company of New York (New
York, NY) & The MONY Life
Insurance Company of                                                   4.86%
America                                                             35,831.760
1740 Broadway                                                         shares
NY, NY 10019

Provident Mutual Life
Insurance Company &
Providentmutual Life and
Annuity Company of
America
1600 Market St.
Philadelphia, PA 19103

AEGON Insurance Group                                                 15.89%
400 West Market St.                                                 117,069.550
Louisville, KY 40202                                                  shares

Connecticut General Life
Insurance Company & CIGNA
Life Insurance Company
350 Church Street
MLW 1, 12th Flr.
Hartford, CT 06103-1106

American Enterprise Life
Insurance Company and
American Centurion Life
Insurance Company                                                     79.25%
80 South Eighth Street,                                             583,957.763
Minneapolis, MN 55402                                                 shares

Oppenheimer Capital LLC
1345 Avenue of the
Americas, New York, NY
10105-4800

IL Annuity and Insurance
Company 2960 North
Meridian Street,
Indianapolis, IN46208

                                                           PORTFOLIOS
----------------------------------------------------------------------------------------------------
                                                                                        SCIENCE AND
       SHAREHOLDERS            EQUITY       SMALL CAP       MANAGED        MID CAP      TECHNOLOGY
----------------------------------------------------------------------------------------------------
The Mutual Life Insurance
Company of New York (New
York, NY) & The MONY Life
Insurance Company of           3.24%          0.40%          2.66%
America                      39,930.680    32,015.430     281,244.052
1740 Broadway                  shares        shares          shares
NY, NY 10019

Provident Mutual Life
Insurance Company &
Providentmutual Life and       27.71%         5.20%          5.38%
Annuity Company of          341,813.570    421,946.560    569,186.671
America                        shares        shares          shares
1600 Market St.
Philadelphia, PA 19103

AEGON Insurance Group                         1.54%          1.17%
400 West Market St.                        125,299.500    123,340.748
Louisville, KY 40202                         shares          shares

Connecticut General Life
Insurance Company & CIGNA
Life Insurance Company
350 Church Street              0.04%          0.52%          0.01%
MLW 1, 12th Flr.              549.670      42,495.270      1,105.357
Hartford, CT 06103-1106        shares        shares          shares

American Enterprise Life
Insurance Company and
American Centurion Life
Insurance Company              4.20%          1.35%          1.80%
80 South Eighth Street,      51,800.850    109,633.760    190,839.398
Minneapolis, MN 55402          shares        shares          shares

Oppenheimer Capital LLC
1345 Avenue of the                                                          16.88%
Americas, New York, NY                                                   137,658.840
10105-4800                                                                  shares

IL Annuity and Insurance
Company 2960 North                            2.47%          3.28%
Meridian Street,                           200,832.320    346,383.716
Indianapolis, IN46208                        shares          shares

                                                         PORTFOLIOS
-----------------------------------------------------------------------------------------------
                             SMALL CAP    DIVIDEND                  U.S. GOVT.       GLOBAL
       SHAREHOLDERS            VALUE        VALUE     RENAISSANCE     INCOME         EQUITY
-----------------------------------------------------------------------------------------------
PRUCO Life Insurance
Company of New Jersey and
PRUCO Life Insurance
Company 751 Broad Street,
Newark, NJ 07102

Transamerica Life
Companies
Transamerica Center 1150
Olive Street, Los
Angeles, CA 90015

ReliaStar Life Insurance
Company                                                                              36.81%
20 Washington Avenue                                                              683,810.290
South, Route 1237,                                                                   shares
Minneapolis, MN 55401

Allianz Dresdner Asset
Management of America         100.00%      100.00%      10.99%
L.P. ("ADAM")               101,717.110  101,775.086  100,000.000
840 Newport Center Drive,     shares       shares       shares
Newport Beach, CA 92660

Sun Life of Canada (U.S.)
Copley Place, Suite 200,
Boston, MA 02117

Lincoln Life Insurance
Company                                                                              63.19%
1300 South Clinton Street                                                         1,173,786.360
Fort Wayne, IN 46802                                                                 shares

Lincoln Benefit Life
Company
206 South 13th Street,
Suite 100, Lincoln, NE
68508

Allstate Life Insurance
Company
3100 Sanders Road
Northbrook, IL 60062

AGA Series Trust
American General Annuity
Insurance Company
2929 Allen Parkway
Houston, TX 77019

AXA Financial Inc.
1290 Avenue of the                                      89.01%
Americas                                              816,740.927
New York, NY 10105                                      shares

                                                           PORTFOLIOS
----------------------------------------------------------------------------------------------------
                                                                                        SCIENCE AND
       SHAREHOLDERS            EQUITY       SMALL CAP       MANAGED        MID CAP      TECHNOLOGY
----------------------------------------------------------------------------------------------------
PRUCO Life Insurance
Company of New Jersey and                    45.90%          57.14%
PRUCO Life Insurance                      3,725,441.270  6,042,845.960
Company 751 Broad Street,                    shares          shares
Newark, NJ 07102

Transamerica Life
Companies
Transamerica Center 1150                      3.92%          2.37%
Olive Street, Los                          317,750.560    250,779.611
Angeles, CA 90015                            shares          shares

ReliaStar Life Insurance
Company                        36.34%        23.80%          11.68%
20 Washington Avenue        448,276.180   1,931,401.950  1,235,851.104
South, Route 1237,             shares        shares          shares
Minneapolis, MN 55401

Allianz Dresdner Asset
Management of America                                                                      3.51%
L.P. ("ADAM")                                                                           300,045.417
840 Newport Center Drive,                                                                 shares
Newport Beach, CA 92660

Sun Life of Canada (U.S.)      16.75%         1.71%          0.47%          83.12%
Copley Place, Suite 200,    206,710.390    138704.820      49,600.406    677,747.830
Boston, MA 02117               shares        shares          shares         shares

Lincoln Life Insurance
Company                                       5.17%          8.10%
1300 South Clinton Street                  419,434.778    856,212.875
Fort Wayne, IN 46802                         shares          shares

Lincoln Benefit Life
Company                        11.72%         8.02%          0.43%                        96.48%
206 South 13th Street,      144,598.560    650,663.250     45,650.347                  8,245,199.851
Suite 100, Lincoln, NE         shares        shares          shares                       shares
68508

Allstate Life Insurance
Company                                       0.00%                                        0.01%
3100 Sanders Road                            70.300                                       364.112
Northbrook, IL 60062                         shares                                       shares

AGA Series Trust
American General Annuity                                     5.51%
Insurance Company                                         582,691.980
2929 Allen Parkway                                           shares
Houston, TX 77019

AXA Financial Inc.
1290 Avenue of the
Americas
New York, NY 10105



(1) This chart lists all Variable Account shareholders of record of the Portfolios as of December 31, 2003, and all holdings of shares of the Portfolios by ADAM and Oppenheimer Capital LLC. To the best knowledge of the Fund, no Contractowner held units equivalent to 5% or more of the shares of any Portfolio of the Fund as of December 31, 2003.

     Shares of the Small Cap Value, Dividend Value, Renaissance, Mid Cap and Science and Technology Portfolios were acquired by Oppenheimer Capital LLC and ADAM to provide capital for these Portfolios so that the Investment Adviser could commence a meaningful investment program for the Portfolios, pending the acquisition of shares of the Portfolios by Variable Accounts. The shares held by the Variable Accounts generally will be voted in accordance with instructions of Contractowners. Under certain circumstances however, the insurance companies, on behalf of their respective Variable Accounts, may disregard voting instructions received from Contractowners. The shares held by ADAM will be voted in the same proportions as those voted by the insurance companies which are held in their respective Variable Accounts. Any shareholder of record listed in the above chart beneficially owning more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio by virtue of definitions contained in the 1940 Act. The vote of such shareholder of record could have a more significant effect on matters presented to shareholders for approval than the votes of the Portfolio's other shareholders.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES


     THE INVESTMENT ADVISER. OpCap Advisors acts as investment adviser to the Portfolios of the Fund. PEA Capital LLC ("PEA Capital", formerly PIMCO Equity Advisors LLC) acts as sub-adviser to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios. NFJ Investment Group L.P. ("NFJ") acts as sub-adviser to the Small Cap Value and Dividend Value Portfolios. Pacific Investment Management Company LLC ("PIMCO") acts as sub-adviser for a portion of the Managed Portfolio.

     OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22.5 billion of assets under management as of December 31, 2003. They are indirect wholly-owned subsidiaries of Allianz Dresdner Asset Management of America L.P. ("ADAM"). The mailing address is 1345 Avenue of the Americas, New York, New York 10105. PIMCO Equity Advisors LLC is a Delaware limited liability company which is wholly owned by Allianz Dresdner Asset Management U.S. Equities LLC, a wholly-owned subsidiary of ADAM. PIMCO is majority-owned by ADAM.


     The general partner of ADAM is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with two members, ADAM U.S. Holding LLC (formerly PIMCO Holding LLC), a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC is a wholly-owned subsidiary of Allianz of America, Inc., a Delaware corporation which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company.

     Allianz is the world's second largest insurance company and a leading provider of financial services, particularly in Europe, and is represented in more than 70 countries world-wide through subsidiaries, branch and representative offices, and other affiliated entities. Allianz currently has assets under management of more than $1 trillion.


     THE ADVISORY AGREEMENT. OpCap Advisors provides investment advisory and management services to the Fund pursuant to an Advisory Agreement dated November 5, 1997. The Advisory Agreement was amended to limit the total operating expenses of the Renaissance, Small Cap, Equity, Managed, Balanced, Mid Cap, Science and Technology, Small Cap Value, Dividend Value, Large Cap Growth, Small Cap Growth and U.S. Government Income Portfolios to 1.00% (net of any expense offsets) of their respective average daily net assets and that the Adviser will limit total operating expenses of the Global Equity Portfolio to 1.25% (net of any expense offsets) of its average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by the Adviser through December 31, 2014.


     In connection with the approval of the investment advisory agreement, the Board of Trustees considers such information and factors as they believe, in light of the advice furnished to them and their own business judgment, to be relevant to the interests of the shareholders of each Portfolio. Such factors include the nature, quality and extent of the services furnished by the adviser to each Portfolio; the investment record of each Portfolio; comparative data as to investment performance, advisory fees and expense ratios; possible economies of scale; possible benefits to the adviser from serving as adviser of the Portfolios and various other factors. The non-interested Trustees were assisted in this process by their independent legal counsel. Based upon their review, the Trustees determined that the investment advisory agreement was reasonable, fair and in the best interests of each Series and its shareholders. The Trustees also concluded that the fees provided in the investment advisory agreement were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.


     PEA Capital provides investment advisory and management services to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios of the Fund pursuant to a Sub-Advisory Agreement with OpCap Advisors dated March 1, 2000 as amended. NFJ Investment Group L.P. ("NFJ") provides investment advisory and management services to the Small Cap Value and Dividend Value Portfolios pursuant to a Sub-Advisory Agreement with OpCap Advisors dated April 1, 2003. PIMCO provides similar services to a portion of the Managed Portfolio of the Fund pursuant to a Sub-Advisory Agreement with OpCap Advisors dated March 1, 2000.


     Under the Advisory Agreement and Sub-Advisory Agreements, each adviser is required to: (i) regularly provide investment advice and recommendations to each Portfolio of the Fund with respect to its investments, investment policies and the purchase and sale of securities; (ii) supervise continuously and determine the securities to be purchased or sold by the Fund and the portion, if any, of the assets of each Portfolio of the Fund to be held uninvested; and (iii) arrange for the purchase of securities and other investments by each Portfolio it manages and the sale of securities and other investments held by the Portfolio.

     The Advisory Agreement also requires the Investment Adviser to provide administrative services for the Fund, including (1) coordination of the functions of accountants, counsel and other parties performing services for the Fund and (2) preparation and filing of reports required by federal securities laws, shareholder reports and proxy materials.


     Expenses not expressly assumed by OpCap Advisors under the Advisory Agreement or by OCC Distributors LLC, (the "Distributor") are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund, of which the major categories relate to taxes, fees to non-interested trustees, legal and audit expenses, custodian and transfer agent expenses, stock issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation.

     The Distributor is located at 1345 Avenue of the Americas, New York, New York 10105-4800 and serves as the general distributor for the Fund pursuant to a General Distributors Agreement dated November 5, 1997, as amended.

     The Distributor acts as the exclusive agent for the sale of Fund shares in a continuous public offering. Shares of the Fund are sold by the Distributor at net asset value. The Distributor does not receive any compensation from the Fund for acting as the Fund's general distributor.


     For the fiscal year ended December 31, 2001, total advisory fees accrued or paid by the Equity, Managed, Small Cap, U.S. Government Income, Global Equity, Mid Cap and Science and Technology Portfolios were, $692,347, $4,957,656, $1,853,695, $56,681, $284,301, $127,018 and $8,866, respectively, of which
$4,534, $22,934 and $8,866 was waived by the Investment Adviser with respect to the U.S. Government Income, Mid Cap and Science and Technology Portfolios, respectively. For the fiscal year ended December 31, 2002, total advisory fees accrued or paid by the Equity, Renaissance, Managed, Small Cap, U.S. Government Income, Global Equity, Mid Cap and Science and Technology Portfolios were $448,552, $3,320, $3,846,905, $1,868,638, $53,995, $217,271, $108,585 and
$10,779, respectively, of which $3,320, $23,145 and $10,779 was waived by the Investment Adviser with respect to the Renaissance, Mid Cap and Science and Technology Portfolios. The advisory fees and waiver for the Renaissance Portfolio represents the period July 10, 2002 (commencement of operations) through December 31, 2002. For the fiscal year ended December 31, 2003, total advisory fees accrued or paid by the Equity, Renaissance, Managed, Small Cap, U.S. Government Income, Global Equity, Mid Cap, Science and Technology, Small Cap Value and Dividend Value Portfolios were $290,661, $31,274, $3,089,269, $1,564,950, $52,095, $187,687, $83,017, $56,809, $4,365 and $4,305,
respectively, of which $24,695, $3,042, $4,100, $25,666, $33, 320, $4,365 and
$4,305 was waived by the Investment Adviser with respect to the Renaissance, U.S. Government Income, Global Equity, Mid Cap, Science and Technology, Small Cap Value and Dividend Value Portfolios. The advisory fees and waivers for the Small Cap Value and Equity Income Portfolios represent the period July 1, 2003 (commencement of operations) through December 31, 2003.

     The advisory fee for the Equity, Global Equity, Managed, Small Cap, Mid Cap, Balanced, Renaissance, Large Cap Growth, Small Cap Growth, Small Cap Value, Dividend Value and Science and Technology Portfolios is at the annual rate of 0.80% of the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets in excess of $800 million. With regard to the Managed Portfolio, OpCap Advisors pays PIMCO a fee equal to 0.25% of the average daily value of the net assets managed by PIMCO on an annual basis. OpCap Advisors pays PEA Capital fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million with respect to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios for investment advisory services PEA Capital renders to those Portfolios. OpCap Advisors also pays NFJ fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million with respect to the Dividend Value and Small Cap Value Portfolios. The advisory fee for the U.S. Government Income Portfolio is at the annual rate of 0.60% of average daily net assets.


     The Advisory Agreement and each Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Investment Adviser or Sub-Adviser, as applicable is not liable for any act or omission in the course of, or in connection with, the rendition of services thereunder. The Advisory Agreement and each Sub-Advisory Agreement permits the Investment Adviser and each sub-adviser to act as investment adviser for any other person, firm, or corporation.


     PORTFOLIO TRANSACTIONS. Portfolio decisions are based upon recommendations of the Investment Adviser, the Sub-Advisers and the judgment of the portfolio managers. Generally, purchases made by the U.S. Government Income Portfolio will be principal transactions at net prices, (on these transactions the Portfolio pays no brokerage commissions); however prices of debt obligations reflect mark-ups and mark-downs which constitute compensation to the executing dealer. The Portfolios will pay brokerage commissions on transactions in listed options and equity securities. Prices of securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers that provide brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to the Fund and/or other accounts of the Investment Adviser and the sub-advisers; information received in connection with directed orders of other accounts managed by the Investment Adviser, the sub-advisers or their affiliates may or may not be useful to the Fund. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Investment Adviser, the sub-advisers, to make available additional views for consideration and comparison, and to enable the Investment Adviser and each sub-adviser to obtain market information for the valuation of securities held by the Fund. For the year ended December 31, 2003, the aggregate dollar amount of any brokerage commissions paid by the Fund was $1,745,519. For the year ended December 31, 2002, the aggregate dollar amount of any brokerage commissions paid by the Fund was $1,801,026. For the year ended December 31, 2001, the aggregate dollar amount of any brokerage commissions paid by the Fund was $2,575,132.


     The Investment Adviser, the Sub-Advisers and Oppenheimer Capital currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or Investment Adviser to others. It is the practice of the Investment Adviser and each Sub-Adviser to cause purchase or sale transactions to be allocated among the Fund and others whose assets it or Oppenheimer Capital manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts. When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Investment Adviser, a Sub-Adviser or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.

     Each Sub-Adviser places orders for the purchase and sale of portfolio investments for the Porfolios with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the Portfolios of the Fund, the Sub-adviser will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-adviser receives research services from many broker-dealers with which the Sub-adviser places the Fund's portfolio transactions. The Sub-adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the sub-adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Sub-adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     As noted above, the Sub-adviser may purchase new issues of securities for the Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other Sub-advisers clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.


     PROXY VOTING POLICIES. The Board of Trustees has delegated to the Adviser, and, with respect to certain Portfolios, the Adviser has in turn delegated to the Sub-Advisers, responsibility for voting any proxies relating to portfolio securities held by a Portfolio in accordance with the Adviser's or the Sub-Adviser's proxy voting policies and procedures. Copies of the proxy voting policies and procedures to be followed by the Trust, the Adviser and the Sub-Advisers on behalf of the Portfolios, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix A ("Proxy Voting Policies"). Proxy voting responsibilities are delegated as follows: Responsibility for the voting of proxies with respect to voting securities held by the fixed income portion of the Managed Portfolio be and it hereby is delegated to Pacific Investment Management Company LLC (ii) responsibility for the voting of proxies with respect to voting securities held by the Small Cap Value and Dividend Value Portfolios be and it hereby is delegated to NFJ; (iii) responsibility for the voting of proxies with respect to voting securities held by the Renaissance and Science & Technology Portfolios be and it hereby is delegated to PEA Capital; and (iv) responsibility for the voting of proxies with respect to voting securities held by the domestic portion of the Global Equity Portfolio, the equity portion of the Managed Portfolio and the Equity, Mid Cap, Small Cap and U.S. Government Income Portfolios be and it hereby is delegated to OpCap Advisors.

     CODES OF ETHICS. Each employee, officer and trustee of the Fund, OpCap Advisors, OCC Distributors LLC, PEA Capital, NFJ and PIMCO is subject to a Code of Ethics which has been adopted by such entity to comply with the provisions of Rule 17j-1 under the 1940 Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to certain personal securities transactions.

     DISCLOSURE OF PORTFOLIO HOLDINGS. The Fund will make available a complete schedule of each Portfolio's security holdings, as reported on a month-end basis, to each insurance company separate account. The information will be available thirty (30) days after each month end and will remain available until the following month's schedule is available. If the thirtieth day falls on a weekend or other non-business day, the information will be available on the following business day. For the purpose of providing services to the Fund, disclosure to third parties (e.g., sub-advisers, pricing services, rating agencies, proxy voting services and other service providers to the Fund who require access to such information in order to fulfill their contractual duties to the Fund) prior to the thirtieth day may be may only pursuant to arrangements that will require, among other things that the Fund information be kept confidential and used only for the purpose of performing the agreed upon services to the Fund. This policy does not apply to prohibit OpCap Advisors from publicly distributing non-material or non-specific and/or summary information about the Fund that may, for example, reflect on the quality or character of a Portfolio.


                        DETERMINATION OF NET ASSET VALUE

     Shares of the Portfolios of the Fund are sold in a continuous offering to variable accounts of participating life insurance companies to support their variable annuity and variable life insurance contracts ("Variable Contracts"). Net purchase payments under the Variable Contracts are placed in one or more subaccounts of the participating life insurance company's variable account, and the assets of each such subaccount are invested in the shares of the Portfolio corresponding to that subaccount. The variable accounts purchase and redeem shares of the Portfolios for their subaccounts at net asset value without sales or redemption charges.

     The net asset value per share of each of the Portfolios of the Fund is determined each day the New York Stock Exchange (the "NYSE") is open, at the close of the regular trading session of the NYSE that day, by dividing the value of the Portfolio's net assets by the number of shares outstanding. The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. It may also close on other days. Participating life insurance company variable accounts purchase and redeem shares of each Portfolio at the Portfolio's net asset value per share determined after receipt of the order for purchase or redemption.


     Securities listed on a national securities exchange or designated national market system securities are valued at the last reported sale price on that day, or, if there has been no sale on such day or on the previous day on which the Exchange was open (if a week has not elapsed between such days), then the value of such security is taken to be the reported bid price at the time as of which the value is being ascertained. Securities actively traded on Nasdaq are valued at the Nasdaq Official Closing Price (the "NOCP", generally 5:15 p.m. Eastern Standard Time). Securities actively traded in an over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Any securities or other assets for which current market quotations are not readily available or may be unreliable because of events occurring after the close of trading are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. The value of a foreign security is determined in its national currency and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect on the date of valuation.

     The Fund's Board of Trustees has approved the use of nationally recognized bond pricing services for the valuation of each Portfolio's debt securities. The service selected by the Investment Adviser creates and maintains price matrices of U.S. government and other securities from which individual holdings are valued shortly after the close of business each trading day. Debt securities not covered by the pricing service are valued based upon bid prices obtained from dealers who maintain an active market therein or, if no readily available market quotations are available from dealers, such securities (including restricted securities and OTC options) are valued at fair value under the Board of Trustees' procedures. Short-term (having a remaining maturity of more than 60 days) debt securities are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term (having a maturity of 60 days or less) debt securities are valued at amortized cost or value.


     Puts and calls are valued at the last sales price therefor or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Portfolio writes a call, an amount equal to the premium received is included in the Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Portfolio is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Portfolio expires on its stipulated expiration date the Portfolio will realize a gain equal to the amount of the premium received. If a Portfolio enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Portfolio is exercised by it, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Portfolio.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The dividend policies of the Portfolios are discussed in the Prospectus. In computing interest income, these Portfolios will accrete any discount or amortize any premium resulting from the purchase of debt securities except for mortgage or other receivables-backed obligations subject to monthly payment of principal and interest.

     CAPITAL GAINS AND LOSSES. Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months, regardless of how long you have held your shares. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

     SOURCES OF GROSS INCOME. To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year, a Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies.


     DIVERSIFICATION OF ASSETS. To qualify for treatment as a regulated investment company, a Portfolio must also satisfy certain requirements with respect to the diversification of its assets:

A Portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities which in respect of any one issuer, do not represent more than 5% of the value of the assets of the Portfolio nor more than 10% of the voting securities of that Portfolio's assets may be invested in securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of a Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will generally be the underlying borrower. However, in cases where the Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. A Portfolio's investments in U.S. government securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the 1940 Act.

     Because the Fund is established as an investment medium for variable annuity contracts and variable life insurance contracts, Section 817(h) of the Code imposes additional diversification requirements on each Portfolio. These requirements generally are that no more than 55% of the value of the assets of a Portfolio may be represented by any one investment; no more than 70% by any two investments; not more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each U.S. government agency or instrumentality is treated as a separate issuer.


                              FINANCIAL STATEMENTS


     The financial statements for the fiscal year ended December 31, 2003 are incorporated herein by reference to the Fund's Annual Report dated December 31, 2003.


                             ADDITIONAL INFORMATION

     DESCRIPTION OF THE TRUST. The Fund was formed under the laws of Massachusetts as a business trust on May 12, 1994 under the name Quest for Value Asset Builder Trust and is an open-end, diversified management investment company. The name of the Fund was changed to Quest for Value Accumulation Trust and then to OCC Accumulation Trust. Most recently, on March 13, 2003, the name of the Fund was changed to PIMCO Advisors VIT. It is not contemplated that share certificates will be issued or regular annual meetings of the shareholders will be held. The Fund will provide without charge to any shareholder, upon request to the Secretary at the Fund's principal office, (a) a full statement of the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption of the shares of beneficial interest of each series which the Fund is authorized to issue, (b) the differences in the relative rights and preferences between the shares of each series to the extent they have been set, and (c) the authority of the Board of Trustees to set the reliable rights and preferences of subsequent series. Shareholders have the right, upon the declaration in writing or vote of a majority of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon written request of the record holders (for at least six months) of 10% of its outstanding shares. In addition, 10 shareholders holding the lesser of $25,000 or 1% of the Fund's outstanding shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

     The Declaration of Trust contains an express disclaimer of shareholder liability for the Fund's obligations, and provides that the Fund shall indemnify any shareholder who is held personally liable for the obligations of the Fund. It also provides that the Fund shall assume, upon request, the defense of any claim made against any shareholder for any act or obligation of the Fund and shall satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust (such as the Fund) to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to the relatively remote circumstance in which the Fund itself would be unable to meet the obligations described above.

     POSSIBLE ADDITIONAL PORTFOLIO SERIES. If additional Portfolios are created by the Board of Trustees, shares of each such Portfolio will be entitled to vote as a class only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees. Income and operating expenses would be allocated fairly among two or more Portfolios by the Board of Trustees.

     Under Rule 18f-2 of the 1940 Act, any matter required to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of independent accountants. The Rule contains special provisions for cases in which an advisory agreement is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     DISTRIBUTION AGREEMENT. Under the Distribution Agreement between each Portfolio and the Distributor, the Distributor acts as the Portfolio's agent in the continuous public offering of its shares. Expenses normally attributed to sales, including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders, are borne by the Distributor.


     INDEPENDENT AUDITORS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas,

New York, New York 10036 serves as independent auditors of the Fund; their services include auditing the annual financial statements of each Portfolio as well as other related services.

     DESCRIPTION OF BENCHMARKS. The Portfolios provide total returns for certain periods compared to a broad measure of market performance, which include but are not limited to, recognized indices such as the S&P 500 Index, S&P Mid Cap Index, the Wilshire 750 Mid Cap Index, the Russell Mid Cap Index, Dow Jones Industrial Average, Consumer Price Index, EAFE Index, Russell 2000 Index, the Morgan Stanley Capital International (MSCI) World Index, the Lehman Brothers US Government Bond Index and the Merrill Lynch Corporate Bond Master Index. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Wilshire 750 MidCap Index measures large stocks. This index is a subset of the Wilshire 5000. It represents a market capitalization-weighted portfolio of the largest 750 stocks in the Wilshire 5000 at June 30 of each year. The Russell 2000 Value Index is an unmanaged index that measures performance of certain securities found in the Russell universe with low price-to-book and earnings ratio. The Russell MidCap Value Index is an unmanaged index that measures the performance of the securities found in the Russell Midcap universe, with lower price-to-book ratios and lower forecasted growth values. The MSCI World Index is an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The Lehman Brothers Government Bond Index is made up of the Treasury Bond Index and the Agency Bond Index as well as the 1-3 Year Government Index and the 20+ Year Treasury Index. The Merrill Lynch Corporate Master Bond Index consists of U.S. $-denominated investment grade corporate public debt issued in the U.S. domestic bond market, which have at least one year remaining to maturity.

                                                                      Appendix A

                    PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

                      PROXY VOTING POLICIES AND PROCEDURES

The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").(1) PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients.(2) These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of

--------
(1) These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. SEE PROXY VOTING BY INVESTMENT ADVISERS, IA Release No. 2106 (January 31, 2003).

(2) These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

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

the Securities and Exchange Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.(1)

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.(2)

Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

GENERAL STATEMENTS OF POLICY

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:
(1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

CONFLICTS OF INTEREST

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

     1.   convening an ad-hoc committee to assess and resolve the conflict;(3)

     2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

     3. voting the proxy in accordance with the recommendation of an independent

----------
(1) Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

(2) For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

(3) Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

          third-party service provider;

     4. suggesting that the client engage another party to determine how the proxies should be voted;

     5.   delegating the vote to an independent third-party service provider; or

     6. voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (E.G., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO RECORD KEEPING

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

REVIEW AND OVERSIGHT

PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

     1. TRANSMIT PROXY TO PIMCO. IMS West will forward to PIMCO's Middle Office Group each proxy received from registered owners of record (E.G., custodian bank or other third party service providers).

     2. CONFLICTS OF INTEREST. PIMCO's Middle Office Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to the appropriate portfolio manager for consideration. However, if a conflict does exist, PIMCO's Middle Office Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

     3. VOTE. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

     4. REVIEW. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

     5. TRANSMITTAL TO THIRD PARTIES. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

     6. INFORMATION BARRIERS. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

CATEGORIES OF PROXY VOTING ISSUES

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

     BOARD OF DIRECTORS

     1. INDEPENDENCE. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

     2. DIRECTOR TENURE AND RETIREMENT. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

     3. NOMINATIONS IN ELECTIONS. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board;
          (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

     4. SEPARATION OF CHAIRMAN AND CEO POSITIONS. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

     5. D&O INDEMNIFICATION AND LIABILITY PROTECTION. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (E.G. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

     6. STOCK OWNERSHIP. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors:
          (i) the benefits of additional vested interest in the issuer's stock;
          (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

     PROXY CONTESTS AND PROXY CONTEST DEFENSES

     1. CONTESTED DIRECTOR NOMINATIONS. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:
(i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

     2. REIMBURSEMENT FOR PROXY SOLICITATION EXPENSES. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses:
(i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

     3. ABILITY TO ALTER THE SIZE OF THE BOARD BY SHAREHOLDERS. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

     4. ABILITY TO REMOVE DIRECTORS BY SHAREHOLDERS. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

     5. CUMULATIVE VOTING. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

     6. SUPERMAJORITY SHAREHOLDER REQUIREMENTS. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

     TENDER OFFER DEFENSES

     1. CLASSIFIED BOARDS. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

     2. POISON PILLS. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

     3. FAIR PRICE PROVISIONS. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (E.G., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

     CAPITAL STRUCTURE

     1. STOCK AUTHORIZATIONS. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

     2. ISSUANCE OF PREFERRED STOCK. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

     3. STOCK SPLITS. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

     4. REVERSED STOCK SPLITS. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

     EXECUTIVE AND DIRECTOR COMPENSATION

     1. STOCK OPTION PLANS. PIMCO MAY CONSIDER THE FOLLOWING FACTORS WHEN VOTING ON STOCK OPTION PLANS: (i) WHETHER THE STOCK OPTION PLAN EXPRESSLY PERMITS THE REPRICING OF OPTIONS; (ii) WHETHER THE PLAN COULD RESULT IN EARNINGS DILUTION OF GREATER THAN A SPECIFIED PERCENTAGE OF SHARES OUTSTANDING; (III) WHETHER THE PLAN HAS AN OPTION EXERCISE PRICE BELOW THE MARKET PRICE ON THE DAY OF THE GRANT; (iv) WHETHER THE PROPOSAL RELATES TO AN AMENDMENT TO EXTEND THE TERM OF OPTIONS FOR PERSONS LEAVING THE FIRM VOLUNTARILY OR FOR CAUSE; AND (v) WHETHER THE STOCK OPTION PLAN HAS CERTAIN OTHER EMBEDDED FEATURES.

     2. DIRECTOR COMPENSATION. PIMCO MAY CONSIDER THE FOLLOWING FACTORS WHEN VOTING ON DIRECTOR COMPENSATION: (i) WHETHER DIRECTOR SHARES ARE AT THE SAME MARKET RISK AS THOSE OF THE ISSUER'S SHAREHOLDERS; AND (II) HOW STOCK OPTION PROGRAMS FOR OUTSIDE DIRECTORS COMPARE WITH THE STANDARDS OF INTERNAL STOCK OPTION PROGRAMS.

     3. GOLDEN AND TIN PARACHUTES. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

     STATE OF INCORPORATION

     STATE TAKEOVER STATUTES. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

     MERGERS AND RESTRUCTURINGS

     1. MERGERS AND ACQUISITIONS. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price;
(iii) prospects of the combined companies; (iv) how the deal was negotiated; and
(v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

     2. CORPORATE RESTRUCTURINGS. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

     INVESTMENT COMPANY PROXIES

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (E.G., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client;
(ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

     1. ELECTION OF DIRECTORS OR TRUSTEES. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and
(iv) the fund's performance.

     2. CONVERTING CLOSED-END FUND TO OPEN-END FUND. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

     3. PROXY CONTESTS. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

     4. INVESTMENT ADVISORY AGREEMENTS. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective;
(iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

     5. POLICIES ESTABLISHED IN ACCORDANCE WITH THE 1940 ACT. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

     6. CHANGING A FUNDAMENTAL RESTRICTION TO A NON-FUNDAMENTAL RESTRICTION. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

     7. DISTRIBUTION AGREEMENTS. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

     8. NAMES RULE PROPOSALS. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

     9. DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

     10. CHANGES TO CHARTER DOCUMENTS. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

     11. CHANGING THE DOMICILE OF A FUND. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

     12. CHANGE IN FUND'S SUBCLASSIFICATION. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

     DISTRESSED AND DEFAULTED SECURITIES

     1. WAIVERS AND CONSENTS. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

     2. VOTING ON CHAPTER 11 PLANS OF LIQUIDATION OR REORGANIZATION. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

     MISCELLANEOUS PROVISIONS

     1. SUCH OTHER BUSINESS. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

     2. EQUAL ACCESS. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

     3. CHARITABLE CONTRIBUTIONS. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

     4. SPECIAL INTEREST ISSUES. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                                    * * * * *

PEA CAPITAL LLC

Proxy Voting Policy and Procedures

VERSION 1.2 - EFFECTIVE AUGUST 1, 2003

Allianz Dresdner Asset Management of America L.P.

ADAM Proxy Voting Policy and Procedures

GENERAL POLICY

Allianz Dresdner Asset Management of America L.P. and its subsidiaries (collectively, "ADAM Advisers") vote proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. When voting proxies, ADAM Advisers' primary objective is to make voting decisions solely in the best interests of its clients. ADAM Advisers will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby an ADAM Adviser has authority to vote its client's proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

The general policy contains the following standards for each ADAM Adviser:

     -    Exercising responsibility for voting decisions

     - Obligation to vote must be clearly established based on written guidelines

     -    Resolving conflicts of interest

     -    Making appropriate disclosures to clients

     -    Creating and maintaining appropriate records

     -    Providing clients access to voting records

     -    Outsourcing the proxy voting administrative process

RESPONSIBILITY FOR VOTING DECISIONS

CHIEF INVESTMENT OFFICER

Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of the Chief Investment Officer of the ADAM Adviser to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any. In order to ensure that this obligation is carried out, the Chief Investment Officer of each ADAM Adviser (or line of business, if appropriate) shall designate an employee or a committee to be responsible for all aspects of the exercise of shareholder rights (the "Proxy Committee").

PROXY COMMITTEE

The Proxy Committee shall be governed by this policy and will perform the following duties:

     - Execute or engage a third party service provider to vote proxies in accordance with the Company's guidelines;

     - Document, in the form of a report, the resolution of any conflicts of interest between the ADAM Adviser and its clients, and provide or make available, adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients;

     - Approve and monitor the outsourcing of voting obligations to third-parties; and

     - Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Proxy Committee shall review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

OBLIGATION TO VOTE MUST BE CLEARLY ESTABLISHED

When an investment management or client relationship is established, the obligation of the ADAM Adviser to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities.

ADAM Adviser's obligation with respect to voting rights should be explicitly identified in each client Investment Advisory Agreement. A specific clause in the agreement should explain the rights of each party as well as identify if any Proxy Voting Service is used.

VOTING PROXIES

WRITTEN VOTING GUIDELINES

Each ADAM Adviser must establish general voting guidelines for recurring proposals ("Voting Guidelines"). (See Appendix No. 3 for reference.)

FLEXIBILITY

The Voting Guidelines should address routine as well as significant matters commonly encountered. The Voting Guidelines should permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

COST-BENEFIT ANALYSIS INVOLVING VOTING PROXIES

An ADAM Adviser shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, an ADAM Adviser may refrain from voting a proxy on behalf of its clients' accounts.

In addition, an ADAM Adviser may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the ADAM Advisers' ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

RESOLVING CONFLICTS OF INTEREST

An ADAM Adviser may have conflicts that can affect how it votes its clients' proxies. For example, the ADAM Adviser may manage a pension plan whose management is sponsoring a proxy proposal. An ADAM Adviser may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, the ADAM Adviser may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interests of the client affected by the shareholder right. For this reason, ADAM Advisers shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to prevent potential conflicts between ADAM affiliates and ADAM group companies, all ADAM Advisers maintain separate and distinct investment decision-making processes, including proposed or actual actions with respect to corporate governance matters affecting portfolio holdings. All ADAM Advisers have implemented procedures to prevent the sharing of business and investment decision objectives, including Proxy Voting decisions.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of each ADAM Adviser shall designate an employee or a proxy committee to be responsible for addressing how the ADAM Adviser resolves such material conflicts of interest with its clients.

MAKING APPROPRIATE DISCLOSURES TO CLIENTS

ADAM Advisers shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement (See Appendix No. 1). The delivery of this statement can be made in Part II of Form ADV or under separate cover. In the initial year of adoption of this policy, a letter should accompany Form ADV that advises clients of the new disclosure. (See Appendix No. 2 for a sample letter).

CREATING AND MAINTAINING APPROPRIATE RECORDS

RECORDKEEPING REQUIREMENTS

In keeping with applicable law(1), ADAM Advisers' recordkeeping requirements are as follows:

     -    Copies of the ADAM Advisers Proxy Voting Policy and Procedures;

     - Copies or records of each proxy statement received with respect to clients' securities for whom an ADAM Adviser exercises voting authority; Records of votes cast on behalf of clients;

     - Records of each vote cast as well as certain records pertaining to the ADAM Adviser's decision on the vote;

     -    Records of written client request for proxy voting information;

Records of written responses from the ADAM Adviser to either written or oral client request;

RETENTION OF RECORDS

Records are kept for at least six years following the date that the vote was cast. An ADAM Adviser may maintain the records electronically. Third party service providers may be used to maintain proxy statements and proxy votes.

PROVIDING CLIENTS ACCESS TO VOTING RECORDS

ACCESS BY CLIENTS

Generally, clients of an ADAM Adviser have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds managed by an ADAM Adviser shall have such access to voting records pursuant to the governing documents of the commingled fund.

ACCESS BY THIRD PARTIES

Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

OUTSOURCING THE PROXY VOTING PROCESS

To assist in the proxy voting process, an ADAM Adviser may retain an independent third party service provider to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to an ADAM Adviser should offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.


----------
Endnotes

(1) SEC rule 206(4)-6 [17CFR 275.206(4)-6] and amendments to rule 204-2 [17-CFR
275.204-2] under the Investment Advisers Act of 1940 [15 U.S.C. 80b] ("Advisers Act" or "Act")

[ALLIANZ DRESDNER ASSET MANAGEMENT LOGO]

                                 APPENDIX NO. 1

                           PART II FORM ADV DISCLOSURE

GENERAL PROXY VOTING POLICY

PEA Capital LLC (the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

The Company has adopted written Proxy Policy Guidelines and Procedures (the "Proxy Guidelines") that are reasonably designed to ensure that the Company is voting in the best interest of its clients. The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, the Company may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in the Company's handling of proxy voting responsibilities.

CONFLICTS OF INTEREST

The Company may have conflicts of interest that can affect how it votes its clients' proxies. For example, the Company or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which the Company votes its clients' proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of the Company may designate an employee or a proxy committee to be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

To obtain a copy of the Policy Guidelines or to obtain information on how your account's securities were voted, please contact your account representative.

[ALLIANZ DRESDNER ASSET MANAGEMENT LOGO]

                                 APPENDIX NO. 2

            SAMPLE LETTER TO ACCOMPANY PROXY VOTING POLICY STATEMENT

INSERT: DATE


INSERT: CLIENT NAME AND ADDRESS


REFERENCE: PROXY VOTING POLICY AND PROCEDURE


Dear Client:

On January 31, 2003 the SEC adopted a new rule 206(4)-6, "Proxy Voting" under the Investment Advisers Act of 1940. The new rule is designed to prevent material conflicts of interest from affecting the manner in which advisers vote its clients' proxies. The new rule requires SEC-registered investment advisers that have authority to vote clients' proxies to adopt written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including procedures to address any material conflict that may arise between the interest of the adviser and its clients. The adviser must describe these policies and procedures to clients upon their request, and disclose to clients how they can obtain information from the adviser about how the adviser has voted their proxies.

In keeping with the disclosure requirements of the new SEC rule we are enclosing a copy of the Company's most recent Form ADV Part II, which includes a description of the Company's Proxy Voting procedures in the form of a General Proxy Voting Policy Statement.

Should you have any questions, please do not hesitate to contact me at INSERT PHONE #.


Sincerely,

                                 APPENDIX NO. 3
                                   PEA CAPITAL
                             PROXY VOTING GUIDELINES

TABLE OF CONTENTS



PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
MANAGEMENT PROPOSALS

AUDITOR RELATED                                                                5
101.      Ratification of Auditors
102.      Auditor Indemnification

BOARD OF DIRECTORS                                                             5
201.      Election of Board of Directors
202.      Board Independence
203.      Changes in Board Size
204.      Cumulative Voting
205.      Director Duties and Stakeholder Laws
206.      Director Indemnification and Liability Protection
207.      Key Committee Composition

COMPENSATION RELATED                                                           6
301.      Employee Stock Ownership Plans (ESOP)
302.      Executive/Director/Outside Director Stock Option Plans
303.      401k Employee Benefit Plans
304.      Golden Parachutes
305.      Director Fees
306.      Pension Fund Credits

CAPITAL STRUCTURE                                                              7
401.      Authorization of Additional Common Stock
402.      Authorization of Additional Preferred Stock
403.      Issuance of Additional Debt
404.      Reduction of Shares
405.      Share Repurchase Programs
406.      Preemptive Rights
407.      Adjustments to Par Value of Common Stock
408.      Debt Restructurings

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
MANAGEMENT PROPOSALS

CORPORATE TRANSACTIONS                                                         8
501.      Mergers and Acquisitions
502.      Asset Sales
503.      Changing Corporate Name
504.      Corporate Restructurings
505.      Liquidations
506.      Spin-Offs

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS                                   9
601.      Greenmail
602.      Poison Pills
603.      Supermajority Shareholder Vote Requirements
604.      Classified Boards
605.      Fair Price Provisions
606.      Unequal Voting Rights
607.      Reincorporation/Exemption from Takeover Laws

OTHER                                                                         10
901.      Annual Meetings
902.      Confidential Voting, Independent Tabulations and Inspections
903.      Disgorgement Provisions
904.      Mutual Fund Issues
905.      Share-Blocking
906.      Shares Out on Loan

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
SHAREHOLDER PROPOSALS

AUDITOR RELATED                                                               12
SP-101.   Ratification of Auditors
SP-102.   Independence of Auditors
SP-103.   Audit Firm Rotation

BOARD OF DIRECTORS                                                            12
SP-201.   Minimum Director Stock Ownership
SP-202.   Board Independence
SP-203.   Age Limits
SP-204.   Cumulative Voting
SP-205.   Director Duties and Stakeholder Laws
SP-206.   Director Attendance at Annual Meetings
SP-207.   Key Committee Composition
SP-208.   Limit Director Tenure

COMPENSATION RELATED                                                          13
SP-301.   Holding Periods
SP-302.   Future Stock Option Awards
SP-303.   Accounting Treatment of Stock Option Awards
SP-304.   Golden Parachutes
SP-305.   Limits on Executive and Director Compensation
SP-306.   Requests for Additional Disclosure of Executive Compensation
SP-307.   Reports on Executive Retirement Benefits

CAPITAL STRUCTURE                                                             13
SP-401.   Preemptive Rights
SP-402.   Authorization of Blank Check Preferred Stock

CORPORATE TRANSACTIONS                                                        14
SP-501.   Rights of Appraisal

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS                                  14
SP-601.   Greenmail
SP-602.   Poison Pills
SP-603.   Supermajority Shareholder Vote Requirements
SP-604.   Classified Boards
SP-605.   Fair Price Provisions
SP-606.   Equal Access
SP-607.   Reincorporation/Exemption from Takeover Laws

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
SHAREHOLDER PROPOSALS

PROXY CONTEST DEFENSES                                                        14
SP-701.   Shareholders' Right to Call Special Meetings
SP-702.   Shareholder Action by Written Consent
SP-703.   Shareholders' Ability to Remove or Elect Directors

SOCIAL AND ENVIRONMENTAL ISSUES                                               15
SP-801.   Environmental Issues / CERES Principles
SP-802.   Northern Ireland (MacBride Principles)
SP-803.   South Africa (Statement of Principles)
SP-804.   Other Political/Social/Special Interest Issues

OTHER                                                                         15
SP-901.   Annual Meetings
SP-902.   Confidential Voting, Independent Tabulations and Inspections
SP-903.   Abstention Votes
SP-904.   Existing Dual Class Companies
SP-905.   Special Reports/Additional Disclosure
SP-906.   Lack of Information
SP-907.   Shareholder Advisory Committee

GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS

PEA CAPITAL ("PEA") WILL GENERALLY VOTE ON MANAGEMENT PROPOSALS AS FOLLOWS:

AUDITOR RELATED

101. RATIFICATION OF AUDITORS: PEA will generally vote for management proposals to ratify the selection of auditors unless:

     -    The audit firm is not independent in fact or appearance;
     - The audit firm has rendered an opinion that is publicly known to not be an indication of the company's true financial position; or
     - There are significant doubts that have been publicly raised regarding the audit firm's integrity or objectivity.

102. AUDITOR INDEMNIFICATION: PEA will generally vote against management proposals to indemnify the auditors.

BOARD OF DIRECTORS

201. ELECTION OF BOARD OF DIRECTORS: PEA will generally vote with management for the routine election of directors unless:

     a. There are clear concerns due to the company having displayed a record of poor performance;
     b. The board fails to meet minimum corporate governance standards (e.g., performance-based executive compensation, board independence, takeover activity); or
     c.   Criminal activity by the board or a particular board nominee.

202. BOARD INDEPENDENCE: PEA will generally vote for management proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

203. CHANGES IN BOARD SIZE: PEA will generally vote for management proposals that seek to fix board size and will generally vote against management proposals that give management the ability to change the size of the board without shareholder approval.

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204. CUMULATIVE VOTING: PEA will generally vote on a case-by-case basis for management proposals regarding cumulative voting.

205. DIRECTOR DUTIES AND STAKEHOLDER LAWS: PEA will generally vote against management proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

206. DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION: PEA will generally vote in favor of management proposals to limit Directors' liability and to broaden their indemnification.

     PEA will generally vote against management proposals that would broaden the Directors' indemnification that would cover acts of absolute negligence or proposals that would cover expenses for monetary damages of directors and officers that violate the duty of care standard.

207. KEY COMMITTEE COMPOSITION: PEA will generally vote for management proposals that require all members of the compensation and nominating committees to be comprised of independent or unaffiliated directors.

COMPENSATION RELATED

301. EMPLOYEE STOCK OWNERSHIP PLANS (ESOP): PEA will generally vote for management proposals to establish ESOPs or increase authorized shares for existing ESOP's provided that the following criteria are met:

     a.   The purchase price is at least 85% of fair market value;
     b.   The offering period is 27 months or less;
     c.   Voting power dilution is no more than 10%.

302. EXECUTIVE/DIRECTOR/OUTSIDE DIRECTOR STOCK OPTION PLANS: PEA will evaluate management stock option plan proposals on a case-by-case basis. When reviewing such compensation plans, PEA will generally consider the following criteria:

     a.   That the dilution of existing shares is no more than 5%;
     b.   That the stock option plan is incentive-based;
     c. That the stock option plan does not allow for discounted stock options;
     d. For mature companies, that the stock option plan does not constitute more than 5% of the outstanding shares at the time of approval;
     e. For growth companies, that the stock option plan does not constitute more than 10% of the outstanding shares at the time of approval.

303. 401k EMPLOYEE BENEFIT PLANS: PEA will generally vote for management proposals to implement a 401(k) savings plan for its employees.

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304. GOLDEN PARACHUTES: PEA will generally vote for management proposals that require shareholder approval of golden parachutes and will vote for management proposals to limit golden parachutes.

305. DIRECTOR FEES: PEA will generally vote for management proposals to award directors fees unless the amounts are excessive relative to similar industries and country.

306. PENSION FUND CREDITS: PEA will generally vote against management proposals that include pension fund credits in earnings when determining executive compensation.

CAPITAL STRUCTURE

401. AUTHORIZATION OF ADDITIONAL COMMON STOCK: PEA will generally vote for management proposals to increase the authorization of common stock if a clear and legitimate business purpose is stated and the increase in authorization does not exceed 100% of shares currently authorized. PEA will generally vote against management proposals to increase the authorized common stock if it will carry preemptive rights or supervoting rights.

     PEA will generally vote for management proposals to increase common share authorization for a stock split as long as authorized shares following the split do not exceed 100% of existing authorized shares.

402. AUTHORIZATION OF ADDITIONAL PREFERRED STOCK: PEA will generally vote for management proposals to create a new class of preferred stock or for proposals to allow for the issuance of additional shares of preferred stock unless:

     a.   The proposal is for the issuance of blank check preferred stock;
     b. The issuance of preferred stock is greater than 50% of current issued capital;
     c. The newly created preferred stock would have unspecified rights, i.e. voting, conversion, dividend distribution rights;
     d. The additional preferred shares will be used as part of a takeover defense.

403. ISSUANCE OF ADDITIONAL DEBT: PEA will generally vote for management proposals to issue additional debt provided that the company's debt-to-equity ratio is between zero and one hundred percent.

     PEA will evaluate proposals on a case-by-case basis where the debt-to-equity ratio is greater than one hundred percent and will use comparisons to similar industry standards.

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404. REDUCTION OF SHARES: PEA will generally vote for management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stocks, provided that such proposals offer a clear and legitimate business purpose.

     PEA will generally vote for management proposals to implement a reverse stock split provided that management proportionately reduces the authorized shares that are in the corporate charter.

405. SHARE REPURCHASE PROGRAMS: PEA will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

406. PREEMPTIVE RIGHTS: PEA will generally vote for management proposals to eliminate preemptive rights.

407. ADJUSTMENTS TO PAR VALUE OF COMMON STOCK: PEA will generally vote for management proposals to reduce the par value of common stock.

408. DEBT RESTRUCTURINGS: PEA will evaluate debt restructuring management proposals (involving additional common and/or preferred share issuances) on a case-by-case basis. PEA will generally consider the following criteria:

     a.   Reasonableness of the dilution;
     b. The impact that the restructuring and determining if it will be beneficial to existing shareholders;
     c.   The threat of bankruptcy.

CORPORATE TRANSACTIONS

501. MERGERS AND ACQUISITIONS: PEA will evaluate merger and acquisition management proposals on a case-by-case basis. PEA will generally consider the following factors:

     a.   Anticipated financial and operating benefits;
     b.   Offer price (cost vs. premium);
     c.   Prospects of the combined companies;
     d.   How the deal was negotiated:
     e. Changes in corporate governance and their impact on shareholder rights;
     f.   Corporate restructuring;
     g.   Spin-offs;
     h.   Asset sales;
     i.   Liquidations;
     j.   Rights of appraisal.

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502. ASSET SALES: PEA will evaluate asset sale management proposals on a case-by-case basis by generally assessing the impact on the balance sheet / working capital and value received for the asset.

503. CHANGING CORPORATE NAME: PEA will generally vote for management proposals regarding corporate name changes.

504. CORPORATE RESTRUCTURINGS: PEA will evaluate corporate restructuring management proposals on a case-by-case basis which would include minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

505. LIQUIDATIONS: PEA will evaluate liquidation proposals by management on a case-by-case basis and will review management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

506. SPIN-OFFS: PEA will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

601. GREENMAIL: PEA will generally vote for management proposals to prohibit payment of greenmail, defined as the practice of repurchasing shares from a bidder at an above-market price in exchange for the bidder's agreement not to acquire the target company. PEA will generally vote against management proposals to adopt anti-takeover greenmail provisions.

602. POISON PILLS: A poison pill is a strategic move by a takeover-target to make its stock less attractive. A target company with a "pill" (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs.

     PEA will evaluate poison pill management proposals on a case-by-case basis by considering the following factors:

     a.   Best interest of the existing shareholders;
     b.   The current salaries of the target companies' officers;
     c.   Repurchase price for the shares by the target company;
     d.   Amount of cash invested in target company;
     e.   Percentage of ownership by target company management;
     f.   Perks for target company senior management;
     g.   Attitude toward tax deferral benefiting target company management;

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     h.   Target company's employee expenses.

     PEA will generally vote for management proposals to require shareholder ratification of poison pills or that request the board of directors to redeem poison pills.

603. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS: PEA will generally vote for management proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions or other business combinations and will generally vote against management proposals to require a supermajority vote on such matters.

604. CLASSIFIED BOARDS: PEA will generally vote for management proposals to eliminate a classified board of directors and will generally vote against management proposals to classify the board.

605. FAIR PRICE PROVISIONS: PEA will generally vote for management proposals to adopt or amend fair price provisions provided that the proposal does not include a shareholder vote requirement that exceeds the majority of disinterested shares.

606. UNEQUAL VOTING RIGHTS: PEA will generally vote against management proposals for dual class exchange offers and dual class recapitalizations.

607. REINCORPORATION/EXEMPTION FROM TAKEOVER LAWS: On a case-by-case basis, PEA will evaluate management proposals to opt out of state/country takeover laws and management proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

OTHER

901. ANNUAL MEETINGS: PEA will generally vote for management proposals that relate to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting".

902. CONFIDENTIAL VOTING, INDEPENDENT TABULATIONS AND INSPECTIONS: PEA will generally vote for management proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. PEA will generally vote against management proposals to repeal such provisions.

903. DISGORGEMENT PROVISIONS: Disgorgement provisions stipulate that an acquirer pay back profits from the sale of stock purchased two years prior to achieving control status. PEA will evaluate proposals to opt out of such provisions on a case-by-case basis.

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904. MUTUAL FUND ISSUES: PEA will evaluate the following mutual fund issues on a case-by-case basis:

     a.   Approve the merger of the funds;
     b.   Approve investment advisory agreement;
     c.   Change in fundamental investment policy;
     d.   Approve/amend sub-advisory agreement;
     e.   Approve conversion from closed-end to open-end fund.

905. SHARE-BLOCKING: PEA will generally not vote proxies in countries where there is "share-blocking."

906. SHARES OUT ON LOAN: Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

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GUIDELINES FOR VOTING ON SHAREHOLDER PROPOSALS

PEA WILL GENERALLY VOTE ON SHAREHOLDER PROPOSALS AS FOLLOWS:

AUDITOR RELATED

SP-101. RATIFICATION OF AUDITORS: PEA will generally vote for shareholder proposals to require shareholder ratification of auditors.

SP-102. INDEPENDENCE OF AUDITORS: PEA will generally vote against shareholder proposals with respect to prohibiting auditors from engaging in non-audit services.

SP-103. AUDIT FIRM ROTATION: PEA will generally vote against shareholder proposals asking for audit firm rotation.

BOARD OF DIRECTORS

SP-201. MINIMUM DIRECTOR STOCK OWNERSHIP: PEA will generally vote against shareholder proposals requiring directors to own a certain number of shares in order to qualify as a director or to remain on the board.

SP-202. BOARD INDEPENDENCE: PEA will generally vote for shareholder proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

SP-203. AGE LIMITS: PEA will generally vote against shareholder proposals to impose a mandatory retirement age for directors.

SP-204. CUMULATIVE VOTING: PEA will evaluate shareholder proposals regarding cumulative voting on a case-by-case basis.

SP-205. DIRECTOR DUTIES AND STAKEHOLDER LAWS: PEA will generally vote against shareholder proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

SP-206. DIRECTOR ATTENDANCE AT ANNUAL MEETINGS: PEA will generally vote against shareholder proposals for mandatory director attendance at the annual shareholder meeting.

SP-207. KEY COMMITTEE COMPOSITION: PEA will generally vote for shareholder proposals that require all members of the compensation and nominating committees be comprised of independent or unaffiliated directors.

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SP-208. LIMIT DIRECTOR TENURE: PEA will generally vote against shareholder proposals to limit the tenure of outside directors.

COMPENSATION RELATED

SP-301. HOLDING PERIODS: PEA will generally vote against shareholder proposals that require companies to adopt full tenure stock holding periods for executives.

SP-302. FUTURE STOCK OPTION AWARDS: PEA will generally vote against shareholder proposals to ban future stock option grants to executives.

SP-303. ACCOUNTING TREATMENT OF STOCK OPTION AWARDS: PEA will generally vote for shareholder proposals requesting that stock options be expensed.

SP-304. GOLDEN PARACHUTES: PEA will generally vote for shareholder proposals to require shareholder approval of golden parachutes and will vote against shareholder proposals that would set limits on golden parachutes.

SP-305. LIMITS ON EXECUTIVE AND DIRECTOR COMPENSATION: PEA will generally vote against shareholder proposals to limit executive and director compensation.

SP-306. REQUESTS FOR ADDITIONAL DISCLOSURE OF EXECUTIVE COMPENSATION: PEA will generally vote against shareholder proposals that require additional disclosure for executive and director compensation above and beyond the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

SP-307. REPORTS ON EXECUTIVE RETIREMENT BENEFITS (DEFERRED COMPENSATION,
        SPLIT-DOLLAR LIFE INSURANCE, SERPS, AND PENSION BENEFITS): PEA will generally vote for shareholder proposals that require companies to report on their executive retirement benefits provided that any cost with such reporting is within reason.

CAPITAL STRUCTURE

SP-401. PREEMPTIVE RIGHTS: PEA will generally vote against shareholder proposals that seek preemptive rights.

SP-402. AUTHORIZATION OF BLANK CHECK PREFERRED STOCK: PEA will generally vote for shareholder proposals that require shareholder approval prior to the issuance of blank check preferred stock.

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CORPORATE TRANSACTIONS

SP-501. RIGHTS OF APPRAISAL: PEA will generally vote against shareholder proposals to provide rights of appraisal to dissenting shareholders.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

SP-601. GREENMAIL: PEA will generally vote for shareholder proposals to prohibit payment of greenmail.

SP-602. POISON PILLS: PEA will generally vote for shareholder proposals to require shareholder ratification of poison pills. PEA will generally vote on a case-by-case basis on shareholder proposals that request the board of directors to redeem poison pill provisions.

SP-603. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS: PEA will generally vote for shareholder proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions, and other business combinations.

SP-604. CLASSIFIED BOARDS: PEA will generally vote for shareholder proposals to repeal classified boards and elect all directors annually and will vote against shareholder proposals to classify the board.

SP-605. FAIR PRICE PROVISIONS: PEA will generally vote for shareholder proposals to adopt or lower the shareholder vote requirements with respect to existing fair price provisions.

SP-606. EQUAL ACCESS: PEA will generally vote for shareholder proposals to allow shareholders equal access to management's proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.

SP-607. REINCORPORATION/EXEMPTION FROM TAKEOVER LAWS: On a case-by-case basis,
        PEA will evaluate shareholder proposals to opt out of state/country takeover laws and shareholder proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

PROXY CONTEST DEFENSES

SP-701. SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS: PEA will generally vote against shareholder proposals to grant shareholders' the ability to call special meetings.

SP-702. SHAREHOLDER ACTION BY WRITTEN CONSENT: PEA will generally vote against shareholder proposals to permit shareholders to take action by written consent.

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SP-703. SHAREHOLDERS' ABILITY TO REMOVE OR ELECT DIRECTORS: PEA will generally vote against shareholder proposals to restore shareholder ability to remove directors with or without cause. PEA will generally vote against shareholder proposals that permit shareholders to elect directors to fill board vacancies.

SOCIAL AND ENVIRONMENTAL ISSUES

SP-801. ENVIRONMENTAL ISSUES / CERES PRINCIPLES: PEA will generally vote against shareholder proposals that request issuers to file the CERES principles.

SP-802. NORTHERN IRELAND (MacBRIDE PRINCIPLES): PEA will generally vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.

SP-803. SOUTH AFRICA (STATEMENT OF PRINCIPLES): PEA will generally vote against shareholder proposals that pertain to promoting the welfare of black employees within companies that operate in South Africa.

SP-804. OTHER POLITICAL/SOCIAL/SPECIAL INTEREST ISSUES: PEA will generally vote against shareholder proposals on restrictions that relate to social, political, or special interest issues (examples: nuclear power, Mexico, animal testing, tobacco industry, or equal employment opportunities) that may effect the operations and competitiveness of the issuer or which may have a significant financial impact to the shareholders.

OTHER

SP-901. ANNUAL MEETINGS: PEA will generally vote against shareholder proposals to change the time or place of annual meetings.

SP-902. CONFIDENTIAL VOTING, INDEPENDENT TABULATIONS AND INSPECTIONS: PEA will generally vote for shareholder proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. PEA will vote against shareholder proposals to repeal such provisions.

SP-903. ABSTENTION VOTES: PEA will generally vote for shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting unless required by state law.

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SP-904. EXISTING DUAL CLASS COMPANIES: PEA will generally vote against shareholder proposals asking for a report to shareholders on the financial impact of its dual class voting structure and will vote for shareholder proposals to submit a dual class voting structure to a shareholder vote.

SP-905. SPECIAL REPORTS/ADDITIONAL DISCLOSURE: PEA will generally vote against shareholder proposals that require disclosure reports on the impact of certain issues to the overall business if the issuer and the shareholders.

SP-906. LACK OF INFORMATION: PEA generally will vote against proposals if there is a lack of information to make an informed voting decision.

SP-907. SHAREHOLDER ADVISORY COMMITTEE: PEA will generally vote against shareholder proposals to establish shareholder advisory committees.

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

OpCap Advisors LLC

Proxy Voting Policy and Procedures

VERSION 1.2 - EFFECTIVE AUGUST 1, 2003

Allianz Dresdner Asset Management of America L.P.

ADAM Proxy Voting Policy and Procedures

GENERAL POLICY

Allianz Dresdner Asset Management of America L.P. and its subsidiaries (collectively, "ADAM Advisers") vote proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. When voting proxies, ADAM Advisers' primary objective is to make voting decisions solely in the best interests of its clients. ADAM Advisers will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby an ADAM Adviser has authority to vote its client's proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

The general policy contains the following standards for each ADAM Adviser:

     -    Exercising responsibility for voting decisions

     - Obligation to vote must be clearly established based on written guidelines

     -    Resolving conflicts of interest

     -    Making appropriate disclosures to clients

     -    Creating and maintaining appropriate records

     -    Providing clients access to voting records

     -    Outsourcing the proxy voting administrative process

RESPONSIBILITY FOR VOTING DECISIONS

CHIEF INVESTMENT OFFICER

Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of the Chief Investment Officer of the ADAM Adviser to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any. In order to ensure that this obligation is carried out, the Chief Investment Officer of each ADAM Adviser (or line of business, if appropriate) shall designate an employee or a committee to be responsible for all aspects of the exercise of shareholder rights (the "Proxy Committee").

PROXY COMMITTEE

The Proxy Committee shall be governed by this policy and will perform the following duties:

     - Execute or engage a third party service provider to vote proxies in accordance with the Company's guidelines;

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     -    Document, in the form of a report, the resolution of any conflicts of interest between the ADAM Adviser and its clients, and provide or make available, adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients;

     - Approve and monitor the outsourcing of voting obligations to third-parties; and

     - Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Proxy Committee shall review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

OBLIGATION TO VOTE MUST BE CLEARLY ESTABLISHED

When an investment management or client relationship is established, the obligation of the ADAM Adviser to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities.

ADAM Adviser's obligation with respect to voting rights should be explicitly identified in each client Investment Advisory Agreement. A specific clause in the agreement should explain the rights of each party as well as identify if any Proxy Voting Service is used.

VOTING PROXIES

WRITTEN VOTING GUIDELINES

Each ADAM Adviser must establish general voting guidelines for recurring proposals ("Voting Guidelines"). (See Appendix No. 3 for reference.)

FLEXIBILITY

The Voting Guidelines should address routine as well as significant matters commonly encountered. The Voting Guidelines should permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

COST-BENEFIT ANALYSIS INVOLVING VOTING PROXIES

An ADAM Adviser shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, an ADAM Adviser may refrain from voting a proxy on behalf of its clients' accounts.

In addition, an ADAM Adviser may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the ADAM Advisers' ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

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RESOLVING CONFLICTS OF INTEREST

An ADAM Adviser may have conflicts that can affect how it votes its clients' proxies. For example, the ADAM Adviser may manage a pension plan whose management is sponsoring a proxy proposal. An ADAM Adviser may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, the ADAM Adviser may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interests of the client affected by the shareholder right. For this reason, ADAM Advisers shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to prevent potential conflicts between ADAM affiliates and ADAM group companies, all ADAM Advisers maintain separate and distinct investment decision-making processes, including proposed or actual actions with respect to corporate governance matters affecting portfolio holdings. All ADAM Advisers have implemented procedures to prevent the sharing of business and investment decision objectives, including Proxy Voting decisions.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of each ADAM Adviser shall designate an employee or a proxy committee to be responsible for addressing how the ADAM Adviser resolves such material conflicts of interest with its clients.

MAKING APPROPRIATE DISCLOSURES TO CLIENTS

ADAM Advisers shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement (See Appendix No. 1). The delivery of this statement can be made in Part II of Form ADV or under separate cover. In the initial year of adoption of this policy, a letter should accompany Form ADV that advises clients of the new disclosure. (See Appendix No. 2 for a sample letter).

CREATING AND MAINTAINING APPROPRIATE RECORDS

RECORDKEEPING REQUIREMENTS

In keeping with applicable law(1), ADAM Advisers' recordkeeping requirements are as follows:

     -    Copies of the ADAM Advisers Proxy Voting Policy and Procedures;

     - Copies or records of each proxy statement received with respect to clients' securities for whom an ADAM Adviser exercises voting authority; Records of votes cast on behalf of clients;

     - Records of each vote cast as well as certain records pertaining to the ADAM Adviser's decision on the vote;

     -    Records of written client request for proxy voting information;

Records of written responses from the ADAM Adviser to either written or oral client request;

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RETENTION OF RECORDS

Records are kept for at least six years following the date that the vote was cast. An ADAM Adviser may maintain the records electronically. Third party service providers may be used to maintain proxy statements and proxy votes.

PROVIDING CLIENTS ACCESS TO VOTING RECORDS

ACCESS BY CLIENTS

Generally, clients of an ADAM Adviser have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds managed by an ADAM Adviser shall have such access to voting records pursuant to the governing documents of the commingled fund.

ACCESS BY THIRD PARTIES

Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

OUTSOURCING THE PROXY VOTING PROCESS

To assist in the proxy voting process, an ADAM Adviser may retain an independent third party service provider to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to an ADAM Adviser should offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.


----------
Endnotes

                                       21
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(1)  SEC rule 206(4)-6 [17CFR 275.206(4)-6] and amendments to rule 204-2 [17-CFR
     275.204-2] under the Investment Advisers Act of 1940 [15 U.S.C. 80b] ("Advisers Act" or "Act")

                                       22
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[ALLIANZ DRESDNER ASSET MANAGEMENT LOGO]

                                 APPENDIX NO. 1

                           PART II FORM ADV DISCLOSURE


GENERAL PROXY VOTING POLICY

OpCap Advisors LLC (the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

The Company has adopted written Proxy Policy Guidelines and Procedures (the "Proxy Guidelines") that are reasonably designed to ensure that the Company is voting in the best interest of its clients. The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, the Company may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in the Company's handling of proxy voting responsibilities.

CONFLICTS OF INTEREST

The Company may have conflicts of interest that can affect how it votes its clients' proxies. For example, the Company or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which the Company votes its clients' proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of the Company may designate an employee or a proxy committee to be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

To obtain a copy of the Policy Guidelines or to obtain information on how your account's securities were voted, please contact your account representative.

[ALLIANZ DRESDNER ASSET MANAGEMENT LOGO]

                                 APPENDIX NO. 2

            SAMPLE LETTER TO ACCOMPANY PROXY VOTING POLICY STATEMENT

INSERT: DATE


INSERT: CLIENT NAME AND ADDRESS


REFERENCE: PROXY VOTING POLICY AND PROCEDURE


Dear Client:


On January 31, 2003 the SEC adopted a new rule 206(4)-6, "Proxy Voting" under the Investment Advisers Act of 1940. The new rule is designed to prevent material conflicts of interest from affecting the manner in which advisers vote its clients' proxies. The new rule requires SEC-registered investment advisers that have authority to vote clients' proxies to adopt written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including procedures to address any material conflict that may arise between the interest of the adviser and its clients. The adviser must describe these policies and procedures to clients upon their request, and disclose to clients how they can obtain information from the adviser about how the adviser has voted their proxies.

In keeping with the disclosure requirements of the new SEC rule we are enclosing a copy of the Company's most recent Form ADV Part II, which includes a description of the Company's Proxy Voting procedures in the form of a General Proxy Voting Policy Statement.

Should you have any questions, please do not hesitate to contact me at INSERT PHONE #.


Sincerely,

                                        1
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[OPCAP ADVISORS LLC LOGO]

                                 APPENDIX NO. 3
                                 OPCAP ADVISORS
                             PROXY VOTING GUIDELINES

The following are OpCap Advisors LLC's general Proxy Voting Guidelines that are applied on behalf of all accounts that are managed by OpCap Advisors, Oppenheimer Capital LLC, and PIMCO Equity Advisors LLC (collectively called "Opcap" for purposes of this policy).

TABLE OF CONTENTS



PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
MANAGEMENT PROPOSALS

AUDITOR RELATED                                                                5
103.      Ratification of Auditors
104.      Auditor Indemnification

BOARD OF DIRECTORS                                                             5
208.      Election of Board of Directors
209.      Board Independence
210.      Changes in Board Size
211.      Cumulative Voting
212.      Director Duties and Stakeholder Laws
213.      Director Indemnification and Liability Protection
214.      Key Committee Composition

COMPENSATION RELATED                                                           6
307.      Employee Stock Ownership Plans (ESOP)
308.      Executive/Director/Outside Director Stock Option Plans
309.      401k Employee Benefit Plans
310.      Golden Parachutes
311.      Director Fees
312.      Pension Fund Credits

CAPITAL STRUCTURE                                                              7
409.      Authorization of Additional Common Stock
410.      Authorization of Additional Preferred Stock
411.      Issuance of Additional Debt
412.      Reduction of Shares
413.      Share Repurchase Programs
414.      Preemptive Rights
415.      Adjustments to Par Value of Common Stock
416.      Debt Restructurings

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
MANAGEMENT PROPOSALS

CORPORATE TRANSACTIONS                                                         8
507.      Mergers and Acquisitions
508.      Asset Sales
509.      Changing Corporate Name
510.      Corporate Restructurings
511.      Liquidations
512.      Spin-Offs

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS                                   9
608.      Greenmail
609.      Poison Pills
610.      Supermajority Shareholder Vote Requirements
611.      Classified Boards
612.      Fair Price Provisions
613.      Unequal Voting Rights
614.      Reincorporation/Exemption from Takeover Laws

OTHER                                                                         10
907.      Annual Meetings
908.      Confidential Voting, Independent Tabulations and Inspections
909.      Disgorgement Provisions
910.      Mutual Fund Issues
911.      Share-Blocking
912.      Shares Out on Loan

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
SHAREHOLDER PROPOSALS

AUDITOR RELATED                                                               12
SP-104.   Ratification of Auditors
SP-105.   Independence of Auditors
SP-106.   Audit Firm Rotation

BOARD OF DIRECTORS                                                            12
SP-209.   Minimum Director Stock Ownership
SP-210.   Board Independence
SP-211.   Age Limits
SP-212.   Cumulative Voting
SP-213.   Director Duties and Stakeholder Laws
SP-214.   Director Attendance at Annual Meetings
SP-215.   Key Committee Composition
SP-216.   Limit Director Tenure

COMPENSATION RELATED                                                          13
SP-308.   Holding Periods
SP-309.   Future Stock Option Awards
SP-310.   Accounting Treatment of Stock Option Awards
SP-311.   Golden Parachutes
SP-312.   Limits on Executive and Director Compensation
SP-313.   Requests for Additional Disclosure of Executive Compensation
SP-314.   Reports on Executive Retirement Benefits

CAPITAL STRUCTURE                                                             13
SP-403.   Preemptive Rights
SP-404.   Authorization of Blank Check Preferred Stock

CORPORATE TRANSACTIONS                                                        14
SP-502.   Rights of Appraisal

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS                                  14
SP-608.   Greenmail
SP-609.   Poison Pills
SP-610.   Supermajority Shareholder Vote Requirements
SP-611.   Classified Boards
SP-612.   Fair Price Provisions
SP-613.   Equal Access
SP-614.   Reincorporation/Exemption from Takeover Laws

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
SHAREHOLDER PROPOSALS

PROXY CONTEST DEFENSES                                                        14
SP-704.   Shareholders' Right to Call Special Meetings
SP-705.   Shareholder Action by Written Consent
SP-706.   Shareholders' Ability to Remove or Elect Directors

SOCIAL AND ENVIRONMENTAL ISSUES                                               15
SP-805.   Environmental Issues / CERES Principles
SP-806.   Northern Ireland (MacBride Principles)
SP-807.   South Africa (Statement of Principles)
SP-808.   Other Political/Social/Special Interest Issues

OTHER                                                                         15
SP-908.   Annual Meetings
SP-909.   Confidential Voting, Independent Tabulations and Inspections
SP-910.   Abstention Votes
SP-911.   Existing Dual Class Companies
SP-912.   Special Reports/Additional Disclosure
SP-913.   Lack of Information
SP-914.   Shareholder Advisory Committee

GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS

OPCAP WILL GENERALLY VOTE ON MANAGEMENT PROPOSALS AS FOLLOWS:

AUDITOR RELATED

103. RATIFICATION OF AUDITORS: OpCap will generally vote for management proposals to ratify the selection of auditors unless:

     -    The audit firm is not independent in fact or appearance;
     - The audit firm has rendered an opinion that is publicly known to not be an indication of the company's true financial position; or
     - There are significant doubts that have been publicly raised regarding the audit firm's integrity or objectivity.

104. AUDITOR INDEMNIFICATION: OpCap will generally vote against management proposals to indemnify the auditors.

BOARD OF DIRECTORS

204. ELECTION OF BOARD OF DIRECTORS: OpCap will generally vote with management for the routine election of directors unless:

     a. There are clear concerns due to the company having displayed a record of poor performance;
     b. The board fails to meet minimum corporate governance standards (e.g., performance-based executive compensation, board independence, takeover activity); or
     c.   Criminal activity by the board or a particular board nominee.

205. BOARD INDEPENDENCE: OpCap will generally vote for management proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

206. CHANGES IN BOARD SIZE: OpCap will generally vote for management proposals that seek to fix board size and will generally vote against management proposals that give management the ability to change the size of the board without shareholder approval.

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

[ALLIANZ DRESDNER ASSET MANAGEMENT LOGO]

204. CUMULATIVE VOTING: OpCap will generally vote on a case-by-case basis for management proposals regarding cumulative voting.

205. DIRECTOR DUTIES AND STAKEHOLDER LAWS: OpCap will generally vote against management proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

206. DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION: OpCap will generally vote in favor of management proposals to limit Directors' liability and to broaden their indemnification.

     OpCap will generally vote against management proposals that would broaden the Directors' indemnification that would cover acts of absolute negligence or proposals that would cover expenses for monetary damages of directors and officers that violate the duty of care standard.

208. KEY COMMITTEE COMPOSITION: OpCap will generally vote for management proposals that require all members of the compensation and nominating committees to be comprised of independent or unaffiliated directors.

COMPENSATION RELATED

301. EMPLOYEE STOCK OWNERSHIP PLANS (ESOP): OpCap will generally vote for management proposals to establish ESOPs or increase authorized shares for existing ESOP's provided that the following criteria are met:

     a.   The purchase price is at least 85% of fair market value;
     b.   The offering period is 27 months or less;
     c.   Voting power dilution is no more than 10%.

307. EXECUTIVE/DIRECTOR/OUTSIDE DIRECTOR STOCK OPTION PLANS: OpCap will evaluate management stock option plan proposals on a case-by-case basis. When reviewing such compensation plans, OpCap will generally consider the following criteria:

     a.   That the dilution of existing shares is no more than 5%;
     b.   That the stock option plan is incentive-based;
     c. That the stock option plan does not allow for discounted stock options;
     d. For mature companies, that the stock option plan does not constitute more than 5% of the outstanding shares at the time of approval;
     e. For growth companies, that the stock option plan does not constitute more than 10% of the outstanding shares at the time of approval.

308. 401k EMPLOYEE BENEFIT PLANS: OpCap will generally vote for management proposals to implement a 401(k) savings plan for its employees.

309. GOLDEN PARACHUTES: OpCap will generally vote for management proposals that require shareholder approval of golden parachutes and will vote for management proposals to limit golden parachutes.

310. DIRECTOR FEES: OpCap will generally vote for management proposals to award directors fees unless the amounts are excessive relative to similar industries and country.

311. PENSION FUND CREDITS: OpCap will generally vote against management proposals that include pension fund credits in earnings when determining executive compensation.

CAPITAL STRUCTURE

409. AUTHORIZATION OF ADDITIONAL COMMON STOCK: OpCap will generally vote for management proposals to increase the authorization of common stock if a clear and legitimate business purpose is stated and the increase in authorization does not exceed 100% of shares currently authorized. OpCap will generally vote against management proposals to increase the authorized common stock if it will carry preemptive rights or supervoting rights.

     OpCap will generally vote for management proposals to increase common share authorization for a stock split as long as authorized shares following the split do not exceed 100% of existing authorized shares.

410. AUTHORIZATION OF ADDITIONAL PREFERRED STOCK: OpCap will generally vote for management proposals to create a new class of preferred stock or for proposals to allow for the issuance of additional shares of preferred stock unless:

     a.   The proposal is for the issuance of blank check preferred stock;
     b. The issuance of preferred stock is greater than 50% of current issued capital;
     c. The newly created preferred stock would have unspecified rights, i.e. voting, conversion, dividend distribution rights;
     d. The additional preferred shares will be used as part of a takeover defense.

411. ISSUANCE OF ADDITIONAL DEBT: OpCap will generally vote for management proposals to issue additional debt provided that the company's debt-to-equity ratio is between zero and one hundred percent.

     OpCap will evaluate proposals on a case-by-case basis where the debt-to-equity ratio is greater than one hundred percent and will use comparisons to similar industry standards.

412. REDUCTION OF SHARES: OpCap will generally vote for management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stocks, provided that such proposals offer a clear and legitimate business purpose.

     OpCap will generally vote for management proposals to implement a reverse stock split provided that management proportionately reduces the authorized shares that are in the corporate charter.

413. SHARE REPURCHASE PROGRAMS: OpCap will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

414. PREEMPTIVE RIGHTS: OpCap will generally vote for management proposals to eliminate preemptive rights.

415. ADJUSTMENTS TO PAR VALUE OF COMMON STOCK: OpCap will generally vote for management proposals to reduce the par value of common stock.

416. DEBT RESTRUCTURINGS: OpCap will evaluate debt restructuring management proposals (involving additional common and/or preferred share issuances) on a case-by-case basis. OpCap will generally consider the following criteria:

     a.   Reasonableness of the dilution;
     b. The impact that the restructuring and determining if it will be beneficial to existing shareholders;
     c.   The threat of bankruptcy.

CORPORATE TRANSACTIONS

507. MERGERS AND ACQUISITIONS: OpCap will evaluate merger and acquisition management proposals on a case-by-case basis. OpCap will generally consider the following factors:

     a.   Anticipated financial and operating benefits;
     b.   Offer price (cost vs. premium);
     c.   Prospects of the combined companies;
     d.   How the deal was negotiated:
     e. Changes in corporate governance and their impact on shareholder rights;
     f.   Corporate restructuring;
     g.   Spin-offs;
     h.   Asset sales;
     i.   Liquidations;
     j.   Rights of appraisal.

508. ASSET SALES: OpCap will evaluate asset sale management proposals on a case-by-case basis by generally assessing the impact on the balance sheet / working capital and value received for the asset.

509. CHANGING CORPORATE NAME: OpCap will generally vote for management proposals regarding corporate name changes.

510. CORPORATE RESTRUCTURINGS: OpCap will evaluate corporate restructuring management proposals on a case-by-case basis which would include minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

511. LIQUIDATIONS: OpCap will evaluate liquidation proposals by management on a case-by-case basis and will review management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

512. SPIN-OFFS: OpCap will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

603. GREENMAIL: OpCap will generally vote for management proposals to prohibit payment of greenmail, defined as the practice of repurchasing shares from a bidder at an above-market price in exchange for the bidder's agreement not to acquire the target company. OpCap will generally vote against management proposals to adopt anti-takeover greenmail provisions.

604. POISON PILLS: A poison pill is a strategic move by a takeover-target to make its stock less attractive. A target company with a "pill" (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs.

     OpCap will evaluate poison pill management proposals on a case-by-case basis by considering the following factors:

     a.   Best interest of the existing shareholders;
     b.   The current salaries of the target companies' officers;
     c.   Repurchase price for the shares by the target company;
     d.   Amount of cash invested in target company;
     e.   Percentage of ownership by target company management;
     f.   Perks for target company senior management;
     g.   Attitude toward tax deferral benefiting target company management;

     i.   Target company's employee expenses.

     OpCap will generally vote for management proposals to require shareholder ratification of poison pills or that request the board of directors to redeem poison pills.

606. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS: OpCap will generally vote for management proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions or other business combinations and will generally vote against management proposals to require a supermajority vote on such matters.

607. CLASSIFIED BOARDS: OpCap will generally vote for management proposals to eliminate a classified board of directors and will generally vote against management proposals to classify the board.

608. FAIR PRICE PROVISIONS: OpCap will generally vote for management proposals to adopt or amend fair price provisions provided that the proposal does not include a shareholder vote requirement that exceeds the majority of disinterested shares.

607. UNEQUAL VOTING RIGHTS: OpCap will generally vote against management proposals for dual class exchange offers and dual class recapitalizations.

607. REINCORPORATION/EXEMPTION FROM TAKEOVER LAWS: On a case-by-case basis, OpCap will evaluate management proposals to opt out of state/country takeover laws and management proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

OTHER

905. ANNUAL MEETINGS: OpCap will generally vote for management proposals that relate to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting".

906. CONFIDENTIAL VOTING, INDEPENDENT TABULATIONS AND INSPECTIONS: OpCap will generally vote for management proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. OpCap will generally vote against management proposals to repeal such provisions.

907. DISGORGEMENT PROVISIONS: Disgorgement provisions stipulate that an acquirer pay back profits from the sale of stock purchased two years prior to achieving control status. OpCap will evaluate proposals to opt out of such provisions on a case-by-case basis.

908. MUTUAL FUND ISSUES: OpCap will evaluate the following mutual fund issues on a case-by-case basis:

     f.   Approve the merger of the funds;
     g.   Approve investment advisory agreement;
     h.   Change in fundamental investment policy;
     i.   Approve/amend sub-advisory agreement;
     j.   Approve conversion from closed-end to open-end fund.

907. SHARE-BLOCKING: OpCap will generally not vote proxies in countries where there is "share-blocking."

908. SHARES OUT ON LOAN: Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

GUIDELINES FOR VOTING ON SHAREHOLDER PROPOSALS

OPCAP WILL GENERALLY VOTE ON SHAREHOLDER PROPOSALS AS FOLLOWS:

AUDITOR RELATED

SP-104. RATIFICATION OF AUDITORS: OpCap will generally vote for shareholder proposals to require shareholder ratification of auditors.

SP-105. INDEPENDENCE OF AUDITORS: OpCap will generally vote against shareholder proposals with respect to prohibiting auditors from engaging in non-audit services.

SP-106. AUDIT FIRM ROTATION: OpCap will generally vote against shareholder proposals asking for audit firm rotation.

BOARD OF DIRECTORS

SP-209. MINIMUM DIRECTOR STOCK OWNERSHIP: OpCap will generally vote against shareholder proposals requiring directors to own a certain number of shares in order to qualify as a director or to remain on the board.

SP-210. BOARD INDEPENDENCE: OpCap will generally vote for shareholder proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

SP-211. AGE LIMITS: OpCap will generally vote against shareholder proposals to impose a mandatory retirement age for directors.

SP-212. CUMULATIVE VOTING: OpCap will evaluate shareholder proposals regarding cumulative voting on a case-by-case basis.

SP-213. DIRECTOR DUTIES AND STAKEHOLDER LAWS: OpCap will generally vote against shareholder proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

SP-214. DIRECTOR ATTENDANCE AT ANNUAL MEETINGS: OpCap will generally vote against shareholder proposals for mandatory director attendance at the annual shareholder meeting.

SP-215. KEY COMMITTEE COMPOSITION: OpCap will generally vote for shareholder proposals that require all members of the compensation and nominating committees be comprised of independent or unaffiliated directors.

SP-216. LIMIT DIRECTOR TENURE: OpCap will generally vote against shareholder proposals to limit the tenure of outside directors.

COMPENSATION RELATED

SP-308. HOLDING PERIODS: OpCap will generally vote against shareholder proposals that require companies to adopt full tenure stock holding periods for executives.

SP-309. FUTURE STOCK OPTION AWARDS: OpCap will generally vote against shareholder proposals to ban future stock option grants to executives.

SP-310. ACCOUNTING TREATMENT OF STOCK OPTION AWARDS: OpCap will generally vote for shareholder proposals requesting that stock options be expensed.

SP-311. GOLDEN PARACHUTES: OpCap will generally vote for shareholder proposals to require shareholder approval of golden parachutes and will vote against shareholder proposals that would set limits on golden parachutes.

SP-312. LIMITS ON EXECUTIVE AND DIRECTOR COMPENSATION: OpCap will generally vote against shareholder proposals to limit executive and director compensation.

SP-313. REQUESTS FOR ADDITIONAL DISCLOSURE OF EXECUTIVE COMPENSATION: OpCap will generally vote against shareholder proposals that require additional disclosure for executive and director compensation above and beyond the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

SP-314. REPORTS ON EXECUTIVE RETIREMENT BENEFITS (DEFERRED COMPENSATION,
        SPLIT-DOLLAR LIFE INSURANCE, SERPS, AND PENSION BENEFITS): OpCap will generally vote for shareholder proposals that require companies to report on their executive retirement benefits provided that any cost with such reporting is within reason.

CAPITAL STRUCTURE

SP-403. PREEMPTIVE RIGHTS: OpCap will generally vote against shareholder proposals that seek preemptive rights.

SP-404. AUTHORIZATION OF BLANK CHECK PREFERRED STOCK: OpCap will generally vote for shareholder proposals that require shareholder approval prior to the issuance of blank check preferred stock.

CORPORATE TRANSACTIONS

SP-502. RIGHTS OF APPRAISAL: OpCap will generally vote against shareholder proposals to provide rights of appraisal to dissenting shareholders.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

SP-607. GREENMAIL: OpCap will generally vote for shareholder proposals to prohibit payment of greenmail.

SP-608. POISON PILLS: OpCap will generally vote for shareholder proposals to require shareholder ratification of poison pills. OpCap will generally vote on a case-by-case basis on shareholder proposals that request the board of directors to redeem poison pill provisions.

SP-609. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS: OpCap will generally vote for shareholder proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions, and other business combinations.

SP-610. CLASSIFIED BOARDS: OpCap will generally vote for shareholder proposals to repeal classified boards and elect all directors annually and will vote against shareholder proposals to classify the board.

SP-611. FAIR PRICE PROVISIONS: OpCap will generally vote for shareholder proposals to adopt or lower the shareholder vote requirements with respect to existing fair price provisions.

SP-612. EQUAL ACCESS: OpCap will generally vote for shareholder proposals to allow shareholders equal access to management's proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.

SP-607. REINCORPORATION/EXEMPTION FROM TAKEOVER LAWS: On a case-by-case basis,
        OpCap will evaluate shareholder proposals to opt out of state/country takeover laws and shareholder proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

PROXY CONTEST DEFENSES

SP-704. SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS: OpCap will generally vote against shareholder proposals to grant shareholders' the ability to call special meetings.

SP-705. SHAREHOLDER ACTION BY WRITTEN CONSENT: OpCap will generally vote against shareholder proposals to permit shareholders to take action by written consent.

SP-706. SHAREHOLDERS' ABILITY TO REMOVE OR ELECT DIRECTORS: OpCap will generally vote against shareholder proposals to restore shareholder ability to remove directors with or without cause. OpCap will generally vote against shareholder proposals that permit shareholders to elect directors to fill board vacancies.

SOCIAL AND ENVIRONMENTAL ISSUES

SP-805. ENVIRONMENTAL ISSUES / CERES PRINCIPLES: OpCap will generally vote against shareholder proposals that request issuers to file the CERES principles.

SP-806. NORTHERN IRELAND (MacBRIDE PRINCIPLES): OpCap will generally vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.

SP-807. SOUTH AFRICA (STATEMENT OF PRINCIPLES): OpCap will generally vote against shareholder proposals that pertain to promoting the welfare of black employees within companies that operate in South Africa.

SP-808. OTHER POLITICAL/SOCIAL/SPECIAL INTEREST ISSUES: OpCap will generally vote against shareholder proposals on restrictions that relate to social, political, or special interest issues (examples: nuclear power, Mexico, animal testing, tobacco industry, or equal employment opportunities) that may effect the operations and competitiveness of the issuer or which may have a significant financial impact to the shareholders.

OTHER

SP-904. ANNUAL MEETINGS: OpCap will generally vote against shareholder proposals to change the time or place of annual meetings.

SP-905. CONFIDENTIAL VOTING, INDEPENDENT TABULATIONS AND INSPECTIONS: OpCap will generally vote for shareholder proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. OpCap will vote against shareholder proposals to repeal such provisions.

SP-906. ABSTENTION VOTES: OpCap will generally vote for shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting unless required by state law.

SP-907. EXISTING DUAL CLASS COMPANIES: OpCap will generally vote against shareholder proposals asking for a report to shareholders on the financial impact of its dual class voting structure and will vote for shareholder proposals to submit a dual class voting structure to a shareholder vote.

SP-908. SPECIAL REPORTS/ADDITIONAL DISCLOSURE: OpCap will generally vote against shareholder proposals that require disclosure reports on the impact of certain issues to the overall business if the issuer and the shareholders.

SP-909. LACK OF INFORMATION: OpCap generally will vote against proposals if there is a lack of information to make an informed voting decision.

SP-907. SHAREHOLDER ADVISORY COMMITTEE: OpCap will generally vote against shareholder proposals to establish shareholder advisory committees.

NFJ INVESTMENT GROUP

Proxy Voting Policy and Procedures

VERSION 1.2 - EFFECTIVE AUGUST 1, 2003

Allianz Dresdner Asset Management of America L.P.

ADAM Proxy Voting Policy and Procedures

GENERAL POLICY

Allianz Dresdner Asset Management of America L.P. and its subsidiaries (collectively, "ADAM Advisers") vote proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. When voting proxies, ADAM Advisers' primary objective is to make voting decisions solely in the best interests of its clients. ADAM Advisers will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby an ADAM Adviser has authority to vote its client's proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

The general policy contains the following standards for each ADAM Adviser:

     -    Exercising responsibility for voting decisions

     - Obligation to vote must be clearly established based on written guidelines

     -    Resolving conflicts of interest

     -    Making appropriate disclosures to clients

     -    Creating and maintaining appropriate records

     -    Providing clients access to voting records

     -    Outsourcing the proxy voting administrative process

RESPONSIBILITY FOR VOTING DECISIONS

CHIEF INVESTMENT OFFICER

Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of the Chief Investment Officer of the ADAM Adviser to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any. In order to ensure that this obligation is carried out, the Chief Investment Officer of each ADAM Adviser (or line of business, if appropriate) shall designate an employee or a committee to be responsible for all aspects of the exercise of shareholder rights (the "Proxy Committee").

PROXY COMMITTEE

The Proxy Committee shall be governed by this policy and will perform the following duties:

     - Execute or engage a third party service provider to vote proxies in accordance with the Company's guidelines;

     - Document, in the form of a report, the resolution of any conflicts of interest between the ADAM Adviser and its clients, and provide or make available, adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients;

     - Approve and monitor the outsourcing of voting obligations to third-parties; and

     - Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Proxy Committee shall review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

OBLIGATION TO VOTE MUST BE CLEARLY ESTABLISHED

When an investment management or client relationship is established, the obligation of the ADAM Adviser to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities.

ADAM Adviser's obligation with respect to voting rights should be explicitly identified in each client Investment Advisory Agreement. A specific clause in the agreement should explain the rights of each party as well as identify if any Proxy Voting Service is used.

VOTING PROXIES

WRITTEN VOTING GUIDELINES

Each ADAM Adviser must establish general voting guidelines for recurring proposals ("Voting Guidelines"). (See Appendix No. 3 for reference.)

FLEXIBILITY

The Voting Guidelines should address routine as well as significant matters commonly encountered. The Voting Guidelines should permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

COST-BENEFIT ANALYSIS INVOLVING VOTING PROXIES

An ADAM Adviser shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, an ADAM Adviser may refrain from voting a proxy on behalf of its clients' accounts.

In addition, an ADAM Adviser may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the ADAM Advisers' ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

RESOLVING CONFLICTS OF INTEREST

An ADAM Adviser may have conflicts that can affect how it votes its clients' proxies. For example, the ADAM Adviser may manage a pension plan whose management is sponsoring a proxy proposal. An ADAM Adviser may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, the ADAM Adviser may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interests of the client affected by the shareholder right. For this reason, ADAM Advisers shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to prevent potential conflicts between ADAM affiliates and ADAM group companies, all ADAM Advisers maintain separate and distinct investment decision-making processes, including proposed or actual actions with respect to corporate governance matters affecting portfolio holdings. All ADAM Advisers have implemented procedures to prevent the sharing of business and investment decision objectives, including Proxy Voting decisions.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of each ADAM Adviser shall designate an employee or a proxy committee to be responsible for addressing how the ADAM Adviser resolves such material conflicts of interest with its clients.

MAKING APPROPRIATE DISCLOSURES TO CLIENTS

ADAM Advisers shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement (See Appendix No. 1). The delivery of this statement can be made in Part II of Form ADV or under separate cover. In the initial year of adoption of this policy, a letter should accompany Form ADV that advises clients of the new disclosure. (See Appendix No. 2 for a sample letter).

CREATING AND MAINTAINING APPROPRIATE RECORDS

RECORDKEEPING REQUIREMENTS

In keeping with applicable law(1), ADAM Advisers' recordkeeping requirements are as follows:

     -    Copies of the ADAM Advisers Proxy Voting Policy and Procedures;

     - Copies or records of each proxy statement received with respect to clients' securities for whom an ADAM Adviser exercises voting authority; Records of votes cast on behalf of clients;

     - Records of each vote cast as well as certain records pertaining to the ADAM Adviser's decision on the vote;

     -    Records of written client request for proxy voting information;

Records of written responses from the ADAM Adviser to either written or oral client request;

RETENTION OF RECORDS

Records are kept for at least six years following the date that the vote was cast. An ADAM Adviser may maintain the records electronically. Third party service providers may be used to maintain proxy statements and proxy votes.

PROVIDING CLIENTS ACCESS TO VOTING RECORDS

ACCESS BY CLIENTS

Generally, clients of an ADAM Adviser have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds managed by an ADAM Adviser shall have such access to voting records pursuant to the governing documents of the commingled fund.

ACCESS BY THIRD PARTIES

Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

OUTSOURCING THE PROXY VOTING PROCESS

To assist in the proxy voting process, an ADAM Adviser may retain an independent third party service provider to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to an ADAM Adviser should offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.


----------
Endnotes

(1) SEC rule 206(4)-6 [17CFR 275.206(4)-6] and amendments to rule 204-2 [17-CFR
275.204-2] under the Investment Advisers Act of 1940 [15 U.S.C. 80b] ("Advisers Act" or "Act")

                                 APPENDIX NO. 1

                           PART II FORM ADV DISCLOSURE


GENERAL PROXY VOTING POLICY

NFJ Investment Group LP (the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

The Company has adopted written Proxy Policy Guidelines and Procedures (the "Proxy Guidelines") that are reasonably designed to ensure that the Company is voting in the best interest of its clients. The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, the Company may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in the Company's handling of proxy voting responsibilities.

CONFLICTS OF INTEREST

The Company may have conflicts of interest that can affect how it votes its clients' proxies. For example, the Company or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which the Company votes its clients' proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of the Company may designate an employee or a proxy committee to be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

To obtain a copy of the Policy Guidelines or to obtain information on how your account's securities were voted, please contact your account representative.

                                 APPENDIX NO. 2

            SAMPLE LETTER TO ACCOMPANY PROXY VOTING POLICY STATEMENT


INSERT: DATE


INSERT: CLIENT NAME AND ADDRESS


REFERENCE: PROXY VOTING POLICY AND PROCEDURE


Dear Client:

On January 31, 2003 the SEC adopted a new rule 206(4)-6, "Proxy Voting" under the Investment Advisers Act of 1940. The new rule is designed to prevent material conflicts of interest from affecting the manner in which advisers vote its clients' proxies. The new rule requires SEC-registered investment advisers that have authority to vote clients' proxies to adopt written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including procedures to address any material conflict that may arise between the interest of the adviser and its clients. The adviser must describe these policies and procedures to clients upon their request, and disclose to clients how they can obtain information from the adviser about how the adviser has voted their proxies.

In keeping with the disclosure requirements of the new SEC rule we are enclosing a copy of the Company's most recent Form ADV Part II, which includes a description of the Company's Proxy Voting procedures in the form of a General Proxy Voting Policy Statement.

Should you have any questions, please do not hesitate to contact me at INSERT PHONE #.


Sincerely,

                                 APPENDIX NO. 3
                              NFJ INVESTMENT GROUP
                             PROXY VOTING GUIDELINES

TABLE OF CONTENTS



PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
MANAGEMENT PROPOSALS

AUDITOR RELATED                                                                5
105.      Ratification of Auditors
106.      Auditor Indemnification

BOARD OF DIRECTORS                                                             5
215.      Election of Board of Directors
216.      Board Independence
217.      Changes in Board Size
218.      Cumulative Voting
219.      Director Duties and Stakeholder Laws
220.      Director Indemnification and Liability Protection
221.      Key Committee Composition

COMPENSATION RELATED                                                           6
313.      Employee Stock Ownership Plans (ESOP)
314.      Executive/Director/Outside Director Stock Option Plans
315.      401k Employee Benefit Plans
316.      Golden Parachutes
317.      Director Fees
318.      Pension Fund Credits

CAPITAL STRUCTURE                                                              7
417.      Authorization of Additional Common Stock
418.      Authorization of Additional Preferred Stock
419.      Issuance of Additional Debt
420.      Reduction of Shares
421.      Share Repurchase Programs
422.      Preemptive Rights
423.      Adjustments to Par Value of Common Stock
424.      Debt Restructurings

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
MANAGEMENT PROPOSALS

CORPORATE TRANSACTIONS                                                         8
513.      Mergers and Acquisitions
514.      Asset Sales
515.      Changing Corporate Name
516.      Corporate Restructurings
517.      Liquidations
518.      Spin-Offs

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS                                   9
615.      Greenmail
616.      Poison Pills
617.      Supermajority Shareholder Vote Requirements
618.      Classified Boards
619.      Fair Price Provisions
620.      Unequal Voting Rights
621.      Reincorporation/Exemption from Takeover Laws

OTHER                                                                         10
913.      Annual Meetings
914.      Confidential Voting, Independent Tabulations and Inspections
915.      Disgorgement Provisions
916.      Mutual Fund Issues
917.      Share-Blocking
918.      Shares Out on Loan

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
SHAREHOLDER PROPOSALS

AUDITOR RELATED                                                               12
SP-107.   Ratification of Auditors
SP-108.   Independence of Auditors
SP-109.   Audit Firm Rotation

BOARD     OF DIRECTORS                                                        12
SP-217.   Minimum Director Stock Ownership
SP-218.   Board Independence
SP-219.   Age Limits
SP-220.   Cumulative Voting
SP-221.   Director Duties and Stakeholder Laws
SP-222.   Director Attendance at Annual Meetings
SP-223.   Key Committee Composition
SP-224.   Limit Director Tenure

COMPENSATION RELATED                                                          13
SP-315.   Holding Periods
SP-316.   Future Stock Option Awards
SP-317.   Accounting Treatment of Stock Option Awards
SP-318.   Golden Parachutes
SP-319.   Limits on Executive and Director Compensation
SP-320.   Requests for Additional Disclosure of Executive Compensation
SP-321.   Reports on Executive Retirement Benefits

CAPITAL STRUCTURE                                                             13
SP-405.   Preemptive Rights
SP-406.   Authorization of Blank Check Preferred Stock

CORPORATE TRANSACTIONS                                                        14
SP-503.   Rights of Appraisal

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS                                  14
SP-615.   Greenmail
SP-616.   Poison Pills
SP-617.   Supermajority Shareholder Vote Requirements
SP-618.   Classified Boards
SP-619.   Fair Price Provisions
SP-620.   Equal Access
SP-621.   Reincorporation/Exemption from Takeover Laws

PROPOSAL
NO.       DESCRIPTION                                                    PG. NO.
--------------------------------------------------------------------------------
SHAREHOLDER PROPOSALS

PROXY CONTEST DEFENSES                                                        14
SP-707.   Shareholders' Right to Call Special Meetings
SP-708.   Shareholder Action by Written Consent
SP-709.   Shareholders' Ability to Remove or Elect Directors

SOCIAL AND ENVIRONMENTAL ISSUES                                               15
SP-809.   Environmental Issues / CERES Principles
SP-810.   Northern Ireland (MacBride Principles)
SP-811.   South Africa (Statement of Principles)
SP-812.   Other Political/Social/Special Interest Issues

OTHER                                                                         15
SP-915.   Annual Meetings
SP-916.   Confidential Voting, Independent Tabulations and Inspections
SP-917.   Abstention Votes
SP-918.   Existing Dual Class Companies
SP-919.   Special Reports/Additional Disclosure
SP-920.   Lack of Information
SP-921.   Shareholder Advisory Committee

GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS

NFJ INVESTMENT GROUP ("NFJ") WILL GENERALLY VOTE ON MANAGEMENT PROPOSALS AS
FOLLOWS:

AUDITOR RELATED

105. RATIFICATION OF AUDITORS: NFJ will generally vote for management proposals to ratify the selection of auditors unless:

     -    The audit firm is not independent in fact or appearance;
     - The audit firm has rendered an opinion that is publicly known to not be an indication of the company's true financial position; or
     - There are significant doubts that have been publicly raised regarding the audit firm's integrity or objectivity.

106. AUDITOR INDEMNIFICATION: NFJ will generally vote against management proposals to indemnify the auditors.

BOARD OF DIRECTORS

207. ELECTION OF BOARD OF DIRECTORS: NFJ will generally vote with management for the routine election of directors unless:

     a. There are clear concerns due to the company having displayed a record of poor performance;
     b. The board fails to meet minimum corporate governance standards (e.g., performance-based executive compensation, board independence, takeover activity); or
     c.   Criminal activity by the board or a particular board nominee.

208. BOARD INDEPENDENCE: NFJ will generally vote for management proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

209. CHANGES IN BOARD SIZE: NFJ will generally vote for management proposals that seek to fix board size and will generally vote against management proposals that give management the ability to change the size of the board without shareholder approval.

204. CUMULATIVE VOTING: NFJ will generally vote on a case-by-case basis for management proposals regarding cumulative voting.

205. DIRECTOR DUTIES AND STAKEHOLDER LAWS: NFJ will generally vote against management proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

206. DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION: NFJ will generally vote in favor of management proposals to limit Directors' liability and to broaden their indemnification.

     NFJ will generally vote against management proposals that would broaden the Directors' indemnification that would cover acts of absolute negligence or proposals that would cover expenses for monetary damages of directors and officers that violate the duty of care standard.

209. KEY COMMITTEE COMPOSITION: NFJ will generally vote for management proposals that require all members of the compensation and nominating committees to be comprised of independent or unaffiliated directors.

COMPENSATION RELATED

301. EMPLOYEE STOCK OWNERSHIP PLANS (ESOP): NFJ will generally vote for management proposals to establish ESOPs or increase authorized shares for existing ESOP's provided that the following criteria are met:

     a.   The purchase price is at least 85% of fair market value;
     b.   The offering period is 27 months or less;
     c.   Voting power dilution is no more than 10%.

312. EXECUTIVE/DIRECTOR/OUTSIDE DIRECTOR STOCK OPTION PLANS: NFJ will evaluate management stock option plan proposals on a case-by-case basis. When reviewing such compensation plans, NFJ will generally consider the following criteria:

     a.   That the dilution of existing shares is no more than 5%;
     b.   That the stock option plan is incentive-based;
     c. That the stock option plan does not allow for discounted stock options;
     d. For mature companies, that the stock option plan does not constitute more than 5% of the outstanding shares at the time of approval;
     e. For growth companies, that the stock option plan does not constitute more than 10% of the outstanding shares at the time of approval.

313. 401k EMPLOYEE BENEFIT PLANS: NFJ will generally vote for management proposals to implement a 401(k) savings plan for its employees.

314. GOLDEN PARACHUTES: NFJ will generally vote for management proposals that require shareholder approval of golden parachutes and will vote for management proposals to limit golden parachutes.

315. DIRECTOR FEES: NFJ will generally vote for management proposals to award directors fees unless the amounts are excessive relative to similar industries and country.

316. PENSION FUND CREDITS: NFJ will generally vote against management proposals that include pension fund credits in earnings when determining executive compensation.

CAPITAL STRUCTURE

417. AUTHORIZATION OF ADDITIONAL COMMON STOCK: NFJ will generally vote for management proposals to increase the authorization of common stock if a clear and legitimate business purpose is stated and the increase in authorization does not exceed 100% of shares currently authorized. NFJ will generally vote against management proposals to increase the authorized common stock if it will carry preemptive rights or supervoting rights.

     NFJ will generally vote for management proposals to increase common share authorization for a stock split as long as authorized shares following the split do not exceed 100% of existing authorized shares.

418. AUTHORIZATION OF ADDITIONAL PREFERRED STOCK: NFJ will generally vote for management proposals to create a new class of preferred stock or for proposals to allow for the issuance of additional shares of preferred stock unless:

     a.   The proposal is for the issuance of blank check preferred stock;
     b. The issuance of preferred stock is greater than 50% of current issued capital;
     c. The newly created preferred stock would have unspecified rights, i.e. voting, conversion, dividend distribution rights;
     d. The additional preferred shares will be used as part of a takeover defense.

419. ISSUANCE OF ADDITIONAL DEBT: NFJ will generally vote for management proposals to issue additional debt provided that the company's debt-to-equity ratio is between zero and one hundred percent.

     NFJ will evaluate proposals on a case-by-case basis where the debt-to-equity ratio is greater than one hundred percent and will use comparisons to similar industry standards.

420. REDUCTION OF SHARES: NFJ will generally vote for management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stocks, provided that such proposals offer a clear and legitimate business purpose.

     NFJ will generally vote for management proposals to implement a reverse stock split provided that management proportionately reduces the authorized shares that are in the corporate charter.

421. SHARE REPURCHASE PROGRAMS: NFJ will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

422. PREEMPTIVE RIGHTS: NFJ will generally vote for management proposals to eliminate preemptive rights.

423. ADJUSTMENTS TO PAR VALUE OF COMMON STOCK: NFJ will generally vote for management proposals to reduce the par value of common stock.

424. DEBT RESTRUCTURINGS: NFJ will evaluate debt restructuring management proposals (involving additional common and/or preferred share issuances) on a case-by-case basis. NFJ will generally consider the following criteria:

     a.   Reasonableness of the dilution;
     b. The impact that the restructuring and determining if it will be beneficial to existing shareholders;
     c.   The threat of bankruptcy.

CORPORATE TRANSACTIONS

513. MERGERS AND ACQUISITIONS: NFJ will evaluate merger and acquisition management proposals on a case-by-case basis. NFJ will generally consider the following factors:

     a.   Anticipated financial and operating benefits;
     b.   Offer price (cost vs. premium);
     c.   Prospects of the combined companies;
     d.   How the deal was negotiated:
     e. Changes in corporate governance and their impact on shareholder rights;
     f.   Corporate restructuring;
     g.   Spin-offs;
     h.   Asset sales;
     i.   Liquidations;
     j.   Rights of appraisal.

514. ASSET SALES: NFJ will evaluate asset sale management proposals on a case-by-case basis by generally assessing the impact on the balance sheet / working capital and value received for the asset.

515. CHANGING CORPORATE NAME: NFJ will generally vote for management proposals regarding corporate name changes.

516. CORPORATE RESTRUCTURINGS: NFJ will evaluate corporate restructuring management proposals on a case-by-case basis which would include minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

517. LIQUIDATIONS: NFJ will evaluate liquidation proposals by management on a case-by-case basis and will review management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

518. SPIN-OFFS: NFJ will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

605. GREENMAIL: NFJ will generally vote for management proposals to prohibit payment of greenmail, defined as the practice of repurchasing shares from a bidder at an above-market price in exchange for the bidder's agreement not to acquire the target company. NFJ will generally vote against management proposals to adopt anti-takeover greenmail provisions.

606. POISON PILLS: A poison pill is a strategic move by a takeover-target to make its stock less attractive. A target company with a "pill" (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs.

     NFJ will evaluate poison pill management proposals on a case-by-case basis by considering the following factors:

     a.   Best interest of the existing shareholders;
     b.   The current salaries of the target companies' officers;
     c.   Repurchase price for the shares by the target company;
     d.   Amount of cash invested in target company;
     e.   Percentage of ownership by target company management;
     f.   Perks for target company senior management;
     g.   Attitude toward tax deferral benefiting target company management;
     j.   Target company's employee expenses.

     NFJ will generally vote for management proposals to require shareholder ratification of poison pills or that request the board of directors to redeem poison pills.

609. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS: NFJ will generally vote for management proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions or other business combinations and will generally vote against management proposals to require a supermajority vote on such matters.

610. CLASSIFIED BOARDS: NFJ will generally vote for management proposals to eliminate a classified board of directors and will generally vote against management proposals to classify the board.

611. FAIR PRICE PROVISIONS: NFJ will generally vote for management proposals to adopt or amend fair price provisions provided that the proposal does not include a shareholder vote requirement that exceeds the majority of disinterested shares.

608. UNEQUAL VOTING RIGHTS: NFJ will generally vote against management proposals for dual class exchange offers and dual class recapitalizations.

607. REINCORPORATION/EXEMPTION FROM TAKEOVER LAWS: On a case-by-case basis, NFJ will evaluate management proposals to opt out of state/country takeover laws and management proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

OTHER

909. ANNUAL MEETINGS: NFJ will generally vote for management proposals that relate to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting".

910. CONFIDENTIAL VOTING, INDEPENDENT TABULATIONS AND INSPECTIONS: NFJ will generally vote for management proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. NFJ will generally vote against management proposals to reNFJl such provisions.

911. DISGORGEMENT PROVISIONS: Disgorgement provisions stipulate that an acquirer pay back profits from the sale of stock purchased two years prior to achieving control status. NFJ will evaluate proposals to opt out of such provisions on a case-by-case basis.

912. MUTUAL FUND ISSUES: NFJ will evaluate the following mutual fund issues on a case-by-case basis:

     k.   Approve the merger of the funds;
     l.   Approve investment advisory agreement;
     m.   Change in fundamental investment policy;
     n.   Approve/amend sub-advisory agreement;
     o.   Approve conversion from closed-end to open-end fund.

909. SHARE-BLOCKING: NFJ will generally not vote proxies in countries where there is "share-blocking."

910. SHARES OUT ON LOAN: Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

GUIDELINES FOR VOTING ON SHAREHOLDER PROPOSALS

NFJ WILL GENERALLY VOTE ON SHAREHOLDER PROPOSALS AS FOLLOWS:

AUDITOR RELATED

SP-107. RATIFICATION OF AUDITORS: NFJ will generally vote for shareholder proposals to require shareholder ratification of auditors.

SP-108. INDEPENDENCE OF AUDITORS: NFJ will generally vote against shareholder proposals with respect to prohibiting auditors from engaging in non-audit services.

SP-109. AUDIT FIRM ROTATION: NFJ will generally vote against shareholder proposals asking for audit firm rotation.

BOARD OF DIRECTORS

SP-217. MINIMUM DIRECTOR STOCK OWNERSHIP: NFJ will generally vote against shareholder proposals requiring directors to own a certain number of shares in order to qualify as a director or to remain on the board.

SP-218. BOARD INDEPENDENCE: NFJ will generally vote for shareholder proposals that require the board of directors to be comprised of a majority of independent or unaffiliated directors.

SP-219. AGE LIMITS: NFJ will generally vote against shareholder proposals to impose a mandatory retirement age for directors.

SP-220. CUMULATIVE VOTING: NFJ will evaluate shareholder proposals regarding cumulative voting on a case-by-case basis.

SP-221. DIRECTOR DUTIES AND STAKEHOLDER LAWS: NFJ will generally vote against shareholder proposals to allow the board of directors to consider the interests of stakeholders (constituencies other than shareholders), unless such proposals are considered in the context of the company's commitment to shareholders.

SP-222. DIRECTOR ATTENDANCE AT ANNUAL MEETINGS: NFJ will generally vote against shareholder proposals for mandatory director attendance at the annual shareholder meeting.

SP-223. KEY COMMITTEE COMPOSITION: NFJ will generally vote for shareholder proposals that require all members of the compensation and nominating committees be comprised of independent or unaffiliated directors.

SP-224. LIMIT DIRECTOR TENURE: NFJ will generally vote against shareholder proposals to limit the tenure of outside directors.

COMPENSATION RELATED

SP-315. HOLDING PERIODS: NFJ will generally vote against shareholder proposals that require companies to adopt full tenure stock holding periods for executives.

SP-316. FUTURE STOCK OPTION AWARDS: NFJ will generally vote against shareholder proposals to ban future stock option grants to executives.

SP-317. ACCOUNTING TREATMENT OF STOCK OPTION AWARDS: NFJ will generally vote for shareholder proposals requesting that stock options be expensed.

SP-318. GOLDEN PARACHUTES: NFJ will generally vote for shareholder proposals to require shareholder approval of golden parachutes and will vote against shareholder proposals that would set limits on golden parachutes.

SP-319. LIMITS ON EXECUTIVE AND DIRECTOR COMPENSATION: NFJ will generally vote against shareholder proposals to limit executive and director compensation.

SP-320. REQUESTS FOR ADDITIONAL DISCLOSURE OF EXECUTIVE COMPENSATION: NFJ will generally vote against shareholder proposals that require additional disclosure for executive and director compensation above and beyond the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

SP-321. REPORTS ON EXECUTIVE RETIREMENT BENEFITS (DEFERRED COMPENSATION,
        SPLIT-DOLLAR LIFE INSURANCE, SERPS, AND PENSION BENEFITS): NFJ will generally vote for shareholder proposals that require companies to report on their executive retirement benefits provided that any cost with such reporting is within reason.

CAPITAL STRUCTURE

SP-405. PREEMPTIVE RIGHTS: NFJ will generally vote against shareholder proposals that seek preemptive rights.

SP-406. AUTHORIZATION OF BLANK CHECK PREFERRED STOCK: NFJ will generally vote for shareholder proposals that require shareholder approval prior to the issuance of blank check preferred stock.

CORPORATE TRANSACTIONS

SP-503. RIGHTS OF APPRAISAL: NFJ will generally vote against shareholder proposals to provide rights of appraisal to dissenting shareholders.

ANTI-TAKEOVER DEFENSES AND RELATED PROPOSALS

SP-613. GREENMAIL: NFJ will generally vote for shareholder proposals to prohibit payment of greenmail.

SP-614. POISON PILLS: NFJ will generally vote for shareholder proposals to require shareholder ratification of poison pills. NFJ will generally vote on a case-by-case basis on shareholder proposals that request the board of directors to redeem poison pill provisions.

SP-615. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENTS: NFJ will generally vote for shareholder proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions, and other business combinations.

SP-616. CLASSIFIED BOARDS: NFJ will generally vote for shareholder proposals to reNFJl classified boards and elect all directors annually and will vote against shareholder proposals to classify the board.

SP-617. FAIR PRICE PROVISIONS: NFJ will generally vote for shareholder proposals to adopt or lower the shareholder vote requirements with respect to existing fair price provisions.

SP-618. EQUAL ACCESS: NFJ will generally vote for shareholder proposals to allow shareholders equal access to management's proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.

SP-607. REINCORPORATION/EXEMPTION FROM TAKEOVER LAWS: On a case-by-case basis,
        NFJ will evaluate shareholder proposals to opt out of state/country takeover laws and shareholder proposals to reincorporate into a state which has more stringent anti-takeover and related provisions.

PROXY CONTEST DEFENSES

SP-707. SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS: NFJ will generally vote against shareholder proposals to grant shareholders' the ability to call special meetings.

SP-708. SHAREHOLDER ACTION BY WRITTEN CONSENT: NFJ will generally vote against shareholder proposals to permit shareholders to take action by written consent.

SP-709. SHAREHOLDERS' ABILITY TO REMOVE OR ELECT DIRECTORS: NFJ will generally vote against shareholder proposals to restore shareholder ability to remove directors with or without cause. NFJ will generally vote against shareholder proposals that permit shareholders to elect directors to fill board vacancies.

SOCIAL AND ENVIRONMENTAL ISSUES

SP-809. ENVIRONMENTAL ISSUES / CERES PRINCIPLES: NFJ will generally vote against shareholder proposals that request issuers to file the CERES principles.

SP-810. NORTHERN IRELAND (MacBRIDE PRINCIPLES): NFJ will generally vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.

SP-811. SOUTH AFRICA (STATEMENT OF PRINCIPLES): NFJ will generally vote against shareholder proposals that pertain to promoting the welfare of black employees within companies that operate in South Africa.

SP-812. OTHER POLITICAL/SOCIAL/SPECIAL INTEREST ISSUES: NFJ will generally vote against shareholder proposals on restrictions that relate to social, political, or special interest issues (examples: nuclear power, Mexico, animal testing, tobacco industry, or equal employment opportunities) that may effect the operations and competitiveness of the issuer or which may have a significant financial impact to the shareholders.

OTHER

SP-907. ANNUAL MEETINGS: NFJ will generally vote against shareholder proposals to change the time or place of annual meetings.

SP-908. CONFIDENTIAL VOTING, INDEPENDENT TABULATIONS AND INSPECTIONS: NFJ will generally vote for shareholder proposals to adopt confidential voting, use independent tabulators, and use independent election inspectors. NFJ will vote against shareholder proposals to reNFJl such provisions.

SP-909. ABSTENTION VOTES: NFJ will generally vote for shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting unless required by state law.

SP-910. EXISTING DUAL CLASS COMPANIES: NFJ will generally vote against shareholder proposals asking for a report to shareholders on the financial impact of its dual class voting structure and will vote for shareholder proposals to submit a dual class voting structure to a shareholder vote.

SP-911. SPECIAL REPORTS/ADDITIONAL DISCLOSURE: NFJ will generally vote against shareholder proposals that require disclosure reports on the impact of certain issues to the overall business if the issuer and the shareholders.

SP-912. LACK OF INFORMATION: NFJ generally will vote against proposals if there is a lack of information to make an informed voting decision.

SP-907. SHAREHOLDER ADVISORY COMMITTEE: NFJ will generally vote against shareholder proposals to establish shareholder advisory committees.

ITEM 23     EXHIBITS:

            (a)(1) Declaration of Trust - Previously filed with Post-Effective Amendment No. 3.

            (a)(2) Amendment to Declaration of Trust dated September 1, 1994 - Previously filed with Post Effective Amendment No. 3.

            (a)(3) Amendment to Declaration of Trust dated September 16, 1994 - Previously filed with Post-Effective Amendment No. 3.

            (a)(4) Amendment to Declaration of Trust dated April 22, 1996 - Previously filed with Post-Effective Amendment No. 2.

            (a)(5) Amendment to Declaration of Trust dated March 14, 2003 - Previously filed with Post-Effective Amendment No. 19.

            (b) By-Laws of Registrant - Previously filed with Post-Effective Amendment No. 3.

            (c)     Articles VI, VIII, IX and X of the Declaration of Trust and
                    Article III of the Bylaws - Previously filed with Post Effective Amendment No. 10.

            (d)(1) Investment Advisory Agreement with OpCap Advisors. - Previously filed with Post-Effective Amendment No. 8.

            (d)(2) Amendment to Investment Advisory Agreement with OpCap Advisors LLC, dated February 4, 2002 - Previously filed with Post-Effective Amendment No. 18.

            (d)(3) Portfolio Management Agreement with PIMCO Equity Advisors - Previously filed with Post-Effective Amendment No. 12.

            (d)(4) Novation of Portfolio Management Agreement with PIMCO Equity Advisors, dated February 4, 2002 - Previously filed with Post-Effective Amendment No. 18.

            (d)(5) Portfolio Management Agreement with PIMCO - Previously filed with Post-Effective Amendment No. 12.

            (d)(6) Amendment to Portfolio Management Agreement with PIMCO, dated February 4, 2002 - Previously filed with Post-Effective Amendment No. 18.

            (d)(7) Form of Portfolio Management Agreement with NFJ Investment Group L.P., dated April 1, 2003 - Filed herewith.

            (e) Distributors Agreement. - Previously filed with Post-Effective Amendment No. 8.

            (e)(1)  Amendment to Distributors Agreement, dated February 4, 2002
                    - Previously filed with Post-Effective Amendment No. 18.

            (f) Retirement Plan for Non-Interested Trustees or Directors. - Previously filed with Post Effective Amendment No. 9.

            (g) Custody Agreement - Previously filed with Post-Effective Amendment No. 3.

            (h)(1) Participation Agreement for American Enterprise Life Insurance Company - Previously filed with Post-Effective Amendment No. 3.

            (h)(2) Amendment No. 1 to Participation Agreement for American Enterprise Life Insurance Company. - Previously filed with Post-Effective Amendment No. 8.

            (h)(3) Participation Agreement for Connecticut General Life Insurance Company and amendment dated August 30, 1996 - Previously filed with Post-Effective Amendment No. 3.

            (h)(4) Participation Agreement for IL Annuity and Insurance Company- Previously filed with Post-Effective Amendment No. 2.

            (h)(5) Participation Agreement for Connecticut General Life Insurance Company (Separate Account T3)-Previously filed with Post-Effective Amendment No. 2.

            (h)(6) Fund Participation Agreement for CIGNA Life Insurance Company dated September 5, 1996 - Previously filed with Post-Effective Amendment No. 3.

            (h)(7) Amendment to Fund Participation Agreement for Connecticut General Life Insurance Company dated April 23, 1997 - Previously filed with Post-Effective Amendment No. 5.

            (h)(8) Participation Agreement for Providentmutual Life dated September 16, 1994 - Previously filed with Post-Effective Amendment No. 4.

            (h)(9) Participation Agreement for PRUCO Life Insurance Company of Arizona dated July 1, 1996 - Previously filed with Post-Effective Amendment No. 4.

            (h)(10) Participation Agreement for PRUCO Life Insurance
                    Company of New Jersey dated January 1, 1997 - Previously filed with Post-Effective Amendment No. 4.

            (h)(11) Participation Agreement for Prudential Insurance Company of
                    America - Previously filed with Post-Effective Amendment No. 4.

            (h)(12) Participation Agreement for MONY Life Insurance Company
                    of America and The Mutual Life Insurance Company of New York dated as of September 16, 1994 - Previously filed with Post-Effective Amendment No. 7.

            (h)(13) Participation Agreement for ReliaStar Life Insurance Company
                    dated August 8, 1997 - Previously filed with Post-Effective Amendment No. 7.

            (h)(14) Participation Agreement for ReliaStar Bankers Security Life
                    Insurance Company dated August 8, 1997 - Previously filed with Post-Effective Amendment No. 7.

            (h)(15) Participation Agreement for Northern Life Insurance Company
                    dated August 8, 1997 - Previously filed with Post-Effective Amendment No. 7.

            (h)(16) Participation Agreement for American Centurion Life
                    Insurance Assurance Company - Previously filed with Post-Effective Amendment No. 7.

            (h)(17) Participation Agreement for Sun Life Assurance Company of
                    Canada (U.S.) dated as of February 17, 1998 - Previously filed with Post-Effective Amendment No. 8.

            (h)(18) Participation Agreement for Transamerica Life Insurance
                    Company of New York dated December 15, 1997 - Previously filed with Post-Effective Amendment No. 8.

            (h)(19) Participation Agreement for Transamerica Occidental Life
                    Insurance Company dated December 15, 1997 - Previously filed with Post-Effective Amendment No. 8.

            (h)(20) Participation Agreement for Transamerica Life and Annuity
                    Company dated December 15, 1997 - Previously filed with Post-Effective Amendment No. 8.

            (h)(21) Amendment No. 2 dated August 21, 1998 to Participation
                    Agreement for American Enterprise Life Insurance Company, dated February 21, 1995. - Previously filed with Post Effective Amendment No. 9.

            (h)(22) Participation Agreement for Lincoln National Life Insurance,
                    dated May 15, 1998 and amendment thereto dated October 7, 1998. - Previously filed with Post Effective Amendment No. 9.

            (h)(23) Participation Agreement for First Providian Life and Health
                    Insurance Company, dated November 1, 1996. - Previously filed with Post Effective Amendment No. 9.

            (h)(24) Participation Agreement for Providian Life and Health
                    Insurance Company, dated September 16, 1994. - Previously filed with Post Effective Amendment No. 9.

            (h)(25) Amendment dated September 1, 1998 to Participation Agreement of August 8, 1997 for ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Life Insurance Company). - Previously filed with Post Effective Amendment No. 9.

            (h)(26) Amendment dated October 14, 1998 to Participation Agreement dated September 17, 1997 for American Centurion Life Insurance Company. - Previously filed with Post Effective Amendment No. 9.

            (h)(27) Amendment dated December 1, 1998 to Participation Agreement of February 17, 1998 for Sun Life Assurance Company of Canada (U.S.). - Previously filed with Post Effective Amendment No. 9.

            (h)(28) Participation Agreement for Travelers Insurance Company
                    dated May 1, 1998. - Previously filed with Post Effective Amendment No. 9.

            (h)(29) Amendment dated January 1, 1999 to Participation Agreement with Transamerica Occidental Life Insurance Company. - Previously filed with Post Effective Amendment No. 10.

            (h)(30) Amendment dated September 8, 1998 to Participation Agreement with Transamerica Life Insurance and Annuity Company. - Previously filed with Post Effective Amendment No. 10.

            (h)(31) Participation Agreement dated September 30, 1999 with
                    Lincoln Benefit Life Company - Previously filed with Post Effective Amendment No. 11.

            (h)(32) Amendment dated May 1, 2000 to Participation Agreement with
                    Lincoln Life & Annuity Company - Previously filed with Post Effective Amendment No. 13.

            (h)(33) Form of Participation Agreement with Great-West Life &
                    Annuity Insurance Company - Previously filed with Post-Effective Amendment No. 17.

            (h)(34) Form of Participation Agreement with Allstate Life Insurance
                    Company - Previously filed with Post-Effective Amendment No. 18.

            (h)(35) Form of Participation Agreement with Equitable Life
                    Assurance Society of the United States - Previously filed with Post-Effective Amendment No. 19.

            (h)(36) Participation Agreement with Merrill Lynch Life Insurance
                    Company - filed herewith.

            (h)(37) Participation Agreement with Merrill Lynch Life Insurance
                    Company of New York - filed herewith.

            (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable - Previously filed with Post-Effective Amendment No. 3.

            (j)(1)  Consent of Independent Auditors - filed herewith.

            (j)(2)  Powers of Attorney - filed herewith.

            (k)     Not Applicable.

            (l) Agreement relating to initial capital - Previously filed with Post-Effective Amendment No. 3.

            (m)     Not Applicable.

            (n) Financial Data Schedules - Previously filed on February 26, 2004 on Form N-30-D.

            (o)     Not Applicable.

            (p)(1) OCC Accumulation Trust - Code of Ethics - Previously filed with Post-Effective Amendment No. 15.

            (p)(2) OpCap Advisors, PEA Capital LLC and OCC Distributors Code of Ethics - filed herewith.

            (p)(3)  Pacific Investment Management Company Revised Code of Ethics
                    - filed herewith.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            No person is presently controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

                    Pursuant to Article V, Sec. 5.3 of the Registrant's
            Declaration of Trust, the Trustees shall provide for indemnification by the Trust of any present or former trustee, officer or agent in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being, or having been, a trustee, officer or agent of the Trust. The Trust By-Laws provide that, in other than derivative or shareholder suits, trustees, officers and/or agents will be indemnified against expenses of actions or omissions if the actions or omissions complained of were in good faith and reasonably believed to be in and not opposed to the best interests of the Trust, or, if a criminal action, the accused had no cause to believe his conduct was unlawful.

                    In derivative and shareholder actions, such trustee, officer and/or agent shall be indemnified against expenses except where liability arises by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940. Either Trustees not a party to the action, shareholders or independent legal counsel by written opinion may, in appropriate circumstances, decide questions of indemnification under the By-Laws.

                    The Trust may purchase insurance insuring its officers and trustees against certain liabilities in their capacity as such, and insuring the Trust against any payments which it is obligated to make to such persons under any foregoing indemnification provisions.

                    Insofar as indemnification for liability arising under the
            Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            See "Management of the Fund" in the Prospectus and "Investment Management and Other Services" in the Additional Statement regarding the business of the investment adviser. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the investment adviser and the sub-advisers.

The information relating to OpCap Advisors LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to PEA Capital LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to Pacific Investment Management Company LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to NFJ Investment Group L.P. is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

ITEM 27.    PRINCIPAL UNDERWRITER

            (a) OCC Distributors acts as principal underwriter for the Registrant.

            (b) Set forth below is certain information pertaining to the partners and officers of OCC Distributors, Registrant's Principal Underwriter; the Principal Business Address of each is 1345 Avenue of the Americas, New York, New York 10105-4800.

                          POSITIONS AND OFFICES WITH       POSITIONS AND OFFICES WITH
NAME                      UNDERWRITER                      REGISTRANT
----                      --------------------------       --------------------------
Francis C. Poli           Chief Executive Officer and      None
                          Secretary

John C. Maney             Chief Financial Officer          None

Colleen Martin            Financial Principal              None

Anne Marie Pitale         Vice President, Director         None

                          of Compliance

David J. Ungar            Financial Principal              None

Vinh T. Nguyen            Vice President and Controller    None

Stewart A. Smith          Vice President and Assistant     None
                          Secretary

            (c)     Not applicable.

ITEM 28.    LOCATION OF REQUIRED RECORDS -- RULE 31a-1
            (Except those maintained by Custodian and Transfer Agent)

            OpCap Advisors LLC
            1345 Avenue of the Americas
            New York, NY 10105-4800

ITEM 29.    MANAGEMENT SERVICES

            Not Applicable.

ITEM 30.    UNDERTAKINGS

            Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 26th day of April, 2004.

                                               PIMCO Advisors VIT

                                               /s/ Brian S. Shlissel
                                               ---------------------------------
                                               Brian S. Shlissel, Executive Vice
                                               President and Treasurer

Attest:

/s/ Lawrence G. Altadonna
-------------------------------------------
Lawrence G. Altadonna,  Assistant Treasurer


      Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed below by the following persons in the capacities and on the date indicated:

         PIMCO Advisors VIT
---------------------------

                                                                                      DATE
                                                                                      ----

                        *                                                        April 26, 2004
-----------------------------------------------------------                   -------------------
Stephen J. Treadway, President, Trustee


                        *                                                        April 26, 2004
-----------------------------------------------------------                   -------------------
Paul Y. Clinton, Trustee


                        *                                                        April 26, 2004
-----------------------------------------------------------                   -------------------
Thomas W. Courtney, Trustee


                        *                                                       April 26, 2004
-----------------------------------------------------------                   -------------------
Lacy B. Herrmann, Trustee


                        *                                                        April 26, 2004
-----------------------------------------------------------                   -------------------
V. Lee Barnes, Trustee


                        *                                                        April 26, 2004
-----------------------------------------------------------                   -------------------
Theodore T. Mason, Trustee


/s/ Brian S. Shlissel                                                            April 26, 2004
-----------------------------------------------------------                   -------------------
Brian S. Shlissel, Executive Vice President & Treasurer


* By: Brian S. Shlissel
-------------------------------------
Attorney-in-Fact by Power of Attorney
Filed herewith
Date: April 26, 2004


                               PIMCO ADVISORS VIT

                                INDEX TO EXHIBITS

EXHIBIT NO.

            (h)(36) Participation Agreement with Merrill Lynch Life Insurance
                    Company
            (h)(37) Participation Agreement with Merrill Lynch Life Insurance
                    Company of New York
            (j)(1)  Consent of Independent Auditors
            (j)(2)  Powers of Attorney
            (p)(2) Code of Ethics of OpCap Advisors LLC, PEA Capital LLC, NFJ Investment Group L.P. and OCC Distributors LLC
            (p)(3)  Code of Ethics of Pacific Investment Management Company LLC